UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5972

Name of Registrant: Vanguard International Equity Index Funds

Address of Registrant: P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service: Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – April 30, 2010

Item 1: Reports to Shareholders

Vanguard International Stock
Index Funds Semiannual Report
April 30, 2010

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund
Vanguard Emerging Markets Stock Index Fund

> After early gains, mounting fiscal problems pushed several European developed markets into negative territory for the period, but most emerging and Pacific Rim markets posted gains.

> For the six months ended April 30, returns for Vanguard International Stock Index Funds ranged from just above zero for the European Stock Index Fund to a high of almost 13% for the Emerging Markets Stock Index Fund.

> The information technology, industrial, and materials sectors were generally among the best performers across both developed and emerging markets, while some sectors posted losses.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	4
European Stock Index Fund.	10
Pacific Stock Index Fund.	33
Emerging Markets Stock Index Fund.	57
About Your Fund’s Expenses.	88
Trustees Approve Advisory Arrangements.	91
Glossary.	92

European Stock Index Fund
Pacific Stock Index Fund
Emerging Markets Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended April 30, 2010
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	0.05%
Admiral™ Shares	0.11
Signal® Shares	0.11
Institutional Shares	0.11
ETF Shares
Market Price	-0.51
Net Asset Value	0.12
MSCI Europe Index	-0.20
European Region Funds Average	1.77
European Region Funds Average: Derived from data provided by Lipper Inc.
Vanguard Pacific Stock Index Fund
Investor Shares	8.85%
Admiral™ Shares	8.83
Signal® Shares	8.80
Institutional Shares	8.87
ETF Shares
Market Price	9.66
Net Asset Value	8.81
MSCI Pacific Index	7.73
Japan/Pacific Region Funds Average	10.64
Japan/Pacific Region Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. Institutional Shares are available for a minimum investment of $5 million. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Your Fund’s Total Returns

Six Months Ended April 30, 2010
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	12.72%
Admiral™ Shares	12.80
Signal® Shares	12.79
Institutional Shares	12.85
ETF Shares
Market Price	13.45
Net Asset Value	12.81
MSCI Emerging Markets Index	12.37
Emerging Markets Funds Average	13.46
Emerging Markets Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal Shares are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. Institutional Shares are available for a minimum investment of $5 million. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Your Fund’s Performance at a Glance

October 31, 2009 , Through April 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard European Stock Index Fund
Investor Shares	$25.77	$24.84	$0.982	$0.000
Admiral Shares	60.51	58.29	2.382	0.000
Signal Shares	23.42	22.56	0.923	0.000
Institutional Shares	25.80	24.86	1.008	0.000
ETF Shares	48.41	46.64	1.912	0.000
Vanguard Pacific Stock Index Fund
Investor Shares	$9.61	$10.19	$0.256	$0.000
Admiral Shares	62.95	66.65	1.760	0.000
Signal Shares	21.87	23.15	0.611	0.000
Institutional Shares	9.63	10.20	0.269	0.000
ETF Shares	50.92	53.92	1.421	0.000
Vanguard Emerging Markets Stock Index Fund
Investor Shares	$23.90	$26.61	$0.314	$0.000
Admiral Shares	31.45	35.01	0.445	0.000
Signal Shares	30.26	33.68	0.428	0.000
Institutional Shares	23.94	26.65	0.349	0.000
ETF Shares	37.84	42.12	0.545	0.000

Chairman’s Letter

Dear Shareholder,

International markets had some ups and downs during the first six months of the fiscal year. After early gains, developed European markets—the largest overseas region—lost ground in January and February, rallied in March, then slipped again as the debt and budget crisis in Greece worsened. Emerging markets were stronger out of the gate and held their lead, dipping in only one month, with the Pacific Rim not far behind.

Vanguard Emerging Markets Stock Index Fund was again the best performer in the fiscal first-half, posting returns approaching 13% for the conventional (non-ETF) share classes. The conventional shares of Vanguard Pacific Stock Index Fund returned almost 9%, and those of Vanguard Euro-pean Stock Index Fund were just above breakeven.

All three funds captured the returns of their respective target indexes. However, because of temporary price differences arising from fair-value pricing policies (please see the text box on page 8), the funds’ returns appear to have diverged from their benchmark returns, which are not adjusted for fair value. The impact of fair-value pricing was most noticeable for the Pacific Stock Index Fund, whose adjusted return exceeded the benchmark’s return by more than 1 percentage point.

Most stock markets extended their post-crisis rally
Despite a few setbacks, most markets around the world continued to climb during the six months ended April 30. International markets, while considerably lagging the broad U.S. market, generally still ended the half-year in positive territory. In Europe, Greece’s financial woes continued to make headlines, precipitating unusual market volatility that continued after the close of the fiscal half-year.

In Asia, the larger developed markets returned about 8%. Most emerging market stocks, which made a quick and substantial recovery from the global economic slowdown, continued to outperform those in developed markets. China, however, was held back by the prospect of monetary policy tightening.

The broad U.S. stock market ended the period up about 18%. Since scraping bottom in March 2009, U.S. equities have rebounded dramatically, returning more than 80%.

For the half-year, stocks of small-capitalization companies significantly outperformed both the broad market and larger-cap issues, returning about 28%. Large-cap stocks returned about 17%, slightly behind the broad market’s gain. Value stocks generally trumped their growth counterparts for the period, though the differences weren’t all that noteworthy.

Market Barometer
			Total Returns
		Periods Ended April 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	16.77%	40.21%	3.07%
Russell 2000 Index (Small-caps)	28.17	48.95	5.74
Dow Jones U.S. Total Stock Market Index	17.91	41.12	3.73
MSCI All Country World Index ex USA (International)	5.95	40.97	6.94

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	2.54%	8.30%	5.38%
Barclays Capital Municipal Bond Index	3.68	8.85	4.51
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.12	2.72

CPI
Consumer Price Index	0.85%	2.24%	2.30%

Corporate bonds remained attractive to investors
The broad U.S. taxable bond market returned about 3% for the period as investors continued to favor higher-risk corporate bonds over U.S. government issues. The broad municipal bond market posted strong results, returning almost 4%. The yields of longer-term Treasury bonds rose during the six months, while those of the shortest-term securities remained around 0%.

The Federal Reserve Board has kept its target for short-term interest rates unchanged at 0% to 0.25% since December 2008. The Fed’s April statement noted economic improvements, but said officials still thought that “economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” The Fed has, however, begun to wind down credit programs established during the financial crisis.

Debt and fiscal woes beset European markets
Although many European economies appeared to be well on track to continue the economic recovery that began in 2009, their convalescence was interrupted when long-simmering fiscal problems and a potential debt default bubbled up to a crisis level in Greece. To a lesser extent, Spain, Portugal, and Ireland were also struggling, and consumer confidence

Expense Ratios
Your Fund Compared With Its Peer Group
						Peer
	Investor	Admiral	Signal	Institutional	ETF	Group
	Shares	Shares	Shares	Shares	Shares	Average
European Stock Index Fund	0.27%	0.16%	0.16%	0.12%	0.16%	1.44%
Pacific Stock Index Fund	0.27	0.16	0.16	0.12	0.16	1.62
Emerging Markets Stock Index Fund	0.40	0.27	0.27	0.23	0.27	1.74

The fund expense ratios shown are from the prospectuses dated February 26, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended April 30, 2010, the funds’ annualized expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; and for the Emerging Markets Stock Index Fund, 0.35% for Investor Shares, 0.22% for Admiral Shares, 0.22% for Signal Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares.

Peer groups: For the European Stock Index Fund, European Region Funds; for the Pacific Stock Index Fund, Japan/Pacific Region Funds; for the Emerging Markets Stock Index Fund, Emerging Markets Funds.

dipped in Germany and other major markets. Adding to unease about the market, the sovereign credit ratings of Greece, Portugal, and Spain were downgraded by at least one major rating agency; Greece is no longer rated investment-grade. Despite an emergency loan package for Greece from the European Union and the International Monetary Fund, approved just after the close of the period, markets remained unsettled in Europe and beyond.

Against this backdrop, the European Stock Index Fund returned 0.05% for Investor Shares. The relative strength of the U.S. dollar compared with the euro and the British pound during the six months was a headwind for U.S.-based investors: The local-currency return of the fund’s benchmark, the MSCI Europe Index, was about 9 percentage points higher than the dollar-denominated return.

Greece, one of the smallest European markets, was the worst performer in the six months, posting a return of about –41%. Italy, Spain, and Portugal declined less steeply. On the bright side, most of the larger European bourses—including the United Kingdom, representing almost one-third of the index’s capitalization—posted single-digit gains. France, however, notched a small loss. And with returns of more than 16%, Ireland (despite its economic challenges) and Denmark took the lead.

Winners barely outnumbered losers among Europe’s industry sectors. Materials led with a return of almost 13%, followed by industrial, consumer discretionary, and technology stocks. The corporate fortunes of these sectors tend to be somewhat more exposed to the ups and downs of the business cycle, so they benefited as many economies around the world emerged from their slump. Financials, the largest sector at almost one-quarter of the index’s value, returned –10%, partly reflecting sovereign debt concerns. Commercial banks were hit especially hard.

Pacific Rim countries in the middle of the pack
The Pacific Stock Index Fund returned 8.85% for Investor Shares for the six months, mirroring the returns of its two largest markets. Japan (representing almost two-thirds of the index) gained almost 8%; Australia’s return was closer to 9%. Although the Japanese economy contracted for calendar-year 2009, it achieved better-than-expected growth in the December quarter. Japan’s stock market reached an 18-month high this spring as investors were encouraged by a pickup in exports.

Nine of the ten sectors in the Pacific region advanced, led by information technology—which returned more than 19% as the spending outlook improved. As in Europe, industrial and materials stocks also performed well.

A note on fair-value pricing
An index fund’s return sometimes may appear to diverge from the return of its benchmark index a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company- specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Emerging markets led again, but with smaller gains
Last year’s remarkable emerging markets rally continued into the first half of the new fiscal year, but at a much slower pace. The Emerging Markets Stock Index Fund returned 12.72% for Investor Shares. All of the countries represented in the index posted gains except Egypt and the Czech Republic.

In a departure from recent periods, China—the largest emerging market—was not the best performer, returning only about 1%. In part, the country appears to be a victim of the success of its government’s massive stimulus program to shore up the economy during the global slowdown. In early 2010, as the nation’s economic engine gathered steam, the government—concerned about inflation—began to try to apply the brakes by tightening credit, which also put pressure on stock prices.

Some of the smaller emerging countries, as measured by market value, recorded exceptional returns, including Indonesia (up more than 27%) and Turkey (up 25%). South Korea and India (each with returns of about 20%) and Brazil (up 9%) were among the best contributors to the overall return of the index and the fund.

All ten sectors posted gains, most in the double digits. Two sectors returned more than 20%: information technology, one of the largest sectors in the emerging markets, and health care, one of the smallest. Materials and consumer discretionary stocks also performed well.

Diversification and globalization can be partners in your portfolio
Last year, international stocks vaulted over the broad U.S. market to the top of the performance charts, a position non-U.S. stocks had enjoyed for several years until most stocks worldwide fell into the bear market’s grip. But in the most recent six months, the broad U.S. market reclaimed the lead.

This seemingly perpetual game of leapfrog helps to explain why Vanguard continually reminds its clients about two pillars of investing: a long-term perspective and diversification. A case in point: Many investors have been drawn to the allure of emerging market funds, following the MSCI Emerging Markets Index’s return of almost 79% in calendar-year 2009. While such returns are tempting, history has shown that chasing yesterday’s winners is often a losing strategy.

Instead, we encourage you to establish a target asset allocation that is appropriate for your long-term goals and risk tolerance, and then try to stick with it. A portfolio that is diversified across and within stocks and bonds—with an allocation to money market funds to help meet short-term or unexpected needs—can help cushion your exposure to inevitable market swings. And although international markets sometimes rise and fall in tandem with the broad U.S. market, a low-cost international equity index fund can help diversify your portfolio. This is usually more apparent in the long run, as differences emerge in the economic and financial performance of various countries.

On another matter, I would like to inform you that as of January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor. Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 14, 2010

European Stock Index Fund

Fund Profile
As of April 30, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VEURX	VEUSX	VESSX	VESIX	VGK
Expense Ratio1	0.27%	0.16%	0.16%	0.12%	0.16%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Number of Stocks	482	464	1,816
Median Market Cap	$49.3B	$49.3B	$28.4B
Price/Earnings Ratio	18.8x	18.9x	23.2x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	19.7%	19.6%	18.3%
Earnings Growth Rate	2.5%	2.4%	5.8%
Dividend Yield	3.3%	3.3%	2.7%
Turnover Rate
(Annualized)	12%	—	—
Short-Term Reserves	0.4%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index ex USA
Consumer
Discretionary	7.8%	7.8%	8.7%
Consumer Staples	12.2	12.2	8.5
Energy	11.2	11.2	10.9
Financials	23.1	23.2	25.7
Health Care	10.1	10.1	6.1
Industrials	10.3	10.4	10.3
Information
Technology	3.0	3.0	7.1
Materials	9.6	9.6	12.1
Telecommunication
Services	6.7	6.6	5.9
Utilities	6.0	5.9	4.7

Volatility Measures
		MSCI AC
	MSCI Europe	World Index
	Index	ex USA
R-Squared	0.98	0.96
Beta	1.03	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell PLC	Integrated Oil &
	Gas	3.0%
HSBC Holdings PLC	Diversified Banks	2.7
Nestle SA	Packaged Foods &
	Meats	2.6
BP PLC	Integrated Oil &
	Gas	2.4
Vodafone Group PLC	Wireless
	Telecommunication
	Services	1.8
Total SA	Integrated Oil &
	Gas	1.8
Roche Holding AG	Pharmaceuticals	1.7
Novartis AG	Pharmaceuticals	1.7
Banco Santander SA	Diversified Banks	1.6
GlaxoSmithKline PLC	Pharmaceuticals	1.5
Top Ten		20.8%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectuses dated February 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares.

European Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Europe	Index
	Fund	Index	ex USA
Europe
United Kingdom	32.8%	32.8%	14.6%
France	16.0	16.0	7.1
Germany	12.2	12.2	5.4
Switzerland	11.7	11.8	5.3
Spain	5.9	5.8	2.6
Italy	4.8	4.1	1.8
Sweden	4.5	4.8	2.1
Netherlands	4.1	4.5	2.0
Finland	1.8	1.8	0.8
Denmark	1.6	1.6	0.7
Belgium	1.4	1.4	0.7
Norway	1.2	1.2	0.5
Other	2.0	2.0	0.9
Subtotal	100.0%	100.0%	44.5%
Pacific	0.0%	0.0%	24.6%
Emerging Markets	0.0%	0.0%	23.1%
North America	0.0%	0.0%	7.8%

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999, Through April 30, 2010

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	56.36%	3.51%	1.83%
Admiral Shares	8/13/2001	56.53	3.61	5.66[1]
Signal Shares	10/6/2006	56.53	—	-2.76[1]
Institutional Shares	5/15/2000	56.63	3.66	2.59[1]
ETF Shares	3/4/2005
Market Price		56.75	3.56	2.80[1]
Net Asset Value		56.51	3.62	2.79[1]
1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Fund returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

European Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.1%)[1]
Austria (0.5%)
	Erste Group Bank AG	353,219	15,682
	OMV AG	278,862	9,965
	Voestalpine AG	221,143	8,226
*,^	IMMOFINANZ AG	1,842,047	7,854
	Telekom Austria AG	573,125	7,613
^	Verbund–Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	141,217	5,254
^	Raiffeisen International
	Bank Holding AG	101,274	4,931
	Vienna Insurance Group	72,487	3,543
			63,068
Belgium (1.4%)
	Anheuser-Busch InBev NV	1,347,791	65,383
	Delhaize Group SA	188,421	15,582
*	KBC Groep NV	301,279	13,480
*	Ageas	4,180,477	12,841
	Groupe Bruxelles
	Lambert SA	149,699	12,668
	Solvay SA Class A	110,239	10,527
^	Belgacom SA	283,525	9,957
	Umicore	214,314	7,837
^	UCB SA	189,765	7,351
	Colruyt SA	27,817	6,849
*	Dexia SA	979,319	5,292
	Mobistar SA	54,810	3,369
^	Cie Nationale a Portefeuille	62,517	3,244
			174,380
Denmark (1.6%)
	Novo Nordisk A/S Class B	810,100	66,653
*	Vestas Wind Systems A/S	379,795	23,174
*	Danske Bank A/S	845,075	22,063
	AP Moller–Maersk A/S
	Class B	2,459	20,646
	Carlsberg A/S Class B	199,659	16,137
^	Novozymes A/S	85,492	10,279
	AP Moller–Maersk A/S	1,030	8,344
	DSV A/S	387,999	6,935

			Market
			Value•
		Shares	($000)
	Coloplast A/S Class B	42,467	4,706
*	Topdanmark A/S	26,309	3,249
	TrygVesta AS	48,656	3,004
*,^	William Demant Holding AS	43,253	2,950
^	H Lundbeck A/S	105,527	1,739
			189,879
Finland (1.8%)
^	Nokia Oyj	6,993,260	85,496
	Fortum Oyj	829,258	21,427
	Sampo Oyj	786,628	19,335
	UPM-Kymmene Oyj	966,943	13,876
	Kone Oyj Class B	286,244	12,595
	Metso Oyj	240,244	9,268
	Stora Enso Oyj	1,077,537	8,996
	Wartsila Oyj	155,599	7,923
	Kesko Oyj Class B	124,382	4,822
	Elisa Oyj	248,011	4,747
	Nokian Renkaat Oyj	198,228	4,660
	Outokumpu Oyj	220,658	4,641
^	Neste Oil Oyj	239,558	3,878
	Orion Oyj Class B	171,120	3,242
	Rautaruukki Oyj	153,508	3,219
^	Sanoma Oyj	152,737	2,956
	Pohjola Bank PLC	263,385	2,877
			213,958
France (15.8%)
	Total SA	3,944,483	214,609
	Sanofi-Aventis SA	1,966,219	134,133
	BNP Paribas	1,769,016	121,507
^	GDF Suez	2,321,288	82,553
	France Telecom SA	3,462,151	75,792
^	AXA SA	3,170,121	62,998
	Societe Generale	1,174,438	62,714
	ArcelorMittal	1,603,317	62,393
^	Danone	1,026,952	60,508
^	Vivendi SA	2,294,675	60,195
^	Carrefour SA	1,184,807	58,072
^	Air Liquide SA	468,894	54,701
	LVMH Moet Hennessy
	Louis Vuitton SA	458,084	52,717

European Stock Index Fund

			Market
			Value•
		Shares	($000)
^	Schneider Electric SA	440,824	50,046
^	L’Oreal SA	447,010	46,455
^	Vinci SA	825,390	45,995
	Cie de St-Gobain	719,748	35,531
	Unibail-Rodamco SE	170,025	32,135
	Pernod-Ricard SA	369,458	31,434
	Lafarge SA	372,890	27,035
	Credit Agricole SA	1,733,444	24,780
	EDF SA	443,300	23,758
	Veolia Environnement	738,544	23,202
	Cie Generale d’Optique
	Essilor International SA	376,637	22,960
	Alstom SA	378,529	22,211
	Vallourec SA	106,975	21,308
^	Bouygues SA	418,235	20,723
^	Cie Generale des
	Etablissements Michelin
	Class B	275,813	19,981
^	PPR	141,256	18,985
*	Renault SA	345,851	16,023
	Accor SA	273,713	15,639
^	Technip SA	194,514	15,554
	European Aeronautic
	Defence and Space
	Co. NV	761,880	14,150
*	Alcatel-Lucent	4,343,317	13,845
^	Cap Gemini SA	271,508	13,676
	Hermes International	99,093	13,102
	Christian Dior SA	118,124	12,575
	SES SA	525,758	12,050
	STMicroelectronics NV	1,268,352	11,745
	Suez Environnement Co.	502,012	10,880
	Sodexo	176,820	10,864
	Publicis Groupe SA	222,308	9,809
^	Casino Guichard
	Perrachon SA	102,170	9,019
^	Lagardere SCA	221,746	8,944
	Safran SA	351,772	8,938
*	Peugeot SA	285,395	8,429
*	Natixis	1,635,518	8,364
	Groupe Eurotunnel SA	890,530	8,132
*	Cie Generale de
	Geophysique-Veritas	265,884	8,005
	Dassault Systemes SA	120,543	7,832
^	SCOR SE	306,481	7,230
	Eutelsat Communications	183,811	6,543
	Legrand SA	194,222	6,324
	Thales SA	165,176	6,151
^	Klepierre	168,608	5,810
*,^	CNP Assurances	68,400	5,758
	Bureau Veritas SA	91,461	5,150
	Neopost SA	57,899	4,604
	Aeroports de Paris	55,441	4,563
^	Fonciere Des Regions	43,711	4,523
^	ICADE	43,580	4,236
*	Atos Origin SA	83,243	4,218

			Market
			Value•
		Shares	($000)
^	Societe Television Francaise	1,220,947	4,097
*	Air France-KLM	252,552	3,973
^	Eiffage SA	76,535	3,951
^	Imerys SA	64,282	3,919
	Societe BIC SA	50,210	3,903
	Gecina SA	35,199	3,619
^	Eurazeo	52,190	3,618
*	JC Decaux SA	125,062	3,596
	Eramet	9,907	3,575
^	Iliad SA	31,011	3,101
	Metropole Television SA	118,231	3,057
*	Societe Des Autoroutes
	Paris-Rhin-Rhone	41,079	2,883
	PagesJaunes Groupe	229,849	2,754
	BioMerieux	25,093	2,720
	Ipsen SA	45,558	2,176
			1,923,058
Germany (12.1%)
	Siemens AG	1,536,450	151,535
^	E.ON AG	3,549,798	130,909
^	BASF SE	1,715,150	99,717
^	Bayer AG	1,544,227	98,641
*,^	Allianz SE	847,604	97,174
*	Daimler AG	1,517,147	78,063
	SAP AG	1,602,583	77,322
	Deutsche Bank AG	1,101,411	76,876
	Deutsche Telekom AG	5,293,760	68,926
^	RWE AG	781,917	64,319
^	Muenchener
	Rueckversicherungs AG	368,821	51,979
^	Linde AG	283,170	33,894
^	Volkswagen AG Prior Pfd.	317,294	30,655
	Bayerische Motoren
	Werke AG	617,582	30,544
	Deutsche Boerse AG	364,139	28,269
	Deutsche Post AG	1,580,118	25,629
^	Adidas AG	390,379	23,003
	ThyssenKrupp AG	623,972	20,290
^	Fresenius Medical Care
	AG & Co. KGaA	358,343	19,402
	MAN SE	198,128	18,699
^	K&S AG	322,400	18,541
	Henkel AG & Co.
	KGaA Prior Pfd.	332,037	17,803
^	HeidelbergCement AG	263,139	16,294
*	Infineon Technologies AG	2,038,548	14,433
^	Metro AG	210,963	12,683
	Henkel AG & Co. KGaA	242,284	10,958
^	Fresenius SE Prior Pfd.	150,723	10,927
*	Commerzbank AG	1,323,166	10,390
*	QIAGEN NV	432,524	9,981
	Merck KGAA	120,840	9,933
	Porsche Automobil
	Holding SE Prior Pfd.	164,464	9,517
^	Beiersdorf AG	164,448	9,319
*	Daimler AG	166,896	8,502

European Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Deutsche Lufthansa AG	423,788	7,047
^	Hochtief AG	78,641	6,491
	GEA Group AG	289,035	6,414
	Salzgitter AG	72,500	5,892
*	Deutsche Postbank AG	163,748	5,628
^	RWE AG Prior Pfd.	72,334	5,540
*,^	Hannover
	Rueckversicherung AG	112,336	5,272
^	Volkswagen AG	55,250	5,225
^	Celesio AG	158,588	5,192
	Wacker Chemie AG	29,281	4,277
^	Fresenius SE	52,964	3,768
	Fraport AG Frankfurt Airport
	Services Worldwide	70,134	3,636
	Bayerische Motoren
	Werke AG Prior Pfd.	97,756	3,483
*	United Internet AG	230,418	3,464
^	Puma AG Rudolf
	Dassler Sport	9,987	3,340
*,^	TUI AG	252,364	2,793
	Suedzucker AG	127,066	2,583
^	Solarworld AG	154,017	2,227
			1,467,399
Greece (0.6%)
*	National Bank of Greece SA	891,386	14,332
	Coca Cola Hellenic
	Bottling Co. SA	341,358	9,256
	OPAP SA	415,844	8,446
*	Alpha Bank AE	878,578	7,116
	Bank of Cyprus
	Public Co. Ltd.	1,037,121	5,984
*	EFG Eurobank Ergasias SA	595,475	4,787
*	Piraeus Bank SA	561,853	4,231
*,^	National Bank of
	Greece SA ADR	1,188,817	3,875
*	Public Power Corp. SA	217,722	3,564
	Titan Cement Co. SA	109,908	2,925
^	Hellenic
	Telecommunications
	Organization SA ADR	485,167	2,746
	Hellenic
	Telecommunications
	Organization SA	208,935	2,304
	Marfin Investment
	Group SA	1,185,617	2,273
	Hellenic Petroleum SA	163,628	1,763
			73,602
Ireland (0.5%)
	CRH PLC	1,292,109	36,951
	Kerry Group PLC Class A	263,662	8,473
*	Elan Corp. PLC	919,611	6,225
*	Ryanair Holdings PLC ADR	108,448	3,054
*,^	Anglo Irish Bank
	Corp. Ltd.	2,503,596	723

			Market
			Value•
		Shares	($000)
*	Ryanair Holdings PLC	133,763	667
	CRH PLC	7,832	223
			56,316
Italy (4.7%)
	ENI SPA	4,861,696	108,656
*	UniCredit SPA	30,584,905	80,154
	Enel SPA	12,291,757	64,395
*	Intesa Sanpaolo SPA
	(Registered)	14,397,561	47,453
	Assicurazioni
	Generali SPA	2,177,553	45,964
*	Telecom Italia SPA
	(Registered)	18,706,746	26,154
	Fiat SPA	1,432,431	18,801
	Saipem SPA	495,936	18,519
	Tenaris SA	884,075	17,752
	Unione di Banche
	Italiane SCPA	1,077,341	13,342
*	Telecom Italia SPA
	(Bearer)	11,213,388	12,654
	Snam Rete Gas SPA	2,652,620	12,598
	Mediaset SPA	1,322,021	10,469
	Atlantia SPA	479,931	10,214
	Terna Rete Elettrica
	Nazionale SPA	2,432,550	9,860
	Finmeccanica SPA	754,441	9,666
	Parmalat SPA	3,160,999	8,321
*	Mediobanca SPA	888,882	8,204
	Banco Popolare SC	1,205,871	7,721
	Luxottica Group SPA	214,575	5,879
	Banca Monte dei Paschi
	di Siena SPA	4,116,571	5,700
	Intesa Sanpaolo SPA
	(Bearer)	1,741,431	4,623
	Banca Popolare
	di Milano Scarl	732,434	4,119
	A2A SPA	2,066,376	3,493
	Prysmian SPA	181,982	3,277
^	Banca Carige SPA	1,231,377	3,128
*	Pirelli & C SPA	4,973,701	2,862
	Exor SPA	138,427	2,535
*	Autogrill SPA	194,066	2,364
	Mediolanum SPA	396,788	2,017
^	Italcementi SPA	137,635	1,565
^	Fondiaria-Sai SPA	110,713	1,534
*,^	Unipol Gruppo
	Finanziario SPA	1,319,173	1,381
			575,374
Netherlands (4.1%)
	Unilever NV	3,041,948	92,545
	Koninklijke Philips
	Electronics NV	1,815,863	60,975
*	ING Groep NV	6,800,461	60,023
	Koninklijke KPN NV	3,120,216	46,813

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Koninklijke Ahold NV	2,228,626	30,559
	ASML Holding NV	787,578	25,842
	Akzo Nobel NV	433,477	25,634
	Heineken NV	456,034	21,264
	TNT NV	693,081	21,181
*	Aegon NV	2,919,139	20,417
	Reed Elsevier NV	1,350,255	16,081
	Koninklijke DSM NV	287,102	12,824
	Wolters Kluwer NV	517,936	10,582
*	Randstad Holding NV	190,499	9,652
	Heineken Holding NV	207,176	8,480
	Fugro NV	123,640	8,048
^	Corio NV	109,559	6,338
	SBM Offshore NV	305,636	6,015
	Koninklijke Boskalis
	Westminster NV	119,061	5,370
	Koninklijke Vopak NV	59,351	4,868
	ASML Holding NV	17,494	571
*	Aegon NV	1,765	12
			494,094
Norway (1.2%)
	Statoil ASA	2,093,563	50,622
*	Telenor ASA	1,545,349	21,969
^	DnB NOR ASA	1,677,026	19,848
	Seadrill Ltd.	523,911	13,196
	Yara International ASA	351,381	12,193
^	Orkla ASA	1,435,214	12,092
*,^	Norsk Hydro ASA	1,277,907	10,004
*,^	Renewable
	Energy Corp. ASA	632,871	2,150
*	Renewable
	Energy Corp. ASA
	Rights Exp. 05/14/10	316,435	439
			142,513
Portugal (0.4%)
	EDP–Energias
	de Portugal SA	3,290,287	11,775
*	Portugal Telecom
	SGPS SA	1,084,503	11,037
	Banco Espirito Santo SA	978,008	4,682
	Galp Energia SGPS SA
	Class B	287,740	4,613
	Jeronimo Martins SGPS SA	414,907	4,293
^	Banco Comercial
	Portugues SA	4,353,833	4,089
^	Cimpor Cimentos
	de Portugal SGPS SA	449,067	3,257
*	EDP Renovaveis SA	416,698	2,963
	Brisa Auto-Estradas
	de Portugal SA	329,483	2,336
			49,045

			Market
			Value•
		Shares	($000)
Spain (5.8%)
	Banco Santander SA	15,319,997	194,799
	Telefonica SA	7,773,803	175,962
	Banco Bilbao Vizcaya
	Argentaria SA	6,648,943	87,448
	Iberdrola SA	6,869,292	54,515
	Repsol YPF SA	1,367,989	32,120
	Inditex SA	407,668	25,232
^	ACS Actividades
	de Construccion y
	Servicios SA	263,422	11,945
	Banco Popular Espanol SA	1,609,950	11,399
	Red Electrica Corp. SA	201,589	9,551
	Abertis Infraestructuras SA	526,601	9,171
^	Banco de Sabadell SA	1,692,327	8,587
	Criteria Caixacorp SA	1,580,956	7,884
	Gas Natural SDG SA	434,353	7,416
	Ferrovial SA	814,977	7,178
	Enagas	331,704	6,652
	Iberdrola Renovables SA	1,569,382	6,084
^	Acerinox SA	256,565	5,108
	Acciona SA	47,498	4,708
	Mapfre SA	1,357,485	4,443
	Gamesa Corp.
	Tecnologica SA	343,012	4,215
	Zardoya Otis SA	252,159	3,937
^	Bankinter SA	529,381	3,908
	Indra Sistemas SA	184,510	3,699
^	Grifols SA	238,771	3,023
	Telefonica SA ADR	44,539	3,019
*	Iberia Lineas Aereas
	de Espana SA	899,502	3,007
	Gestevision Telecinco SA	185,161	2,633
^	Banco de Valencia SA	391,791	2,284
^	Fomento de Construcciones
	y Contratas SA	68,990	2,258
*,^	Sacyr Vallehermoso SA	160,751	1,227
	Banco Santander SA ADR	46,358	572
*,^	Banco de Valencia SA
	Rights Exp. 05/10/2010	391,791	46
			704,030
Sweden (4.5%)
	Telefonaktiebolaget LM
	Ericsson Class B	5,607,544	64,714
^	Hennes & Mauritz AB
	Class B	951,912	60,740
	Nordea Bank AB	6,017,695	58,710
	TeliaSonera AB	4,176,878	28,629
^	Sandvik AB	1,875,583	26,883
^	Svenska Handelsbanken
	AB Class A	908,992	25,489
*	Volvo AB Class B	2,029,297	25,176
^	Atlas Copco AB Class A	1,246,381	20,047
*,^	Skandinaviska Enskilda
	Banken AB Class A	2,823,057	19,244
^	Investor AB Class B	849,534	16,072

European Stock Index Fund

			Market
			Value•
		Shares	($000)
^	SKF AB	722,568	14,414
^	Svenska Cellulosa AB
	Class B	1,066,695	13,899
^	Assa Abloy AB Class B	583,328	13,450
^	Skanska AB Class B	742,838	12,308
	Millicom International
	Cellular SA	141,057	12,255
*	Swedbank AB Class A	1,135,082	12,221
	Electrolux AB Class B	446,269	11,478
^	Swedish Match AB	470,462	10,665
^	Atlas Copco AB Class B	729,568	10,569
^	Scania AB Class B	598,084	10,437
*	Volvo AB Class A	823,851	10,004
	Tele2 AB	582,097	9,837
^	Alfa Laval AB	630,379	9,393
^	Getinge AB	369,903	8,269
^	Kinnevik Investment AB
	Class B	400,973	7,360
^	Securitas AB Class B	583,182	6,141
	Ratos AB	188,203	5,890
	SSAB AB Class A	334,298	5,854
^	Husqvarna AB	759,295	5,634
	Lundin Petroleum AB	421,137	2,561
	SSAB AB Class B	158,061	2,456
	Holmen AB	95,403	2,406
			543,205
Switzerland (11.7%)
	Nestle SA	6,475,144	316,835
	Roche Holding AG	1,311,952	207,143
	Novartis AG	3,940,358	200,898
*	UBS AG	6,593,272	102,144
*	Credit Suisse Group AG	2,101,558	96,457
	ABB Ltd.	4,120,663	79,041
	Zurich Financial
	Services AG	275,066	60,981
	Syngenta AG	176,654	44,759
	Cie Financiere
	Richemont SA	976,075	36,002
	Holcim Ltd.	457,742	34,110
	Swiss Reinsurance Co. Ltd.	645,398	27,990
	Swatch Group AG (Bearer)	57,432	16,825
	Swisscom AG	43,503	14,763
	Adecco SA	228,866	13,461
	SGS SA	10,271	13,341
	Julius Baer Group Ltd.	383,816	13,191
	Geberit AG	72,864	12,931
	Synthes Inc.	111,418	12,643
	Givaudan SA	14,267	12,415
	Sonova Holding AG	85,457	10,594
	Kuehne & Nagel
	International AG	100,964	10,566
	Schindler Holding
	AG (Bearer)	91,530	8,040
*	Actelion Ltd.	192,188	7,795
	Baloise-Holding AG	92,597	7,291
	Lonza Group AG	84,406	6,587

			Market
			Value•
		Shares	($000)
	Swiss Life Holding AG	53,669	6,524
*,^	Logitech International SA	339,736	5,546
	Lindt & Spruengli AG	207	5,384
	Nobel Biocare Holding AG	230,036	5,042
	GAM Holding Ltd.	385,506	4,789
	Swatch Group AG
	(Registered)	80,580	4,394
	Pargesa Holding SA	50,569	4,111
	Lindt & Spruengli AG	1,655	3,666
	Straumann Holding AG	14,787	3,633
	Schindler Holding AG	40,584	3,525
	Aryzta AG	90,663	3,464
	Aryzta AG	59,634	2,300
	BKW FMB Energie AG	23,956	1,596
*	UBS AG (New York Shares) 51,025		787
			1,421,564
United Kingdom (32.4%)
	HSBC Holdings PLC	32,506,159	330,993
	BP PLC	33,276,433	290,235
	Vodafone Group PLC	92,973,595	206,017
	GlaxoSmithKline PLC	9,690,000	179,857
	Royal Dutch Shell PLC
	Class B	5,034,101	151,771
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	4,328,822	135,830
	Rio Tinto PLC	2,561,096	132,410
	BHP Billiton PLC	4,121,324	125,826
	AstraZeneca PLC	2,707,405	119,632
	British American
	Tobacco PLC	3,728,038	117,227
	Barclays PLC	21,308,305	109,457
	BG Group PLC	6,293,495	106,377
*	Anglo American PLC	2,458,395	104,423
	Standard Chartered PLC	3,777,642	100,767
	Tesco PLC	14,828,084	98,351
	Diageo PLC	4,673,354	79,705
	Unilever PLC	2,396,708	72,022
	Royal Dutch Shell PLC
	Class A	2,292,284	71,398
*	Lloyds Banking
	Group PLC	71,212,585	71,248
	Reckitt Benckiser
	Group PLC	1,137,158	59,073
	Xstrata PLC	3,560,083	58,399
	SABMiller PLC	1,764,750	55,325
	Imperial Tobacco
	Group PLC	1,898,951	54,098
	National Grid PLC	4,594,308	44,303
	Centrica PLC	9,579,853	43,031
	Prudential PLC	4,728,486	41,513
	BAE Systems PLC	6,620,585	34,700
	Rolls-Royce Group PLC	3,457,122	30,462
	Tullow Oil PLC	1,650,118	28,739
	Scottish & Southern
	Energy PLC	1,723,721	28,586

European Stock Index Fund

			Market
			Value•
		Shares	($000)
	Compass Group PLC	3,462,381	28,159
	BT Group PLC	14,466,806	27,838
	Aviva PLC	5,171,692	27,340
*	Royal Bank of
	Scotland Group PLC	31,499,169	25,776
	Pearson PLC	1,510,204	24,135
	Shire PLC	1,046,437	23,051
	WPP PLC	2,146,962	22,763
	British Sky Broadcasting
	Group PLC	2,129,620	19,934
	Reed Elsevier PLC	2,273,079	17,796
	Experian PLC	1,924,641	17,793
	WM Morrison
	Supermarkets PLC	3,943,607	17,447
*	Old Mutual PLC	9,830,779	17,350
	Smith & Nephew PLC	1,650,187	17,109
	Kingfisher PLC	4,407,279	16,797
	Marks & Spencer
	Group PLC	2,947,343	16,482
*	Cairn Energy PLC	2,574,998	15,715
	BP PLC ADR	293,298	15,296
	International Power PLC	2,842,931	14,390
	Randgold Resources Ltd.	168,815	14,305
	Legal & General
	Group PLC	10,991,948	14,293
	Land Securities
	Group PLC	1,416,482	14,166
	Capita Group PLC	1,159,864	14,147
	Carnival PLC	310,729	13,461
*	Wolseley PLC	528,279	13,194
	Next PLC	367,085	12,829
	Standard Life PLC	4,200,911	12,780
	Smiths Group PLC	724,190	12,452
	RSA Insurance
	Group PLC	6,413,325	11,870
	Man Group PLC	3,182,063	11,747
	Vodafone Group PLC ADR	525,198	11,659
	J Sainsbury PLC	2,238,115	11,534
	British Land Co. PLC	1,607,035	11,412
	Antofagasta PLC	736,077	11,160
*	Autonomy Corp. PLC	403,113	11,058
	Johnson Matthey PLC	400,755	10,658
	United Utilities
	Group PLC	1,271,451	10,405
	Associated British
	Foods PLC	667,874	10,260
	Vedanta Resources PLC	254,853	9,742
	G4S PLC	2,372,313	9,657
	Inmarsat PLC	815,464	9,488
	Sage Group PLC	2,460,135	9,195
	Eurasian Natural
	Resources Corp. PLC	483,540	8,965
	Serco Group PLC	922,577	8,855
	Cobham PLC	2,127,497	8,624
	Kazakhmys PLC	401,282	8,501
	Intercontinental Hotels
	Group PLC	477,928	8,426

			Market
			Value•
		Shares	($000)
*	Lonmin PLC	290,493	8,393
	Burberry Group PLC	815,567	8,353
	Rexam PLC	1,649,491	8,133
	Severn Trent PLC	446,306	7,892
	AMEC PLC	615,319	7,820
	Hammerson PLC	1,326,153	7,741
	Whitbread PLC	329,741	7,706
	Invensys PLC	1,495,376	7,701
	3i Group PLC	1,798,404	7,419
	Bunzl PLC	608,280	7,084
	Admiral Group PLC	346,375	6,947
	Liberty International PLC	925,552	6,902
	Home Retail Group PLC	1,626,218	6,819
	Petrofac Ltd.	383,429	6,631
	Segro PLC	1,381,803	6,523
*	Cable & Wireless
	Worldwide PLC	4,842,272	6,401
	Tomkins PLC	1,641,011	6,208
	Investec PLC	781,383	6,180
	Thomas Cook Group PLC	1,589,262	6,029
	ICAP PLC	971,740	5,606
	Balfour Beatty PLC	1,271,672	5,383
	Firstgroup PLC	894,823	5,200
	Resolution Ltd.	4,481,618	4,991
	Schroders PLC	228,431	4,829
	TUI Travel PLC	1,043,172	4,450
	Fresnillo PLC	335,440	4,083
	Drax Group PLC	686,310	3,787
*,^	British Airways PLC	1,092,084	3,786
	London Stock
	Exchange Group PLC	281,859	2,932
	WPP PLC ADR	40,001	2,113
			3,945,831
Total Common Stocks
(Cost $15,819,105)			12,037,316
Temporary Cash Investments (14.4%)[1]
Money Market Fund (14.3%)
2,3	Vanguard Market Liquidity
	Fund, 0.210%	1,732,990,722	1,732,991

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4,5	Fannie Mae Discount
	Notes, 0.250%, 8/25/10	3,000	2,998
4	Freddie Mac Discount
	Notes, 0.230%, 8/9/10	3,000	2,998
4,5	Freddie Mac Discount
	Notes, 0.320%, 9/7/10	1,500	1,498
4,6	Freddie Mac Discount
	Notes, 0.245%, 9/21/10	8,000	7,990
			15,484

European Stock Index Fund

Market
Value•
($000)
Total Temporary Cash Investments
(Cost $1,748,477)	1,748,475
Total Investments (113.5%)
(Cost $17,567,582)	13,785,791
Other Assets and Liabilities (-13.5%)
Other Assets	68,352
Liabilities[3]	(1,703,694)
(1,635,342)
Net Assets (100%)	12,150,449

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	17,771,054
Undistributed Net Investment Income	91,353
Accumulated Net Realized Losses	(1,925,361)
Unrealized Appreciation (Depreciation)
Investment Securities	(3,781,791)
Futures Contracts	(2,893)
Foreign Currencies and Forward
Currency Contracts	(1,913)
Net Assets	12,150,449

Investor Shares—Net Assets
Applicable to 268,984,240 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,680,716
Net Asset Value Per Share—
Investor Shares	$24.84

Amount
($000)
Admiral Shares—Net Assets
Applicable to 28,405,940 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,655,842
Net Asset Value Per Share—
Admiral Shares	$58.29

Signal Shares—Net Assets
Applicable to 10,796,826 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	243,593
Net Asset Value Per Share—
Signal Shares	$22.56

Institutional Shares—Net Assets
Applicable to 40,646,198 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,010,502
Net Asset Value Per Share—
Institutional Shares	$24.86

ETF Shares—Net Assets
Applicable to 54,889,340 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,559,796
Net Asset Value Per Share—
ETF Shares	$46.64

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,520,464,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 13.6%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $1,607,170,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,801,000 have been segregated as collateral for open forward currency contracts.
6 Securities with a value of $7,990,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Dividends[1]	166,502
Interest[2]	143
Security Lending	1,989
Total Income	168,634
Expenses
The Vanguard Group—Note B
Investment Advisory Services	412
Management and Administrative—Investor Shares	6,853
Management and Administrative—Admiral Shares	918
Management and Administrative—Signal Shares	120
Management and Administrative—Institutional Shares	240
Management and Administrative—ETF Shares	1,247
Marketing and Distribution—Investor Shares	923
Marketing and Distribution—Admiral Shares	137
Marketing and Distribution—Signal Shares	33
Marketing and Distribution—Institutional Shares	132
Marketing and Distribution—ETF Shares	299
Custodian Fees	562
Shareholders’ Reports—Investor Shares	24
Shareholders’ Reports—Admiral Shares	2
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	35
Trustees’ Fees and Expenses	11
Total Expenses	11,950
Net Investment Income	156,684
Realized Net Gain (Loss)
Investment Securities Sold	20,090
Futures Contracts	5,248
Foreign Currencies and Forward Currency Contracts	(6,774)
Realized Net Gain (Loss)	18,564
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(172,486)
Futures Contracts	1,856
Foreign Currencies and Forward Currency Contracts	(4,195)
Change in Unrealized Appreciation (Depreciation)	(174,825)
Net Increase (Decrease) in Net Assets Resulting from Operations	423

1 Dividends are net of foreign withholding taxes of $16,999,000.
2 Interest income from an affiliated company of the fund was $125,000.
See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	156,684	483,737
Realized Net Gain (Loss)	18,564	(2,824,881)
Change in Unrealized Appreciation (Depreciation)	(174,825)	3,907,244
Net Increase (Decrease) in Net Assets Resulting from Operations	423	1,566,100
Distributions
Net Investment Income
Investor Shares	(233,922)	(708,975)
Admiral Shares	(66,666)	(100,154)
Signal Shares	(9,876)	(14,655)
Institutional Shares	(34,019)	(234,718)
ETF Shares	(99,626)	(124,097)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(444,109)	(1,182,599)
Capital Share Transactions
Investor Shares	1,128,475	(4,501,240)
Admiral Shares	18,827	(5,147)
Signal Shares	8,184	(10,851)
Institutional Shares	194,479	(2,518,693)
ETF Shares	192,924	405,547
Net Increase (Decrease) from Capital Share Transactions	1,542,889	(6,630,384)
Total Increase (Decrease)	1,099,203	(6,246,883)
Net Assets
Beginning of Period	11,051,246	17,298,129
End of Period[1]	12,150,449	11,051,246
1 Net Assets—End of Period includes undistributed net investment income of $91,353,000 and $378,916,000.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$25.77	$21.99	$43.43	$34.67	$27.00	$23.77
Investment Operations
Net Investment Income	.332[1]	1.008	1.372[1]	1.298[1]	.920	.670
Net Realized and Unrealized Gain (Loss)
on Investments	(.280)	4.269	(21.597)	8.386	7.450	3.140
Total from Investment Operations	.052	5.277	(20.225)	9.684	8.370	3.810
Distributions
Dividends from Net Investment Income	(.982)	(1.497)	(1.215)	(.924)	(.700)	(.580)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.982)	(1.497)	(1.215)	(.924)	(.700)	(.580)
Net Asset Value, End of Period	$24.84	$25.77	$21.99	$43.43	$34.67	$27.00

Total Return[2]	0.05%	26.25%	-47.80%	28.49%	31.63%	16.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,681	$5,789	$10,534	$26,188	$16,850	$10,759
Ratio of Total Expenses to
Average Net Assets	0.26%[3]	0.27%	0.22%	0.22%	0.27%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.59%[3]	3.80%	3.82%	3.35%	3.35%	2.84%
Portfolio Turnover Rate[4]	12%[3]	18%	15%	9%	6%	5%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$60.51	$51.71	$102.09	$81.50	$63.44	$55.84
Investment Operations
Net Investment Income	.802[1]	2.448	3.177[1]	3.140[1]	2.230	1.611
Net Realized and Unrealized Gain (Loss)
on Investments	(.640)	9.968	(50.618)	19.692	17.510	7.396
Total from Investment Operations	.162	12.416	(47.441)	22.832	19.740	9.007
Distributions
Dividends from Net Investment Income	(2.382)	(3.616)	(2.939)	(2.242)	(1.680)	(1.407)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.382)	(3.616)	(2.939)	(2.242)	(1.680)	(1.407)
Net Asset Value, End of Period	$58.29	$60.51	$51.71	$102.09	$81.50	$63.44

Total Return[2]	0.11%	26.33%	-47.74%	28.59%	31.77%	16.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,656	$1,700	$1,472	$2,955	$2,175	$1,360
Ratio of Total Expenses to
Average Net Assets	0.14%[3]	0.16%	0.12%	0.12%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.71%[3]	3.91%	3.92%	3.45%	3.45%	2.93%
Portfolio Turnover Rate[4]	12%[3]	18%	15%	9%	6%	5%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Signal Shares
	Six Months				Oct. 6,
	Ended				2006[1] to
	April 30,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$23.42	$20.01	$39.50	$31.51	$30.41
Investment Operations
Net Investment Income	.312[2]	.947	1.255[2]	1.151[2]	.010[2]
Net Realized and Unrealized Gain
(Loss) on Investments	(.249)	3.860	(19.616)	7.681	1.090
Total from Investment Operations	.063	4.807	(18.361)	8.832	1.100
Distributions
Dividends from Net Investment Income	(.923)	(1.397)	(1.129)	(.842)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.923)	(1.397)	(1.129)	(.842)	—
Net Asset Value, End of Period	$22.56	$23.42	$20.01	$39.50	$31.51

Total Return[3]	0.11%	26.34%	-47.74%	28.59%	3.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$244	$245	$223	$502	$12
Ratio of Total Expenses to Average Net Assets	0.14%[4]	0.16%	0.12%	0.12%	0.17%[4]
Ratio of Net Investment Income to
Average Net Assets	2.71%[4]	3.91%	3.92%	3.45%	3.45%[4]
Portfolio Turnover Rate[5]	12%[4]	18%	15%	9%	6%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$25.80	$22.04	$43.51	$34.74	$27.05	$23.80
Investment Operations
Net Investment Income	.355[1]	1.036	1.315[1]	1.350[1]	.978	.721
Net Realized and Unrealized Gain (Loss)
on Investments	(.287)	4.277	(21.524)	8.390	7.450	3.140
Total from Investment Operations	.068	5.313	(20.209)	9.740	8.428	3.861
Distributions
Dividends from Net Investment Income	(1.008)	(1.553)	(1.261)	(.970)	(.738)	(.611)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.008)	(1.553)	(1.261)	(.970)	(.738)	(.611)
Net Asset Value, End of Period	$24.86	$25.80	$22.04	$43.51	$34.74	$27.05

Total Return[2]	0.11%	26.45%	-47.72%	28.63%	31.83%	16.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,011	$853	$3,316	$5,263	$3,113	$1,827
Ratio of Total Expenses to
Average Net Assets	0.10%[3]	0.12%	0.09%	0.09%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.75%[3]	3.95%	3.95%	3.48%	3.50%	2.99%
Portfolio Turnover Rate[4]	12%[3]	18%	15%	9%	6%	5%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Financial Highlights

ETF Shares
Six Months						March 4,
	Ended					2005[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$48.41	$41.37	$81.66	$65.21	$50.80	$50.96
Investment Operations
Net Investment Income	.646[2]	1.964	2.530[2]	2.576[2]	1.800	1.040
Net Realized and Unrealized Gain (Loss)
on Investments	(.504)	7.977	(40.464)	15.683	13.990	(1.200)
Total from Investment Operations	.142	9.941	(37.934)	18.259	15.790	(.160)
Distributions
Dividends from Net Investment Income	(1.912)	(2.901)	(2.356)	(1.809)	(1.380)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.912)	(2.901)	(2.356)	(1.809)	(1.380)	—
Net Asset Value, End of Period	$46.64	$48.41	$41.37	$81.66	$65.21	$50.80

Total Return	0.12%	26.33%	-47.73%	28.60%	31.75%	-0.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,560	$2,464	$1,754	$3,148	$1,205	$178
Ratio of Total Expenses to
Average Net Assets	0.14%[3]	0.16%	0.11%	0.12%	0.18%	0.18%[3]
Ratio of Net Investment Income to
Average Net Assets	2.71%[3]	3.91%	3.93%	3.45%	3.44%	2.93%[3]
Portfolio Turnover Rate[4]	12%[3]	18%	15%	9%	6%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

European Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

European Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $2,314,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.93% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	52,207	11,984,386	723
Temporary Cash Investments	1,732,991	15,484	—
Futures Contracts—Liabilities[1]	(981)	—	—
Forward Currency Contracts—Liabilities	—	(2,223)	—
Total	1,784,217	11,997,647	723
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2010:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	800
Change in Unrealized Appreciation (Depreciation)	(77)
Balance as of April 30, 2010	723

European Stock Index Fund

D. At April 30, 2010, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	—	—
Other Liabilities	(981)	(2,223)	(3,204)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2010, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	5,248	—	5,248
Forward Currency Contracts	—	(6,621)	(6,621)
Realized Net Gain (Loss) on Derivatives	5,248	(6,621)	(1,373)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,856	—	1,856
Forward Currency Contracts	—	(2,847)	(2,847)
Change in Unrealized Appreciation
(Depreciation) on Derivatives	1,856	(2,847)	(991)

At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2010	1,515	55,356	(2,231)
FTSE 100 Index	June 2010	510	42,994	(662)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

European Stock Index Fund

At April 30, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Unrealized
				Appreciation
			Contract Amount (000)	(Depreciation)
Contract Settlement Date		Receive	Deliver	($000)
6/23/10	EUR	43,310	USD 57,596	(2,070)
6/23/10	GBP	28,521	USD 43,645	(153)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

The fund had net unrealized foreign currency gains of $310,000 resulting from the translation of other assets and liabilities at April 30, 2010.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2010, the fund realized net foreign currency losses of $154,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2010, was $3,073,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2010, the fund realized $3,424,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $1,880,835,000 to offset future net capital gains of $13,739,000 through October 31, 2011, $357,042,000 through October 31, 2016, and $1,510,054,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

European Stock Index Fund

At April 30, 2010, the cost of investment securities for tax purposes was $17,570,655,000. Net unrealized depreciation of investment securities for tax purposes was $3,784,864,000, consisting of unrealized gains of $401,168,000 on securities that had risen in value since their purchase and $4,186,032,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2010, the fund purchased $1,969,939,000 of investment securities and sold $689,964,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	April 30, 2010		October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,230,899	48,333	1,139,617	59,184
Issued in Lieu of Cash Distributions	228,168	8,810	700,467	36,181
Redeemed[1]	(330,592)	(12,840)	(6,341,324)	(349,683)
Net Increase (Decrease)—Investor Shares	1,128,475	44,303	(4,501,240)	(254,318)
Admiral Shares
Issued	105,448	1,742	197,387	3,957
Issued in Lieu of Cash Distributions	53,881	887	81,700	1,798
Redeemed[1]	(140,502)	(2,323)	(284,234)	(6,122)
Net Increase (Decrease)—Admiral Shares	18,827	306	(5,147)	(367)
Signal Shares
Issued	36,135	1,526	71,159	3,811
Issued in Lieu of Cash Distributions	7,863	334	11,893	677
Redeemed[1]	(35,814)	(1,520)	(93,903)	(5,161)
Net Increase (Decrease)—Signal Shares	8,184	340	(10,851)	(673)
Institutional Shares
Issued	208,181	8,097	891,860	44,118
Issued in Lieu of Cash Distributions	25,396	980	221,985	11,472
Redeemed[1]	(39,098)	(1,490)	(3,632,538)	(172,962)
Net Increase (Decrease)—Institutional Shares	194,479	7,587	(2,518,693)	(117,372)
ETF Shares
Issued	212,216	4,389	503,833	10,810
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(19,292)	(400)	(98,286)	(2,300)
Net Increase (Decrease)—ETF Shares	192,924	3,989	405,547	8,510

1 Net of redemption fees for fiscal 2010 and 2009 of $61,000 and $633,000, respectively (fund totals).

H. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Pacific Stock Index Fund

Fund Profile
As of April 30, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPADX	VPASX	VPKIX	VPL
Expense Ratio1	0.27%	0.16%	0.16%	0.12%	0.16%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Number of Stocks	492	489	1,816
Median Market Cap	$17.7B	$17.7B	$28.4B
Price/Earnings Ratio	70.4x	69.7x	23.2x
Price/Book Ratio	1.5x	1.5x	1.7x
Return on Equity	13.3%	13.4%	18.3%
Earnings Growth Rate	2.1%	2.2%	5.8%
Dividend Yield	2.4%	2.4%	2.7%
Turnover Rate
(Annualized)	1%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Consumer
Discretionary	14.4%	14.4%	8.7%
Consumer Staples	6.0	6.0	8.5
Energy	2.4	2.5	10.9
Financials	29.0	29.1	25.7
Health Care	4.1	4.1	6.1
Industrials	15.1	15.0	10.3
Information
Technology	9.9	9.8	7.1
Materials	11.4	11.5	12.1
Telecommunication
Services	3.1	3.1	5.9
Utilities	4.6	4.5	4.7

Volatility Measures
	MSCI	MSCI AC
	Pacific	World Index
	Index	ex USA
R-Squared	0.95	0.91
Beta	1.00	0.82

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
BHP Billiton Ltd.	Diversified Metals
	& Mining	3.4%
Toyota Motor Corp.	Automobile
	Manufacturers	3.2
Commonwealth Bank of	Diversified Banks
Australia		2.3
Westpac Banking Corp.	Diversified Banks	2.0
Mitsubishi UFJ Financial	Diversified Banks
Group Inc.		1.8
Honda Motor Co. Ltd.	Automobile
	Manufacturers	1.6
Australia & New Zealand	Diversified Banks
Banking Group Ltd.		1.5
National Australia Bank	Diversified Banks
Ltd.		1.5
Canon Inc.	Office Electronics	1.4
Sumitomo Mitsui	Diversified Banks
Financial Group Inc.		1.2
Top Ten		19.9%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectuses dated February 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratios were 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares.

Pacific Stock Index Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		Pacific	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	44.5%
Pacific
Japan	64.4%	64.0%	15.7%
Australia	24.4	24.7	6.1
Hong Kong	6.5	6.6	1.6
Singapore	4.4	4.4	1.1
Other	0.3	0.3	0.1
Subtotal	100.0%	100.0%	24.6%
Emerging Markets	0.0%	0.0%	23.1%
North America	0.0%	0.0%	7.8%

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999, Through April 30, 2010

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	49.55%	4.40%	-0.05%
Admiral Shares	8/13/2001	49.80	4.51	5.44[1]
Signal Shares	6/4/2007	49.83	—	-6.64[1]
Institutional Shares	5/15/2000	49.89	4.55	1.06[1]
ETF Shares	3/4/2005
Market Price		49.27	4.48	3.66[1]
Net Asset Value		49.80	4.51	3.65[1]
1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Fund returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

Pacific Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (98.8%)[1]
Australia (24.1%)
	BHP Billiton Ltd.	6,333,652	231,535
	Commonwealth Bank
	of Australia	2,895,454	154,920
	Westpac Banking Corp.	5,552,926	138,360
	Australia & New Zealand
	Banking Group Ltd.	4,727,229	104,705
	National Australia
	Bank Ltd.	3,954,840	101,042
	Woolworths Ltd.	2,339,026	58,430
	Rio Tinto Ltd.	822,371	53,734
	Wesfarmers Ltd.	1,896,924	50,851
	Westfield Group	3,919,736	46,298
	Woodside Petroleum Ltd.	1,026,681	42,576
	QBE Insurance Group Ltd.	1,933,286	37,456
	CSL Ltd.	1,062,923	31,762
	Macquarie Group Ltd.	628,207	28,646
	Newcrest Mining Ltd.	913,183	27,565
	Origin Energy Ltd.	1,655,427	24,897
	Telstra Corp. Ltd.	8,210,420	24,056
	AMP Ltd.	3,862,839	22,168
	Santos Ltd.	1,568,857	19,904
	Suncorp-Metway Ltd.	2,397,041	19,810
	Foster’s Group Ltd.	3,640,400	18,243
	Brambles Ltd.	2,664,139	17,713
	Orica Ltd.	679,230	16,472
	Stockland	4,496,552	16,391
	Amcor Ltd.	2,305,652	13,953
	Insurance Australia
	Group Ltd.	3,927,266	13,810
	AGL Energy Ltd.	845,533	11,709
	AXA Asia Pacific
	Holdings Ltd.	1,949,828	11,060
	Coca-Cola Amatil Ltd.	1,060,491	10,948
	Transurban Group	2,189,409	10,304
	ASX Ltd.	325,593	9,844
*	Fortescue Metals
	Group Ltd.	2,332,071	9,705
^	Leighton Holdings Ltd.	282,020	9,503

			Market
			Value•
		Shares	($000)
	GPT Group	17,546,773	9,376
	Computershare Ltd.	840,677	9,129
	Incitec Pivot Ltd.	3,050,688	9,019
	Sonic Healthcare Ltd.	697,179	8,859
	BlueScope Steel Ltd.	3,447,615	8,272
	Toll Holdings Ltd.	1,256,574	8,208
*	Asciano Group	5,252,246	8,151
	OneSteel Ltd.	2,509,647	8,072
	Lend Lease Group	1,010,687	7,955
	Mirvac Group	6,146,089	7,887
	Wesfarmers Ltd. Price
	Protected Shares	285,885	7,683
	WorleyParsons Ltd.	311,410	7,594
	Goodman Group	11,444,244	7,440
	Cochlear Ltd.	105,975	7,222
	TABCORP Holdings Ltd.	1,142,618	7,217
	Crown Ltd.	922,588	6,956
	Dexus Property Group	8,977,001	6,658
	Alumina Ltd.	4,588,435	6,480
^	Fairfax Media Ltd.	3,988,563	6,295
*	OZ Minerals Ltd.	5,886,441	6,196
	Boral Ltd.	1,124,768	6,080
	Bendigo and
	Adelaide Bank Ltd.	662,257	5,989
	CFS Retail Property Trust	3,283,289	5,789
*	James Hardie
	Industries SE	816,968	5,728
	Metcash Ltd.	1,445,468	5,432
*	Qantas Airways Ltd.	2,092,579	5,418
	Tatts Group Ltd.	2,288,522	5,222
*	Arrow Energy Ltd.	1,106,909	5,222
*	Paladin Energy Ltd.	1,223,524	4,456
	Sims Metal
	Management Ltd. ADR	235,750	4,437
	Intoll Group	4,284,581	4,421
	CSR Ltd.	2,725,640	4,344
	Billabong
	International Ltd.	382,571	4,018
	MAp Group	1,400,258	4,014
	Goodman Fielder Ltd.	2,466,180	3,310

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Harvey Norman
	Holdings Ltd.	1,004,714	3,137
^	Aristocrat Leisure Ltd.	748,542	2,938
	Caltex Australia Ltd.	256,394	2,736
	Nufarm Ltd.	324,203	2,276
	SP AusNet	2,492,050	2,033
	Energy Resources of
	Australia Ltd.	125,652	1,817
	Sims Metal
	Management Ltd.	69,066	1,298
			1,633,154
Hong Kong (6.5%)
	Sun Hung Kai
	Properties Ltd.	2,662,121	36,908
	Cheung Kong
	Holdings Ltd.	2,622,908	32,345
	Hong Kong Exchanges
	and Clearing Ltd.	1,929,446	31,530
	Hutchison Whampoa Ltd.	4,024,599	27,621
	CLP Holdings Ltd.	3,861,547	27,052
	Li & Fung Ltd.	4,270,681	20,589
	Hang Seng Bank Ltd.	1,442,369	19,658
	Hong Kong & China
	Gas Co. Ltd.	7,389,430	17,931
	Swire Pacific Ltd.	1,596,899	16,912
	BOC Hong Kong
	Holdings Ltd.	6,982,492	16,711
	Esprit Holdings Ltd.	2,168,800	15,536
	Hongkong Electric
	Holdings Ltd.	2,619,165	15,455
	Hang Lung
	Properties Ltd.	3,914,242	14,081
	Wharf Holdings Ltd.	2,599,792	14,060
	Henderson Land
	Development Co. Ltd.	2,027,034	12,776
	Link REIT	4,117,476	10,101
	Bank of East Asia Ltd.	2,796,622	9,923
	MTR Corp.	2,707,603	9,488
	New World
	Development Ltd.	4,729,545	8,389
	Hang Lung Group Ltd.	1,517,181	7,412
	Kerry Properties Ltd.	1,345,740	6,208
*	Sands China Ltd.	3,786,000	6,146
	Sino Land Co. Ltd.	3,179,114	5,705
	Wheelock & Co. Ltd.	1,727,647	5,378
	Shangri-La Asia Ltd.	2,454,085	4,736
*	Cathay Pacific
	Airways Ltd.	2,215,220	4,614
	Yue Yuen Industrial
	Holdings Ltd.	1,249,217	4,352
*,^	Foxconn International
	Holdings Ltd.	4,032,816	3,620
	Hysan Development
	Co. Ltd.	1,197,187	3,512
	ASM Pacific
	Technology Ltd.	371,641	3,504

			Market
			Value•
		Shares	($000)
	Wing Hang Bank Ltd.	331,393	3,359
	Cheung Kong Infrastructure
	Holdings Ltd.	844,854	3,155
	Hopewell Holdings Ltd.	1,081,323	3,151
	Orient Overseas
	International Ltd.	410,065	3,119
	NWS Holdings Ltd.	1,569,015	2,742
*	Mongolia Energy Co. Ltd.	5,700,219	2,620
	Television Broadcasts Ltd.	537,897	2,594
	Chinese Estates
	Holdings Ltd.	1,278,357	2,177
	Lifestyle International
	Holdings Ltd.	1,109,544	2,159
	PCCW Ltd.	6,998,653	2,116
	Hong Kong Aircraft
	Engineering Co. Ltd.	126,885	1,609
			441,054
Japan (63.5%)
	Toyota Motor Corp.	5,531,083	213,710
	Mitsubishi UFJ Financial
	Group Inc.	23,754,120	123,784
	Honda Motor Co. Ltd.	3,116,454	105,453
	Canon Inc.	2,013,659	92,111
	Sumitomo Mitsui
	Financial Group Inc.	2,434,161	80,502
	Sony Corp.	1,895,729	64,908
	Nintendo Co. Ltd.	187,161	62,873
	Takeda Pharmaceutical
	Co. Ltd.	1,415,717	60,784
	Tokyo Electric Power
	Co. Inc.	2,297,864	57,668
	Mitsubishi Corp.	2,400,872	56,872
	Panasonic Corp.	3,703,511	54,274
	Mizuho Financial
	Group Inc.	25,854,628	49,784
	Mitsui & Co. Ltd.	3,279,380	49,286
	Nomura Holdings Inc.	6,972,254	48,193
	NTT DoCoMo Inc.	29,030	45,165
	Shin-Etsu
	Chemical Co. Ltd.	774,681	44,657
	Toshiba Corp.	7,597,214	43,794
	East Japan Railway Co.	641,637	42,922
	Fanuc Ltd.	361,639	42,704
*	Nissan Motor Co. Ltd.	4,692,332	40,829
	Tokio Marine
	Holdings Inc.	1,366,488	40,681
	Mitsubishi Estate
	Co. Ltd.	2,230,005	40,201
	Nippon Telegraph &
	Telephone Corp.	980,323	39,903
	Seven & I
	Holdings Co. Ltd.	1,454,079	37,182
	Hitachi Ltd.	8,413,404	36,978
	Komatsu Ltd.	1,790,578	36,093
	Nippon Steel Corp.	9,634,270	34,181
	JFE Holdings Inc.	927,626	33,081

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Mitsubishi Electric Corp.	3,646,896	32,503
	Kansai Electric
	Power Co. Inc.	1,441,465	32,073
	Softbank Corp.	1,430,031	31,982
	Kyocera Corp.	306,944	30,819
	FUJIFILM Holdings Corp.	874,294	29,963
	Astellas Pharma Inc.	853,468	29,884
	Japan Tobacco Inc.	8,496	29,442
	MS&AD Insurance
	Group Holdings	1,019,362	29,299
	Mitsui Fudosan Co. Ltd.	1,581,322	29,285
	Chubu Electric
	Power Co. Inc.	1,249,933	29,040
	Denso Corp.	918,340	26,800
	KDDI Corp.	5,504	26,538
	Dai-ichi Life
	Insurance Co. Ltd.	15,110	25,817
	Sumitomo Corp.	2,125,707	25,598
	Kao Corp.	1,018,297	24,828
	Fujitsu Ltd.	3,518,530	24,742
	ITOCHU Corp.	2,844,227	24,641
	Sharp Corp.	1,888,523	24,460
	Murata Manufacturing
	Co. Ltd.	403,467	23,877
*	JX Holdings Inc.	4,233,939	23,618
	Central Japan Railway Co.	2,837	23,101
	Mitsubishi Heavy
	Industries Ltd.	5,725,617	23,063
	Kirin Holdings Co. Ltd.	1,580,261	22,640
	Asahi Glass Co. Ltd.	1,901,824	22,473
	Daiichi Sankyo Co. Ltd.	1,270,104	22,072
	Hoya Corp.	779,365	21,556
	Ricoh Co. Ltd.	1,263,880	21,470
	Tokyo Electron Ltd.	323,585	21,215
	Nidec Corp.	205,231	21,057
*	NKSJ Holdings Inc.	2,665,190	19,350
	Bridgestone Corp.	1,150,432	19,173
	Keyence Corp.	78,179	18,680
	Tokyo Gas Co. Ltd.	4,358,233	18,521
	Marubeni Corp.	3,113,703	18,372
	Kubota Corp.	2,062,452	18,115
	ORIX Corp.	197,560	18,057
	Sumitomo Electric
	Industries Ltd.	1,423,091	17,512
	Sumitomo Metal
	Industries Ltd.	6,347,423	17,229
	Secom Co. Ltd.	396,192	17,201
	Daikin Industries Ltd.	442,440	16,685
	Tohoku Electric
	Power Co. Inc.	806,705	16,451
	Eisai Co. Ltd.	475,795	16,262
	Sumitomo Trust &
	Banking Co. Ltd.	2,686,449	16,246
	Daiwa Securities
	Group Inc.	3,136,398	16,222
	Terumo Corp.	318,406	16,221

		Market
		Value•
	Shares	($000)
Mitsui OSK Lines Ltd.	2,164,308	16,181
NEC Corp.	4,845,035	15,952
Sumitomo Realty &
Development Co. Ltd.	718,420	14,741
Dai Nippon
Printing Co. Ltd.	1,058,691	14,667
Sumitomo Metal
Mining Co. Ltd.	988,122	14,619
SMC Corp.	101,606	14,563
Kyushu Electric
Power Co. Inc.	716,851	14,503
Toray Industries Inc.	2,515,172	14,455
TDK Corp.	220,384	14,105
Sumitomo
Chemical Co. Ltd.	2,972,177	14,045
Suzuki Motor Corp.	667,374	14,028
T&D Holdings Inc.	533,017	13,924
Aeon Co. Ltd.	1,206,295	13,812
Shiseido Co. Ltd.	656,492	13,762
Nikon Corp.	604,460	13,722
Rohm Co. Ltd.	184,780	13,694
Fast Retailing Co. Ltd.	89,921	13,626
Asahi Kasei Corp.	2,377,989	13,368
Asahi Breweries Ltd.	731,211	13,135
Yamada Denki Co. Ltd.	164,069	12,829
Osaka Gas Co. Ltd.	3,659,164	12,733
Olympus Corp.	409,287	12,385
Nitto Denko Corp.	311,401	12,168
Mitsubishi Chemical
Holdings Corp.	2,273,054	12,132
Bank of Yokohama Ltd.	2,308,400	12,002
Ajinomoto Co. Inc.	1,252,475	11,764
West Japan Railway Co.	3,207	11,657
Nippon Yusen KK	2,827,747	11,625
Konica Minolta
Holdings Inc.	903,968	11,434
Resona Holdings Inc.	918,229	11,215
Aisin Seiki Co. Ltd.	361,614	10,989
Inpex Corp.	1,560	10,978
Yamato Holdings Co. Ltd.	751,014	10,732
Rakuten Inc.	13,600	10,544
Yahoo! Japan Corp.	27,424	10,500
Kobe Steel Ltd.	4,702,025	10,494
Daiwa House
Industry Co. Ltd.	964,530	10,378
Shionogi & Co. Ltd.	562,863	10,161
Hankyu Hanshin
Holdings Inc.	2,161,467	10,070
Chugoku Electric
Power Co. Inc.	525,694	10,043
Nippon Electric
Glass Co. Ltd.	657,006	10,019
Toyota Industries Corp.	338,635	9,881
Odakyu Electric
Railway Co. Ltd.	1,182,915	9,874
Sekisui House Ltd.	1,022,495	9,747

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Kintetsu Corp.	3,074,138	9,722
	Toppan Printing Co. Ltd.	1,057,764	9,646
	Shizuoka Bank Ltd.	1,140,162	9,567
	NGK Insulators Ltd.	476,978	9,400
*,^	Mitsubishi Motors Corp.	6,802,141	9,315
	JS Group Corp.	473,639	9,289
	Chiba Bank Ltd.	1,437,620	9,104
	Shikoku Electric
	Power Co. Inc.	337,477	9,045
	Omron Corp.	384,555	8,941
	Tokyu Corp.	2,139,850	8,937
	Panasonic Electric
	Works Co. Ltd.	707,122	8,705
	Ibiden Co. Ltd.	241,469	8,695
	Dentsu Inc.	315,822	8,596
	NTT Data Corp.	2,377	8,582
	Kuraray Co. Ltd.	651,965	8,535
	Mazda Motor Corp.	2,856,482	8,435
	Kawasaki Heavy
	Industries Ltd.	2,675,339	8,387
	Nippon Building
	Fund Inc. Class A	970	8,137
	Tobu Railway Co. Ltd.	1,535,988	8,103
	Daito Trust Construction
	Co. Ltd.	147,969	7,888
	Advantest Corp.	300,727	7,771
	Isetan Mitsukoshi
	Holdings Ltd.	669,691	7,734
	Electric Power
	Development Co. Ltd.	250,634	7,724
	Japan Real Estate
	Investment Corp.	915	7,631
	Chugai Pharmaceutical
	Co. Ltd.	421,224	7,621
	OJI Paper Co. Ltd.	1,612,340	7,596
	Unicharm Corp.	78,028	7,584
	Nippon Express Co. Ltd.	1,601,712	7,546
	Hokuriku Electric
	Power Co.	352,491	7,294
	Isuzu Motors Ltd.	2,243,729	7,139
	Sumitomo Heavy
	Industries Ltd.	1,085,274	7,135
*	Yamaha Motor Co. Ltd.	482,821	7,123
*	Elpida Memory Inc.	333,609	7,107
	Keio Corp.	1,090,085	7,049
	Keihin Electric Express
	Railway Co. Ltd.	833,193	6,986
	Japan Steel Works Ltd.	631,632	6,918
	JSR Corp.	337,751	6,838
	SBI Holdings Inc.	31,640	6,786
	JGC Corp.	391,396	6,758
	NSK Ltd.	885,240	6,753
	Trend Micro Inc.	198,656	6,739
	Hokkaido Electric
	Power Co. Inc.	345,131	6,697
	Oriental Land Co. Ltd.	94,302	6,678

			Market
			Value•
		Shares	($000)
	Ono Pharmaceutical
	Co. Ltd.	159,550	6,609
	Chuo Mitsui Trust
	Holdings Inc.	1,724,996	6,582
	Makita Corp.	211,261	6,548
	Benesse Holdings Inc.	140,429	6,457
	Fukuoka Financial
	Group Inc.	1,462,418	6,345
*	Mitsubishi Materials Corp.	2,108,805	6,321
	Fuji Heavy Industries Ltd.	1,110,534	6,215
	Kurita Water
	Industries Ltd.	213,518	6,174
	Hirose Electric Co. Ltd.	56,822	6,134
	Showa Denko KK	2,684,976	6,103
	Toyota Tsusho Corp.	400,651	5,975
	Furukawa Electric Co. Ltd.	1,199,157	5,944
	Sony Financial
	Holdings Inc.	1,643	5,925
	Shimano Inc.	127,020	5,798
	Teijin Ltd.	1,766,481	5,637
	Mitsubishi Tanabe
	Pharma Corp.	425,608	5,631
	Sekisui Chemical Co. Ltd.	814,896	5,565
*	Sanyo Electric Co. Ltd.	3,488,914	5,541
	Nitori Co. Ltd.	70,102	5,513
	Obayashi Corp.	1,227,262	5,484
	Stanley Electric Co. Ltd.	267,055	5,460
*	Kawasaki Kisen
	Kaisha Ltd.	1,276,270	5,424
	Lawson Inc.	122,334	5,401
	Takashimaya Co. Ltd.	561,981	5,328
	Bank of Kyoto Ltd.	606,188	5,326
	J Front Retailing Co. Ltd.	911,113	5,306
	Amada Co. Ltd.	637,398	5,233
	Joyo Bank Ltd.	1,243,017	5,171
	Kyowa Hakko
	Kirin Co. Ltd.	487,854	5,119
	Brother Industries Ltd.	419,793	5,099
	Suzuken Co. Ltd.	132,350	5,061
	IHI Corp.	2,500,195	5,004
	THK Co. Ltd.	227,516	4,995
^	GS Yuasa Corp.	699,998	4,988
	All Nippon
	Airways Co. Ltd.	1,566,688	4,970
	Mitsui Chemicals Inc.	1,506,812	4,949
	Nippon Paper Group Inc.	175,903	4,940
	Toyo Seikan Kaisha Ltd.	286,838	4,935
	Sega Sammy Holdings Inc.	373,298	4,880
	Nomura Research
	Institute Ltd.	190,460	4,859
*	Sumco Corp.	218,545	4,835
	Ube Industries Ltd.	1,907,684	4,822
	Yakult Honsha Co. Ltd.	183,363	4,794
	Taiyo Nippon Sanso Corp.	530,193	4,763
	Hokuhoku Financial
	Group Inc.	2,365,083	4,703

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
Seiko Epson Corp.	264,894	4,693
Sankyo Co. Ltd.	101,620	4,691
MEIJI Holdings Co. Ltd.	129,204	4,664
Jupiter
Telecommunications
Co. Ltd.	4,601	4,657
Hisamitsu
Pharmaceutical Co. Inc.	125,990	4,644
TonenGeneral Sekiyu KK	535,300	4,568
Hachijuni Bank Ltd.	807,180	4,528
Shimizu Corp.	1,118,867	4,482
Nissin Foods
Holdings Co. Ltd.	131,880	4,436
Santen Pharmaceutical
Co. Ltd.	138,838	4,434
Taisei Corp.	1,945,639	4,433
Mitsubishi Gas
Chemical Co. Inc.	733,093	4,421
Nisshin Seifun Group Inc.	357,334	4,393
Nippon Meat Packers Inc.	346,426	4,376
Credit Saison Co. Ltd.	298,812	4,370
Hitachi Construction
Machinery Co. Ltd.	203,738	4,332
Hitachi Chemical Co. Ltd.	197,257	4,284
Iyo Bank Ltd.	459,864	4,280
Sojitz Corp.	2,369,578	4,273
Mitsubishi UFJ Lease &
Finance Co. Ltd.	110,309	4,271
Toho Gas Co. Ltd.	843,831	4,270
Chugoku Bank Ltd.	330,088	4,232
Shimamura Co. Ltd.	41,677	4,199
JTEKT Corp.	363,017	4,171
Taisho Pharmaceutical
Co. Ltd.	227,761	4,143
NGK Spark Plug Co. Ltd.	304,963	4,138
Dena Co. Ltd.	504	4,086
Japan Retail Fund
Investment Corp. Class A	3,030	4,078
Kamigumi Co. Ltd.	493,548	4,077
Denki Kagaku Kogyo KK	910,643	4,058
Kajima Corp.	1,596,173	4,056
Gunma Bank Ltd.	750,254	4,047
Yamaguchi Financial
Group Inc.	401,052	4,016
Toyo Suisan Kaisha Ltd.	166,498	4,013
Yaskawa Electric Corp.	453,873	4,012
NTN Corp.	908,901	3,991
Shimadzu Corp.	476,941	3,951
Minebea Co. Ltd.	678,016	3,934
Nippon Sheet
Glass Co. Ltd.	1,197,696	3,934
Hiroshima Bank Ltd.	948,205	3,887
Suruga Bank Ltd.	389,422	3,821
FamilyMart Co. Ltd.	110,522	3,809
Sysmex Corp.	63,200	3,791

		Market
		Value•
	Shares	($000)
Namco Bandai
Holdings Inc.	378,164	3,773
Mitsui Engineering &
Shipbuilding Co. Ltd.	1,411,352	3,760
77 Bank Ltd.	655,424	3,724
Toho Co. Ltd.	215,174	3,710
Yokogawa Electric Corp.	430,014	3,675
Tokyu Land Corp.	859,540	3,674
Nishi-Nippon City
Bank Ltd.	1,271,688	3,660
NOK Corp.	213,242	3,625
Yamaha Corp.	295,826	3,618
Alfresa Holdings Corp.	70,879	3,557
Oracle Corp. Japan	71,587	3,548
Kaneka Corp.	561,582	3,544
Kikkoman Corp.	318,537	3,540
Casio Computer Co. Ltd.	449,422	3,534
Rinnai Corp.	72,036	3,533
Nissan Chemical
Industries Ltd.	260,840	3,523
Daihatsu Motor Co. Ltd.	364,646	3,516
Ushio Inc.	210,675	3,480
MEDIPAL HOLDINGS Corp.	278,408	3,471
Konami Corp.	177,075	3,435
Mitsumi Electric Co. Ltd.	157,766	3,433
Citizen Holdings Co. Ltd.	492,927	3,424
Toyoda Gosei Co. Ltd.	123,475	3,422
Idemitsu Kosan Co. Ltd.	41,221	3,415
Hitachi Metals Ltd.	313,331	3,362
Tsumura & Co.	114,313	3,340
Marui Group Co. Ltd.	421,887	3,335
TOTO Ltd.	493,738	3,324
Tokyo Tatemono Co. Ltd.	713,732	3,291
Daicel Chemical
Industries Ltd.	513,140	3,290
Aeon Mall Co. Ltd.	154,920	3,247
Fuji Electric Holdings
Co. Ltd.	1,055,927	3,172
Nomura Real Estate
Holdings Inc.	178,117	3,156
Tokuyama Corp.	557,282	3,121
Keisei Electric
Railway Co. Ltd.	523,950	3,102
Kansai Paint Co. Ltd.	408,664	3,098
UNY Co. Ltd.	338,200	3,068
Cosmo Oil Co. Ltd.	1,115,406	3,007
Mabuchi Motor Co. Ltd.	54,233	2,989
Mizuho Securities Co. Ltd.	1,077,149	2,983
Koito Manufacturing
Co. Ltd.	181,000	2,981
USS Co. Ltd.	43,321	2,967
Mitsui Mining &
Smelting Co. Ltd.	1,072,223	2,938
Air Water Inc.	264,107	2,922
Yamazaki Baking Co. Ltd.	227,113	2,900

Pacific Stock Index Fund

			Market
			Value•
		Shares	($000)
	Nomura Real Estate
	Office Fund Inc. Class A	514	2,894
	Sumitomo Rubber
	Industries Ltd.	322,145	2,880
	Asics Corp.	299,772	2,868
	NHK Spring Co. Ltd.	297,269	2,856
	Hitachi High-
	Technologies Corp.	130,433	2,844
	Japan Prime Realty
	Investment Corp.	1,191	2,839
	Mitsubishi Logistics Corp.	214,466	2,804
*	Mizuho Trust &
	Banking Co. Ltd.	2,823,452	2,779
	Nisshin Steel Co. Ltd.	1,309,901	2,770
	Japan Petroleum
	Exploration Co.	53,441	2,729
	Tosoh Corp.	957,152	2,695
	Chiyoda Corp.	293,000	2,690
	Dowa Holdings Co. Ltd.	484,095	2,687
	McDonald’s Holdings Co.
	Japan Ltd.	124,599	2,652
	Obic Co. Ltd.	13,116	2,631
	Sapporo Hokuyo
	Holdings Inc.	560,705	2,581
	Yamato Kogyo Co. Ltd.	80,852	2,570
	Nisshinbo Holdings Inc.	241,166	2,562
	Tokyo Steel
	Manufacturing Co. Ltd.	188,701	2,529
	Square Enix Holdings
	Co. Ltd.	118,775	2,509
	Dainippon Sumitomo
	Pharma Co. Ltd.	300,147	2,486
	Hakuhodo DY Holdings Inc.	43,667	2,481
	Hino Motors Ltd.	485,656	2,445
	Showa Shell Sekiyu KK	355,785	2,413
	Sapporo Holdings Ltd.	479,117	2,354
	Taiheiyo Cement Corp.	1,627,576	2,302
^	Shinsei Bank Ltd.	1,752,892	2,275
	Shinko Electric
	Industries Co. Ltd.	127,566	2,265
	Daido Steel Co. Ltd.	531,706	2,260
	Kinden Corp.	249,192	2,211
	Toyota Boshoku Corp.	123,785	2,195
	Otsuka Corp.	29,932	2,128
	NTT Urban
	Development Corp.	2,177	2,112
	Itochu Techno-
	Solutions Corp.	55,227	2,086
^	Senshu Ikeda
	Holdings Inc.	1,204,000	2,067
	Seven Bank Ltd.	1,028	2,016
	Aozora Bank Ltd.	1,401,514	2,009
	Canon Marketing
	Japan Inc.	127,290	1,990
	Coca-Cola West Co. Ltd.	105,071	1,859
^	Ito En Ltd.	119,554	1,855

			Market
			Value•
		Shares	($000)
^	Jafco Co. Ltd.	58,761	1,801
^	Nissha Printing Co. Ltd.	50,900	1,777
	Matsui Securities Co. Ltd.	229,498	1,724
	ABC-Mart Inc.	47,236	1,683
	Aeon Credit
	Service Co. Ltd.	146,003	1,592
	Fuji Media Holdings Inc.	877	1,408
	Maruichi Steel Tube Ltd.	71,780	1,379
^	Acom Co. Ltd.	74,983	1,185
			4,292,942
New Zealand (0.3%)
	Fletcher Building Ltd.	1,142,742	6,936
	Telecom Corp. of
	New Zealand Ltd.	3,541,354	5,538
	Contact Energy Ltd.	571,087	2,585
	Auckland International
	Airport Ltd.	1,744,814	2,537
	Sky City Entertainment
	Group Ltd.	1,082,434	2,474
			20,070
Singapore (4.4%)
	DBS Group Holdings Ltd.	3,230,727	35,574
	United Overseas
	Bank Ltd.	2,301,395	33,669
	Singapore Telecommuni-
	cations Ltd.	15,032,220	33,158
	Oversea-Chinese
	Banking Corp. Ltd.	4,899,983	31,119
	Keppel Corp. Ltd.	2,407,123	17,080
	CapitaLand Ltd.	4,816,028	13,009
	Wilmar International Ltd.	2,407,176	12,087
	Singapore Airlines Ltd.	1,008,290	11,070
	Singapore Exchange Ltd.	1,613,107	9,564
	Singapore Press
	Holdings Ltd.	3,013,084	9,000
	Noble Group Ltd.	3,614,741	7,840
	City Developments Ltd.	941,551	7,234
	Fraser and Neave Ltd.	1,839,771	6,537
*,^	Genting Singapore PLC	8,820,522	6,108
	CapitaMall Trust	4,212,977	5,943
	Singapore Technologies
	Engineering Ltd.	2,550,691	5,858
	SembCorp
	Industries Ltd.	1,852,370	5,634
*	Golden Agri-
	Resources Ltd.	12,603,926	5,324
	Jardine Cycle &
	Carriage Ltd.	234,229	5,150
	SembCorp Marine Ltd.	1,567,414	4,796
^	Olam International Ltd.	2,253,126	4,251
	CapitaMalls Asia Ltd.	2,566,000	4,048
	ComfortDelgro Corp. Ltd.	3,530,723	4,011
	Ascendas Real Estate
	Investment Trust	2,823,826	3,942
	Yangzijiang Shipbuilding
	Holdings Ltd.	3,106,000	3,017

Pacific Stock Index Fund

		Market
		Value•
	Shares	($000)
UOL Group Ltd.	975,345	2,707
Neptune Orient Lines Ltd.	1,697,688	2,663
Cosco Corp.
Singapore Ltd.	1,906,007	2,383
StarHub Ltd.	1,135,945	1,928
* Golden Agri-Resources
Ltd. Warrants Exp.
07/23/2012	699,582	61
		294,765
Total Common Stocks
(Cost $7,987,120)		6,681,985
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
2,3 Vanguard Market Liquidity
Fund, 0.210%	97,053,000	97,053
	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.1%)
4,5 Freddie Mac Discount
Notes, 0.245%, 9/21/10	3,000	2,996
Total Temporary Cash Investments
(Cost $100,050)		100,049
Total Investments (100.3%)
(Cost $8,087,170)		6,782,034
Other Assets and Liabilities (-0.3%)
Other Assets		55,428
Liabilities[3]		(76,432)
		(21,004)
Net Assets (100%)		6,761,030

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	9,185,793
Undistributed Net Investment Income	41,066
Accumulated Net Realized Losses	(1,162,471)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,305,136)
Futures Contracts	2,538
Foreign Currencies and Forward
Currency Contracts	(760)
Net Assets	6,761,030

Investor Shares—Net Assets
Applicable to 347,214,430 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,537,042
Net Asset Value Per Share—
Investor Shares	$10.19

Admiral Shares—Net Assets
Applicable to 14,011,798 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	933,939
Net Asset Value Per Share—
Admiral Shares	$66.65

Signal Shares—Net Assets
Applicable to 7,360,494 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	170,427
Net Asset Value Per Share—
Signal Shares	$23.15

Pacific Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 63,076,933 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	643,394
Net Asset Value Per Share—
Institutional Shares	$10.20

ETF Shares—Net Assets
Applicable to 27,376,579 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,476,228
Net Asset Value Per Share—
ETF Shares	$53.92

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $40,410,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $42,904,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $2,996,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Dividends[1]	77,110
Interest[2]	62
Security Lending	556
Total Income	77,728
Expenses
The Vanguard Group—Note B
Investment Advisory Services	232
Management and Administrative—Investor Shares	3,336
Management and Administrative—Admiral Shares	452
Management and Administrative—Signal Shares	73
Management and Administrative—Institutional Shares	132
Management and Administrative—ETF Shares	596
Marketing and Distribution—Investor Shares	458
Marketing and Distribution—Admiral Shares	72
Marketing and Distribution—Signal Shares	22
Marketing and Distribution—Institutional Shares	77
Marketing and Distribution—ETF Shares	174
Custodian Fees	435
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	27
Trustees’ Fees and Expenses	6
Total Expenses	6,107
Net Investment Income	71,621
Realized Net Gain (Loss)
Investment Securities Sold	(26,265)
Futures Contracts	2,725
Foreign Currencies and Forward Currency Contracts	156
Realized Net Gain (Loss)	(23,384)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	465,125
Futures Contracts	2,797
Foreign Currencies and Forward Currency Contracts	(832)
Change in Unrealized Appreciation (Depreciation)	467,090
Net Increase (Decrease) in Net Assets Resulting from Operations	515,327

1 Dividends are net of foreign withholding taxes of $3,258,000.
2 Interest income from an affiliated company of the fund was $58,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	71,621	167,807
Realized Net Gain (Loss)	(23,384)	(1,037,811)
Change in Unrealized Appreciation (Depreciation)	467,090	1,886,857
Net Increase (Decrease) in Net Assets Resulting from Operations	515,327	1,016,853
Distributions
Net Investment Income
Investor Shares	(79,032)	(90,208)
Admiral Shares	(23,652)	(13,868)
Signal Shares	(4,529)	(2,869)
Institutional Shares	(14,225)	(32,221)
ETF Shares	(35,958)	(22,623)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(157,396)	(161,789)
Capital Share Transactions
Investor Shares	501,113	(2,494,500)
Admiral Shares	33,583	(30,359)
Signal Shares	2,279	(17,973)
Institutional Shares	126,768	(1,316,524)
ETF Shares	110,643	(114,249)
Net Increase (Decrease) from Capital Share Transactions	774,386	(3,973,605)
Total Increase (Decrease)	1,132,317	(3,118,541)
Net Assets
Beginning of Period	5,628,713	8,747,254
End of Period[1]	6,761,030	5,628,713
1 Net Assets—End of Period includes undistributed net investment income of $41,066,000 and $126,000,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.61	$7.94	$14.19	$12.13	$10.39	$8.63
Investment Operations
Net Investment Income	.106	.189[1]	.281	.236	.190	.156
Net Realized and Unrealized Gain (Loss)
on Investments	.730	1.621	(6.228)	2.091	1.710	1.761
Total from Investment Operations	.836	1.810	(5.947)	2.327	1.900	1.917
Distributions
Dividends from Net Investment Income	(.256)	(.140)	(.303)	(.267)	(.160)	(.157)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.256)	(.140)	(.303)	(.267)	(.160)	(.157)
Net Asset Value, End of Period	$10.19	$9.61	$7.94	$14.19	$12.13	$10.39

Total Return[2]	8.85%	23.23%	-42.71%	19.52%	18.39%	22.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,537	$2,846	$5,065	$11,281	$7,814	$5,202
Ratio of Total Expenses to
Average Net Assets	0.26%[3]	0.27%	0.22%	0.22%	0.27%	0.32%
Ratio of Net Investment Income to
Average Net Assets	2.27%[3]	2.42%	2.32%	1.80%	1.73%	1.76%
Portfolio Turnover Rate[4]	1%[3]	8%	9%	3%	2%	7%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$62.95	$52.04	$92.94	$79.43	$68.05	$56.47
Investment Operations
Net Investment Income	.717	1.386[1]	1.933	1.613	1.302	1.069
Net Realized and Unrealized Gain (Loss)
on Investments	4.743	10.531	(40.773)	13.714	11.185	11.583
Total from Investment Operations	5.460	11.917	(38.840)	15.327	12.487	12.652
Distributions
Dividends from Net Investment Income	(1.760)	(1.007)	(2.060)	(1.817)	(1.107)	(1.072)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.760)	(1.007)	(2.060)	(1.817)	(1.107)	(1.072)
Net Asset Value, End of Period	$66.65	$62.95	$52.04	$92.94	$79.43	$68.05

Total Return[2]	8.83%	23.38%	-42.62%	19.64%	18.46%	22.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$934	$849	$737	$1,292	$1,128	$720
Ratio of Total Expenses to
Average Net Assets	0.14%[3]	0.16%	0.12%	0.12%	0.17%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.39%[3]	2.53%	2.42%	1.90%	1.83%	1.90%
Portfolio Turnover Rate[4]	1%[3]	8%	9%	3%	2%	7%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Signal Shares
	Six Months			June 4,
	Ended	Year Ended		2007[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$21.87	$18.08	$32.28	$30.53
Investment Operations
Net Investment Income	.249	.481[2]	.667	.250
Net Realized and Unrealized Gain (Loss) on Investments	1.642	3.658	(14.158)	1.500
Total from Investment Operations	1.891	4.139	(13.491)	1.750
Distributions
Dividends from Net Investment Income	(.611)	(.349)	(.709)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.611)	(.349)	(.709)	—
Net Asset Value, End of Period	$23.15	$21.87	$18.08	$32.28

Total Return[3]	8.80%	23.38%	-42.61%	5.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$170	$159	$150	$247
Ratio of Total Expenses to Average Net Assets	0.14%[4]	0.16%	0.12%	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	2.39%[4]	2.53%	2.42%	1.90%[4]
Portfolio Turnover Rate[5]	1%[4]	8%	9%	3%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$9.63	$7.96	$14.22	$12.15	$10.41	$8.64
Investment Operations
Net Investment Income	.113	.215[1]	.300	.251	.206	.180
Net Realized and Unrealized Gain (Loss)
on Investments	.726	1.613	(6.242)	2.102	1.710	1.760
Total from Investment Operations	.839	1.828	(5.942)	2.353	1.916	1.940
Distributions
Dividends from Net Investment Income	(.269)	(.158)	(.318)	(.283)	(.176)	(.170)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.269)	(.158)	(.318)	(.283)	(.176)	(.170)
Net Asset Value, End of Period	$10.20	$9.63	$7.96	$14.22	$12.15	$10.41

Total Return[2]	8.87%	23.46%	-42.62%	19.72%	18.52%	22.74%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$643	$487	$1,610	$2,720	$1,788	$1,280
Ratio of Total Expenses to
Average Net Assets	0.10%[3]	0.12%	0.09%	0.09%	0.12%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.43%[3]	2.57%	2.45%	1.93%	1.88%	1.95%
Portfolio Turnover Rate[4]	1%[3]	8%	9%	3%	2%	7%

1 Calculated based on average shares outstanding.
2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Financial Highlights

ETF Shares
Six Months						March 4,
	Ended					2005[1] to
For a Share Outstanding	April 30,	Year Ended October 31,				Oct. 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$50.92	$42.10	$75.17	$64.24	$55.09	$50.71
Investment Operations
Net Investment Income	.582	1.109[2]	1.573	1.314	1.060	.750
Net Realized and Unrealized Gain (Loss)
on Investments	3.839	8.534	(32.974)	11.089	9.020	3.630
Total from Investment Operations	4.421	9.643	(31.401)	12.403	10.080	4.380
Distributions
Dividends from Net Investment Income	(1.421)	(.823)	(1.669)	(1.473)	(.930)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.421)	(.823)	(1.669)	(1.473)	(.930)	—
Net Asset Value, End of Period	$53.92	$50.92	$42.10	$75.17	$64.24	$55.09

Total Return	8.81%	23.38%	-42.61%	19.65%	18.43%	8.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,476	$1,288	$1,186	$1,503	$693	$164
Ratio of Total Expenses to
Average Net Assets	0.14%[3]	0.16%	0.11%	0.12%	0.18%	0.18%[3]
Ratio of Net Investment Income to
Average Net Assets	2.39%[3]	2.53%	2.43%	1.90%	1.82%	1.89%[3]
Portfolio Turnover Rate[4]	1%[3]	8%	9%	3%	2%	7%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks

Pacific Stock Index Fund

associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Pacific Stock Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $1,259,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.50% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,437	6,677,548	—
Temporary Cash Investments	97,053	2,996	—
Futures Contracts—Assets[1]	430	—	—
Forward Currency Contracts—Assets	—	217	—
Forward Currency Contracts—Liabilities	—	(440)	—
Total	101,920	6,680,321	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2010, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	430	217	647
Liabilities	—	(440)	(440)

Pacific Stock Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2010, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	2,725	—	2,725
Forward Currency Contracts	—	(670)	(670)
Realized Net Gain (Loss) on Derivatives	2,725	(670)	2,055

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,797	—	2,797
Forward Currency Contracts	—	(300)	(300)
Change in Unrealized Appreciation
(Depreciation) on Derivatives	2,797	(300)	2,497

At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	June 2010	498	52,072	2,780
S&P ASX 200 Index	June 2010	157	17,607	(242)

At April 30, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Unrealized
				Appreciation
			Contract Amount (000)	(Depreciation)
Contract Settlement Date		Receive	Deliver	($000)
6/16/10	JPY	1,672,958	USD 17,804	(440)
6/23/10	AUD	19,083	USD 17,648	217
AUD—Australian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

The fund had net unrealized foreign currency losses of $537,000 resulting from the translation of other assets and liabilities at April 30, 2010.

Pacific Stock Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2010, the fund realized net foreign currency gains of $826,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2010, was $3,664,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $1,138,170,000 to offset future net capital gains of $68,660,000 through October 31, 2010, $4,471,000 through October 31, 2011, $4,674,000 through October 31, 2013, $453,022,000 through October 31, 2016, and $607,343,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2010, the cost of investment securities for tax purposes was $8,090,834,000. Net unrealized depreciation of investment securities for tax purposes was $1,308,800,000, consisting of unrealized gains of $329,280,000 on securities that had risen in value since their purchase and $1,638,080,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2010, the fund purchased $678,321,000 of investment securities and sold $38,549,000 of investment securities, other than temporary cash investments.

Pacific Stock Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	April 30, 2010		October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	594,720	60,277	697,406	89,584
Issued in Lieu of Cash Distributions	77,181	7,998	89,093	11,571
Redeemed[1]	(170,788)	(17,039)	(3,280,999)	(442,815)
Net Increase (Decrease)—Investor Shares	501,113	51,236	(2,494,500)	(341,660)
Admiral Shares
Issued	83,299	1,275	122,233	2,241
Issued in Lieu of Cash Distributions	19,195	304	11,409	227
Redeemed[1]	(68,911)	(1,054)	(164,001)	(3,133)
Net Increase (Decrease)—Admiral Shares	33,583	525	(30,359)	(665)
Signal Shares
Issued	21,370	938	60,869	3,310
Issued in Lieu of Cash Distributions	3,686	168	2,555	146
Redeemed[1]	(22,777)	(1,015)	(81,397)	(4,472)
Net Increase (Decrease)—Signal Shares	2,279	91	(17,973)	(1,016)
Institutional Shares
Issued	138,823	13,723	405,620	51,039
Issued in Lieu of Cash Distributions	10,557	1,093	29,986	3,894
Redeemed[1]	(22,612)	(2,263)	(1,752,130)	(206,617)
Net Increase (Decrease)—Institutional Shares	126,768	12,553	(1,316,524)	(151,684)
ETF Shares
Issued	110,643	2,074	150,908	3,422
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(265,157)	(6,300)
Net Increase (Decrease)—ETF Shares	110,643	2,074	(114,249)	(2,878)
1 Net of redemption fees for fiscal 2010 and 2009 of $46,000 and $361,000, respectively (fund totals).

H. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Emerging Markets Stock Index Fund

Fund Profile
As of April 30, 2010

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional	ETF
	Shares	Shares	Shares	Shares	Shares
Ticker Symbol	VEIEX	VEMAX	VERSX	VEMIX	VWO
Expense Ratio1	0.40%	0.27%	0.27%	0.23%	0.27%

Portfolio Characteristics
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Number of Stocks	849	763	1,816
Median Market Cap	$16.5B	$16.9B	$28.4B
Price/Earnings Ratio	17.5x	18.2x	23.2x
Price/Book Ratio	2.2x	2.1x	1.7x
Return on Equity	22.3%	21.5%	18.3%
Earnings Growth Rate	16.0%	16.1%	5.8%
Dividend Yield	1.8%	2.0%	2.7%
Turnover Rate
(Annualized)	8%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Consumer
Discretionary	6.0%	5.9%	8.7%
Consumer Staples	5.9	5.9	8.5
Energy	14.0	14.1	10.9
Financials	23.9	24.0	25.7
Health Care	2.4	2.4	6.1
Industrials	6.8	6.9	10.3
Information
Technology	13.8	13.5	7.1
Materials	15.1	15.1	12.1
Telecommunication
Services	8.3	8.3	5.9
Utilities	3.8	3.9	4.7

Volatility Measures
	MSCI	MSCI AC
	Emerging	World Index
	Markets Index	ex USA
R-Squared	0.99	0.94
Beta	1.01	1.26

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Petroleo Brasileiro SA	Integrated Oil &
ADR	Gas	3.2%
Vale SA	Diversified Metals
	& Mining	2.9
Samsung Electronics Co.	Semiconductors
Ltd.		2.8
China Mobile Ltd.	Wireless
	Telecommunication
	Services	1.8
Gazprom OAO ADR	Integrated Oil &
	Gas	1.6
Teva Pharmaceutical	Pharmaceuticals
Industries Ltd.		1.6
America Movil SAB de	Wireless
CV	Telecommunication
	Services	1.4
China Construction Bank	Diversified Banks
Corp.		1.1
Hon Hai Precision	Electronic
Industry Co. Ltd.	Manufacturing
	Services	1.1
China Life Insurance Co.	Life & Health
Ltd.	Insurance	1.0
Top Ten		18.5%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectuses dated February 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratios were 0.35% for Investor Shares, 0.22% for Admiral Shares, 0.22% for Signal Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares.

Emerging Markets Stock Index Fund

Market Diversification (% of equity exposure)
		MSCI	MSCI AC
		Emerging	World
		Markets	Index
	Fund	Index	ex USA
Europe	0.0%	0.0%	44.5%
Pacific	0.0%	0.0%	24.6%
Emerging Markets
China	17.4%	17.3%	4.0%
Brazil	16.0	15.9	3.7
South Korea	13.5	13.4	3.1
Taiwan	11.0	10.9	2.5
India	7.9	7.8	1.8
South Africa	7.0	7.0	1.6
Russia	6.4	6.3	1.5
Mexico	4.5	4.5	1.0
Malaysia	3.0	2.9	0.7
Israel	2.7	2.7	0.6
Indonesia	2.1	2.1	0.5
Turkey	1.6	1.6	0.4
Thailand	1.4	1.4	0.3
Chile	1.4	1.4	0.3
Poland	1.3	1.3	0.3
Other	2.8	3.5	0.8
Subtotal	100.0%	100.0%	23.1%
North America	0.0%	0.0%	7.8%

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 1999, Through April 30, 2010

Spliced Emerging Markets Index: Select Emerging Markets Index, administered exclusively for Vanguard by MSCI, through August 23, 2006; MSCI Emerging Markets Index thereafter. Index returns are adjusted for withholding taxes applicable to Luxembourg holding companies.

Note: For 2010, performance data reflect the six months ended April 30, 2010.

Fund returns do not reflect the 0.50% transaction fee on purchases or the 0.25% transaction fee on redemptions.
See Financial Highlights for dividend and capital gains information.

Emerging Markets Stock Index Fund

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	80.20%	14.77%	10.36%
Fee-Adjusted Returns		78.86	14.60	10.28
Admiral Shares	6/23/2006	80.54	—	12.18[1]
Fee-Adjusted Returns		79.20	—	11.96[1]
Signal Shares	1/19/2007	80.48	—	5.87[1]
Fee-Adjusted Returns		79.13	—	5.63[1]
Institutional Shares	6/22/2000	80.53	14.97	11.80[1]
Fee-Adjusted Returns		79.19	14.80	11.72[1]
ETF Shares	3/4/2005
Market Price		81.19	14.95	13.20[1]
Net Asset Value		80.44	14.90	13.12[1]
1 Return since inception.

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Fee-adjusted returns reflect the 0.50% transaction fee on purchases or the 0.25% transaction fee on redemptions.

Emerging Markets Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.6%)[1]
Brazil (16.0%)
Vale SA Class B
Pfd. ADR	14,511,832	390,513
Petroleo Brasileiro SA
ADR Type A	9,588,475	363,787
Petroleo Brasileiro SA
Prior Pfd.	17,903,912	337,530
Itau Unibanco
Holding SA ADR	14,248,456	308,906
Petroleo Brasileiro
SA ADR	7,061,394	299,615
Vale SA Prior Pfd.	10,356,177	277,873
Petroleo Brasileiro SA	12,833,196	271,171
Vale SA Class B ADR	8,343,536	255,562
Itau Unibanco Holding
SA Prior Pfd.	9,996,338	216,690
Vale SA	7,059,338	214,958
Banco Bradesco SA ADR	10,288,357	191,569
Investimentos Itau SA
Prior Pfd.	26,036,182	179,890
Banco Bradesco SA	9,707,210	178,424
OGX Petroleo e Gas
Participacoes SA	15,024,452	150,223
Cia Siderurgica
Nacional SA ADR	5,450,881	101,659
Banco do Brasil SA	5,673,205	97,847
BM&FBOVESPA SA	14,293,293	94,151
Cia de Bebidas das
Americas ADR	940,125	91,944
Usinas Siderurgicas de
Minas Gerais SA
Prior Pfd.	2,804,655	91,663
Cia de Bebidas das
Americas Prior Pfd.	848,276	82,819
BRF - Brasil Foods SA	6,135,180	80,191
Gerdau SA ADR	4,739,291	77,724
Cielo SA	7,175,645	69,311
Cia Siderurgica
Nacional SA	3,644,520	68,141

			Market
			Value•
		Shares	($000)
	Banco Santander Brasil
	SA ADR	5,522,845	64,231
	Metalurgica Gerdau SA
	Class A	3,212,748	63,229
	Bradespar SA Prior Pfd.	2,650,301	60,790
	Cia de Concessoes
	Rodoviarias	2,306,024	53,065
	Gerdau SA Prior Pfd.	3,143,500	51,649
	Redecard SA	2,810,564	46,663
	Cia Energetica de Minas
	Gerais ADR	2,597,832	41,955
	All America Latina
	Logistica SA	4,594,063	41,097
*	Hypermarcas SA	2,993,448	41,003
	Ultrapar Participacoes
	SA Prior Pfd.	868,788	40,959
	Usinas Siderurgicas de
	Minas Gerais SA	1,270,083	40,340
	PDG Realty SA
	Empreendimentos
	e Participacoes	4,359,076	39,622
	Cyrela Brazil Realty SA	3,302,359	39,611
	Natura Cosmeticos SA	1,851,415	39,302
	Cia Brasileira de
	Distribuicao Grupo
	Pao de Acucar ADR	564,820	38,696
	Vivo Participacoes
	SA Prior Pfd.	1,451,952	38,424
	Centrais Eletricas
	Brasileiras SA Prior Pfd.	2,156,119	37,584
	Cia Energetica de Minas
	Gerais Prior Pfd.	2,210,595	35,100
	Centrais Eletricas
	Brasileiras SA	2,338,961	33,169
	Lojas Renner SA	1,320,771	32,749
	Souza Cruz SA	826,413	32,044
	Cia Energetica de
	Sao Paulo Prior Pfd.	2,012,271	29,288
	JBS SA	5,765,050	27,461
	Gafisa SA	3,990,220	27,317

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Empresa Brasileira de
	Aeronautica SA ADR	1,113,858	26,822
	Lojas Americanas SA
	Prior Pfd.	3,597,438	26,325
	Marfrig Alimentos SA	2,412,595	25,316
	Tele Norte Leste
	Participacoes SA
	Prior Pfd.	1,620,723	24,242
	CPFL Energia SA	1,151,949	23,645
	Eletropaulo Metropolitana
	Eletricidade de Sao Paulo
	SA Prior Pfd.	1,058,223	23,481
*	Fibria Celulose SA	1,146,016	22,601
	Duratex SA	2,467,761	22,488
	MRV Engenharia e
	Participacoes SA	3,162,051	22,138
	Tele Norte Leste
	Participacoes SA ADR	1,483,452	22,044
^	BRF–Brasil Foods
	SA ADR	1,567,012	20,920
	Suzano Papel e Celulose
	SA Prior Pfd.	1,639,527	20,911
*	NET Servicos de
	Comunicacao SA
	Prior Pfd.	1,742,291	20,578
	Cia Paranaense de
	Energia ADR	978,320	20,232
	Tractebel Energia SA	1,581,487	20,189
*	BR Malls Participacoes SA	1,590,631	20,168
	Cia de Saneamento
	Basico do Estado de
	Sao Paulo ADR	506,330	19,924
	Localiza Rent a Car SA	1,469,059	16,277
	Tam SA Prior Pfd.	912,308	16,034
	Vivo Participacoes SA ADR	601,169	15,913
	Banco do Estado do
	Rio Grande do Sul
	Prior Pfd.	2,065,322	15,898
*	Cosan SA Industria
	e Comercio	1,226,050	15,412
	Klabin SA Prior Pfd.	4,883,461	15,255
	Gerdau SA	1,205,300	14,964
	Gol Linhas Aereas
	Inteligentes SA
	Prior Pfd.	1,136,400	14,951
	Rossi Residencial SA	1,998,869	14,719
*	LLX Logistica SA	3,036,403	14,586
	Brasil Telecom SA
	Prior Pfd.	2,253,668	14,314
	Multiplan
	Empreendimentos
	Imobiliarios SA	818,269	14,282
*,^	Fibria Celulose SA ADR	709,907	14,092
	Tele Norte Leste
	Participacoes SA	793,281	14,079
	B2W Cia Global Do Varejo	631,054	13,919

			Market
			Value•
		Shares	($000)
	AES Tiete SA Prior Pfd.	1,246,120	13,915
	Braskem SA	1,903,424	13,600
	Tim Participacoes SA ADR 483,063		12,555
	EDP - Energias do
	Brasil SA	641,805	12,277
	Banco Santander Brasil
	SA/Brazil	1,051,390	12,164
	Brookfield
	Incorporacoes SA	2,561,800	11,525
	Brasil Telecom SA ADR	605,350	11,483
	Empresa Brasileira
	de Aeronautica SA	1,888,649	11,224
	Porto Seguro SA	1,080,304	11,168
*	Fertilizantes Fosfatados
	SA Prior Pfd.	1,142,067	10,558
	Cia de Transmissao
	de Energia Electrica
	Paulista Prior Pfd.	385,300	10,332
	Cia de Saneamento Basico
	do Estado de Sao Paulo	514,782	9,933
	Tim Participacoes SA
	Prior Pfd.	3,297,732	8,480
	Telemar Norte Leste
	SA Prior Pfd.	310,650	8,221
	Cia Paranaense de
	Energia Prior Pfd.	365,239	7,447
*	NET Servicos de
	Comunicacao SA ADR	449,791	5,285
	Centrais Eletricas
	Brasileiras SA ADR	312,200	4,461
	Cia Brasileira de
	Distribuicao Grupo Pao
	de Acucar Prior Pfd.	59,919	2,039
			6,270,895
Chile (1.4%)
	Empresas COPEC SA	5,391,228	86,215
	Empresas CMPC SA	1,309,325	55,759
	Centros Comerciales
	Sudamericanos SA	10,233,261	41,903
	Enersis SA ADR	1,713,760	34,087
	Empresa Nacional
	de Electricidad SA/
	Chile ADR	728,814	33,854
	Banco Santander
	Chile ADR	495,669	32,660
	Lan Airlines SA	1,639,690	31,280
	CAP SA	897,572	28,884
	Enersis SA	69,507,349	27,792
	Sociedad Quimica y
	Minera de Chile SA ADR	749,500	26,982
	Empresa Nacional de
	Electricidad SA	17,167,600	26,664
	SACI Falabella	3,505,732	22,185
	Colbun SA	85,590,711	21,936
	ENTEL Chile SA	1,313,699	18,604

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Banco de Credito e
	Inversiones	373,677	15,445
	Cia Cervecerias
	Unidas SA	1,643,057	14,089
	AES Gener SA	30,087,490	13,277
	Vina Concha y Toro SA	5,966,582	13,222
	Sociedad Quimica y
	Minera de Chile SA
	Class B	342,370	12,402
	Banco Santander Chile	57,433,248	3,652
			560,892
China (17.2%)
	China Mobile Ltd.	70,445,167	689,591
	China Construction
	Bank Corp.	524,596,493	426,010
	China Life Insurance
	Co. Ltd.	86,887,470	400,073
	Industrial & Commercial
	Bank of China	532,855,659	388,371
	CNOOC Ltd.	209,033,552	367,684
	Bank of China Ltd.	659,548,525	339,526
	PetroChina Co. Ltd.	247,477,679	284,987
	Tencent Holdings Ltd.	10,438,172	215,863
	China Shenhua
	Energy Co. Ltd.	37,947,325	162,837
	China Petroleum &
	Chemical Corp.	187,381,540	150,242
	Ping An Insurance
	Group Co. of China Ltd.	15,067,988	128,995
	China Merchants
	Bank Co. Ltd.	45,444,002	111,404
	China Overseas Land &
	Investment Ltd.	48,231,076	93,653
	China Unicom
	Hong Kong Ltd.	70,071,048	87,279
^	Bank of Communications
	Co. Ltd.	68,442,348	77,950
	China Telecom
	Corp. Ltd.	164,859,683	75,636
	Yanzhou Coal
	Mining Co. Ltd.	23,594,720	65,632
	China Coal Energy Co.	41,713,000	62,945
	Hengan International
	Group Co. Ltd.	7,982,500	61,281
	Belle International
	Holdings Ltd.	44,662,500	61,241
^	Byd Co. Ltd.	6,145,755	54,568
	China Resources
	Enterprise Ltd.	14,427,460	50,900
	Tingyi Cayman Islands
	Holding Corp.	19,616,634	48,733
	China Communications
	Construction Co. Ltd.	50,496,044	47,611
	China Yurun Food
	Group Ltd.	15,252,149	46,250

			Market
			Value•
		Shares	($000)
	China Merchants Holdings
	International Co. Ltd.	13,193,510	45,832
	Dongfeng Motor
	Group Co. Ltd.	32,196,044	45,726
*,^	Aluminum Corp. of
	China Ltd.	46,627,800	45,114
	China Resources
	Land Ltd.	23,974,000	43,868
	Lenovo Group Ltd.	57,049,309	42,058
	Inner Mongolia Yitai
	Coal Co. Class B	7,447,026	40,999
*	China Mengniu
	Dairy Co. Ltd.	13,505,116	40,513
	China Resources Power
	Holdings Co. Ltd.	19,308,548	39,144
*	China Minsheng
	Banking Corp. Ltd.	36,499,500	39,073
	Kunlun Energy Co. Ltd.	29,414,330	38,985
	Beijing Enterprises
	Holdings Ltd.	5,954,500	38,363
	China Pacific Insurance
	Group Co. Ltd.	9,128,594	38,153
	Zijin Mining Group
	Co. Ltd.	48,758,120	37,997
	Kingboard Chemical
	Holdings Ltd.	7,044,626	37,767
	China Citic Bank
	Corp. Ltd.	56,726,933	37,291
^	China COSCO Holdings
	Co. Ltd.	29,178,500	37,159
^	Jiangxi Copper Co. Ltd.	17,096,845	35,860
	Denway Motors Ltd.	60,438,058	35,496
^	Li Ning Co. Ltd.	8,792,068	33,744
	Nine Dragons Paper
	Holdings Ltd.	19,526,000	32,938
^	Anhui Conch Cement
	Co. Ltd.	10,298,768	32,885
	Chaoda Modern
	Agriculture
	Holdings Ltd.	28,269,067	32,320
*	Air China Ltd.	28,202,548	31,164
*	China Railway Group Ltd.	44,301,608	30,538
*	China Taiping Insurance
	Holdings Co. Ltd.	9,152,607	30,292
^	Sinopharm Group Co.	6,509,200	29,338
	Shimao Property
	Holdings Ltd.	19,116,757	29,256
*,^	PICC Property &
	Casualty Co. Ltd.	29,985,551	28,430
	Citic Pacific Ltd.	13,014,874	28,373
*	GOME Electrical
	Appliances
	Holdings Ltd.	87,944,805	28,344
	Sino-Ocean Land
	Holdings Ltd.	36,641,802	28,092

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	China Railway
	Construction Corp. Ltd.	22,333,265	27,805
^	Alibaba.com Ltd.	14,544,632	27,707
	Shanghai Industrial
	Holdings Ltd.	6,291,045	27,180
	Xinao Gas Holdings Ltd.	8,862,000	26,745
	China Oilfield
	Services Ltd.	18,518,000	25,823
	Parkson Retail Group Ltd.	15,203,779	24,832
	Fushan International
	Energy Group Ltd.	33,929,984	23,835
	China Shipping
	Development Co. Ltd.	15,954,563	23,737
	China National Building
	Material Co. Ltd.	14,459,180	23,698
	China Agri-Industries
	Holdings Ltd.	17,806,586	23,329
	Want Want China
	Holdings Ltd.	30,261,285	22,719
^	Huaneng Power
	International Inc.	39,049,100	22,490
^	Agile Property
	Holdings Ltd.	19,231,245	22,281
	China High Speed
	Transmission Equipment
	Group Co. Ltd.	9,397,280	22,271
	Renhe Commercial
	Holdings Co. Ltd.	90,959,454	22,202
^	ZTE Corp.	6,149,473	22,029
	China Everbright Ltd.	8,736,010	21,543
^	Angang Steel Co. Ltd.	13,631,370	21,026
*	Semiconductor
	Manufacturing
	International Corp.	193,898,000	20,832
	Shandong Weigao
	Group Medical
	Polymer Co. Ltd.	4,173,550	19,350
*,^	China Longyuan Power
	Group Corp.	18,062,000	19,215
	COSCO Pacific Ltd.	13,886,988	18,725
^	Poly Hong Kong
	Investments Ltd.	18,962,000	18,674
^	Geely Automobile
	Holdings Ltd.	42,478,000	18,110
	Weichai Power Co. Ltd.	2,198,800	17,980
^	Tsingtao Brewery
	Co. Ltd.	3,528,000	17,428
	Zhejiang
	Expressway Co. Ltd.	18,656,704	17,403
	Huabao International
	Holdings Ltd.	15,056,838	17,402
	Guangdong
	Investment Ltd.	33,065,240	17,148
	China Dongxiang
	Group Co.	24,870,788	16,881

			Market
			Value•
		Shares	($000)
*,^	China Zhongwang
	Holdings Ltd.	19,629,332	16,876
	Shanghai Electric
	Group Co. Ltd.	35,386,754	16,788
	Yantai Changyu Pioneer
	Wine Co. Class B	1,957,203	16,663
^	Datang International
	Power Generation
	Co. Ltd.	39,772,568	16,577
	Anta Sports
	Products Ltd.	9,156,000	16,300
	China South Locomotive
	and Rolling Stock Corp.	21,087,877	15,879
*,^	Skyworth Digital
	Holdings Ltd.	17,374,150	15,678
^	Country Garden
	Holdings Co.	50,324,821	15,543
^	Guangzhou R&F
	Properties Co. Ltd.	11,790,000	15,402
^	Shui On Land Ltd.	33,524,737	15,200
	Jiangsu Expressway
	Co. Ltd.	15,144,139	14,220
^	Golden Eagle Retail
	Group Ltd.	7,352,000	14,162
*,^	Beijing Capital
	International Airport
	Co. Ltd.	23,313,654	14,025
^	Fosun International	17,986,737	13,971
	China Vanke Co. Ltd.
	Class B	14,371,505	13,925
*,^	China Shipping Container
	Lines Co. Ltd.	33,535,618	13,918
^	Soho China Ltd.	24,364,606	13,846
*	Metallurgical Corp. of
	China Ltd.	26,740,000	13,825
^	Sinofert Holdings Ltd.	25,773,917	13,805
*,^	Hidili Industry
	International
	Development Ltd.	12,652,913	13,791
	China BlueChemical Ltd.	20,835,405	12,882
^	Dongfang Electric
	Corp. Ltd.	1,950,915	12,650
*	Sinopec Shanghai
	Petrochemical Co. Ltd.	30,966,580	11,889
*,^	Maanshan Iron & Steel	22,443,134	11,773
^	Wumart Stores Inc.	5,458,000	11,663
	Hopson Development
	Holdings Ltd.	8,767,840	11,408
	China Communications
	Services Corp. Ltd.	22,601,311	11,348
*	BBMG Corp.	10,936,000	10,728
	Franshion Properties
	China Ltd.	37,290,094	10,590
	China International Marine
	Containers Co. Ltd.
	Class B	7,823,259	9,889

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	5,802,830	9,473
	China Travel
	International Inv HK	36,749,737	9,073
^	Sinotruk Hong Kong Ltd.	8,313,500	8,049
	Greentown China
	Holdings Ltd.	7,254,500	7,749
	Shanghai Zhenhua Heavy
	Industry Co. Ltd.
	Class B	8,073,666	4,945
	Harbin Power
	Equipment Co. Ltd.	6,237,460	4,880
*	Kingboard Chemical
	Holdings Ltd. Warrants
	Exp. 10/31/12	696,212	206
			6,724,363
Colombia (0.4%)
	BanColombia SA ADR	2,492,642	116,506
	Ecopetrol SA	7,904,600	11,171
	Grupo de Inversiones
	Suramericana SA	297,600	4,520
	Inversiones Argos SA	305,800	3,032
	Cementos Argos SA	483,300	2,846
	Almacenes Exito SA	276,700	2,500
	Interconexion Electrica SA	332,000	2,202
			142,777
Czech Republic (0.4%)
	CEZ AS	1,895,492	90,890
	Komercni Banka AS	185,091	37,988
	Telefonica O2 Czech
	Republic AS	1,359,299	30,129
			159,007
Egypt (0.3%)
	Orascom Construction
	Industries GDR	1,037,776	49,441
	Orascom Telecom
	Holding SAE GDR	6,532,749	39,903
	Commercial International
	Bank Egypt SAE	521,400	7,040
	Egyptian Financial Group-
	Hermes Holding	807,400	5,251
	Egyptian Kuwaiti
	Holding Co.	1,669,040	3,801
	Telecom Egypt	1,012,200	3,338
*	Ezz Steel	717,400	3,043
	Egyptian Co. for
	Mobile Services	58,700	2,060
*	Talaat Moustafa Group	1,337,700	2,024
	Sidi Kerir
	Petrochemcials Co.	666,100	1,690
	ElSwedy Cables Holding Co.	107,400	1,436
			119,027

			Market
			Value•
		Shares	($000)
Hungary (0.6%)
*,^	OTP Bank PLC	3,309,723	116,342
*,^	MOL Hungarian Oil and
	Gas Nyrt.	620,928	62,875
^	Richter Gedeon Nyrt.	166,312	35,281
	Magyar Telekom
	Telecommunications PLC	5,704,207	20,296
			234,794
India (7.9%)
	Reliance Industries Ltd.	15,453,173	357,352
	Infosys Technologies Ltd.	5,394,183	329,241
	Housing Development
	Finance Corp.	2,490,850	156,784
	ICICI Bank Ltd.	6,965,457	147,741
	Tata Consultancy
	Services Ltd.	5,560,011	95,314
	Larsen & Toubro Ltd.	2,418,949	87,357
	HDFC Bank Ltd. ADR	564,786	84,221
	Sterlite Industries
	India Ltd.	4,483,750	82,407
	Bharat Heavy
	Electricals Ltd.	1,394,792	77,798
	ITC Ltd.	12,924,013	77,242
	Axis Bank Ltd.	2,628,516	74,508
	Jindal Steel & Power Ltd.	4,420,233	73,548
	Oil & Natural Gas
	Corp. Ltd.	3,049,980	72,033
	HDFC Bank Ltd.	1,586,503	70,647
	Hindustan Unilever Ltd.	10,395,597	56,071
	NTPC Ltd.	10,834,506	50,370
	Tata Motors Ltd.	2,559,480	49,574
	ICICI Bank Ltd. ADR	1,111,614	47,266
	Tata Steel Ltd.	3,389,924	46,771
	Hindalco Industries Ltd.	11,425,501	45,268
	GAIL India Ltd.	4,555,566	43,876
	Hero Honda Motors Ltd.	957,691	41,125
	Mahindra & Mahindra Ltd.	3,357,607	39,562
	Sesa Goa Ltd.	3,934,493	37,581
	Jaiprakash
	Associates Ltd.	11,363,998	37,334
	Tata Power Co. Ltd.	1,170,303	35,571
	State Bank of India Ltd.	666,834	34,345
	DLF Ltd.	4,918,670	34,108
^	Wipro Ltd. ADR	1,415,831	31,800
	Wipro Ltd.	2,073,155	31,199
	Reliance
	Infrastructure Ltd.	1,223,328	31,015
	Sun Pharmaceutical
	Industries Ltd.	855,751	30,321
	Infrastructure
	Development Finance
	Co. Ltd.	7,826,334	29,808
	Cipla Ltd.	3,855,148	29,687
	Reliance
	Communications Ltd.	7,492,116	27,317

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Unitech Ltd.	14,256,319	26,792
	Steel Authority of
	India Ltd.	5,455,738	26,626
	United Spirits Ltd.	910,920	25,615
	Kotak Mahindra Bank Ltd.	1,558,240	25,542
	JSW Steel Ltd.	904,415	24,745
	Bajaj Auto Ltd.	524,911	24,736
*	Cairn India Ltd.	3,438,520	24,230
	Maruti Suzuki India Ltd.	842,636	24,103
^	Dr Reddys Laboratories
	Ltd. ADR	838,906	23,565
	Ambuja Cements Ltd.	7,507,788	20,375
	Reliance Capital Ltd.	1,226,823	20,192
	HCL Technologies Ltd.	1,975,746	17,417
	Zee Entertainment
	Enterprises Ltd.	2,441,552	16,603
	Siemens India Ltd.	994,814	15,826
*	GMR Infrastructure Ltd.	10,333,545	15,349
*	Indiabulls Real
	Estate Ltd.	3,967,772	14,954
	Grasim Industries Ltd.	229,775	14,060
*	Satyam Computer
	Services Ltd.	6,550,657	13,702
	ACC Ltd.	655,838	13,309
*	Ranbaxy
	Laboratories Ltd.	1,320,274	13,110
*	Reliance Natural
	Resources Ltd.	8,239,793	12,861
	Bharat Petroleum
	Corp. Ltd.	1,092,917	12,727
*	Suzlon Energy Ltd.	7,811,463	11,963
	ABB Ltd.	637,248	11,319
	Dr Reddys
	Laboratories Ltd.	397,337	11,207
*	Idea Cellular Ltd.	7,769,132	10,637
	United Phosphorus Ltd.	2,784,557	10,620
*	Housing Development &
	Infrastructure Ltd.	1,525,928	9,163
	Aditya Birla Nuvo Ltd.	434,680	7,989
	State Bank of
	India Ltd. GDR	47,357	4,821
			3,100,320
Indonesia (2.1%)
	Astra International
	Tbk PT	23,812,090	123,050
	Telekomunikasi
	Indonesia Tbk PT	119,151,479	102,863
	Bank Central
	Asia Tbk PT	145,094,724	86,854
	Bank Rakyat Indonesia	65,549,800	64,157
	Perusahaan Gas
	Negara PT	129,694,980	58,248
	Bank Mandiri Tbk PT	87,473,024	55,398
	Bumi Resources Tbk PT	207,874,552	53,349
	United Tractors Tbk PT	17,934,851	38,329

			Market
			Value•
		Shares	($000)
	Indocement Tunggal
	Prakarsa Tbk PT	17,881,103	30,984
	Unilever Indonesia
	Tbk PT	18,572,230	28,319
	Adaro Energy Tbk PT	96,114,750	23,039
	Indofood Sukses
	Makmur Tbk PT	53,254,296	22,721
	Bank Danamon
	Indonesia Tbk PT	33,180,849	21,048
	Tambang Batubara
	Bukit Asam Tbk PT	10,294,938	20,955
	Indo Tambangraya
	Megah PT	4,120,800	17,640
	Semen Gresik
	Persero Tbk PT	18,069,820	16,271
	International Nickel
	Indonesia Tbk PT	24,512,650	13,308
	Bank Negara Indonesia
	Persero Tbk PT	45,341,500	12,905
	Astra Agro
	Lestari Tbk PT	4,854,180	11,787
	Indosat Tbk PT	17,878,273	11,597
	Aneka Tambang Tbk PT	41,622,159	11,083
*	Lippo Karawaci Tbk PT	143,806,788	9,233
			833,138
Israel (2.7%)
	Teva Pharmaceutical
	Industries Ltd.	10,181,635	598,988
	Israel Chemicals Ltd.	6,011,896	71,959
*	Check Point Software
	Technologies	1,985,251	70,715
*	Bank Leumi Le-Israel BM	14,012,463	59,838
*	Bank Hapoalim BM	11,798,361	47,502
	Bezeq Israeli
	Telecommunication
	Corp. Ltd.	14,358,930	35,069
	Teva Pharmaceutical
	Industries Ltd. ADR	562,697	33,047
*	NICE Systems Ltd.	752,131	23,995
	Partner Communications
	Co. Ltd.	963,255	18,900
*	Israel Corp. Ltd.	23,583	18,582
	Cellcom Israel Ltd.	551,481	16,710
	Elbit Systems Ltd.	268,869	16,486
*	Mizrahi Tefahot Bank Ltd.	1,516,863	13,488
	Makhteshim-Agan
	Industries Ltd.	3,010,152	12,635
*	Israel Discount Bank Ltd.
	Class A	6,112,989	12,470
	Delek Group Ltd.	44,473	9,666
	Discount Investment Corp.	360,908	8,299
	Ormat Industries	733,591	5,844
	Cellcom Israel Ltd.
	(Registered)	50,306	1,541
			1,075,734

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
Malaysia (3.0%)
	CIMB Group
	Holdings Bhd.	22,898,074	101,393
	Malayan Banking Bhd.	41,154,873	98,259
	Sime Darby Bhd.	34,506,613	94,541
	IOI Corp. Bhd.	42,703,478	72,483
	Tenaga Nasional Bhd.	22,799,446	60,604
	Genting Bhd.	26,197,590	56,635
	Public Bank Bhd.
	(Foreign)	12,412,747	46,718
*	Malaysia International
	Shipping Corp., Bhd.
	(Local)	14,752,790	41,197
*	Axiata Group Bhd.	30,989,494	37,744
	Maxis Bhd.	22,252,750	37,040
	AMMB Holdings Bhd.	23,345,653	36,248
	PPB Group Bhd.	6,429,608	35,777
	Genting Malaysia Bhd.	37,960,190	34,268
	DiGi.Com Bhd.	4,176,773	29,717
	Kuala Lumpur
	Kepong Bhd.	5,712,981	29,471
	British American Tobacco
	Malaysia Bhd.	1,772,107	24,391
	YTL Corp. Bhd.	10,235,308	23,727
	IJM Corp. Bhd.	13,753,650	21,176
	PLUS Expressways Bhd.	18,219,582	19,597
	Petronas Gas Bhd.	6,029,046	18,839
	Gamuda Bhd.	20,035,316	18,749
	YTL Power
	International Bhd.	25,313,827	17,353
	Hong Leong Bank Bhd.	5,977,170	16,246
	Tanjong PLC	2,621,552	14,675
	Telekom Malaysia Bhd.	13,240,340	14,370
	Berjaya Sports Toto Bhd.	9,887,696	14,113
	UMW Holdings Bhd.	6,919,220	13,680
	SP Setia Bhd.	9,470,752	12,433
	Alliance Financial
	Group Bhd.	11,038,817	10,759
	Parkson Holdings Bhd.	5,873,112	10,650
	Bursa Malaysia Bhd.	4,353,414	10,420
	RHB Capital Bhd.	5,162,935	9,959
	Astro All Asia
	Networks PLC	7,133,118	9,394
	Petronas Dagangan Bhd.	3,174,700	9,003
	Lafarge Malayan
	Cement Bhd.	4,138,620	8,726
	Hong Leong Financial
	Group Bhd.	3,099,000	8,411
	MMC Corp. Bhd.	8,811,600	6,841
*	AirAsia Bhd.	15,858,448	6,682
*	Malaysian Airline
	System Bhd.	9,824,700	6,656
	KLCC Property
	Holdings Bhd.	6,197,600	6,241
	IGB Corp. Bhd.	10,419,600	5,964
	Genting Plantations Bhd.	2,746,800	5,826

			Market
			Value•
		Shares	($000)
*	Public Bank Bhd. (Local)	166,128	625
*	Gamuda Bhd. Rights
	Exp. 5/11/10	2,499,102	188
			1,157,789
Mexico (4.5%)
	America Movil SAB
	de CV	213,279,896	550,512
	Wal-Mart de Mexico
	SAB de CV	68,737,792	160,005
*	Cemex SAB de CV	105,139,555	125,700
	Fomento Economico
	Mexicano SAB de CV	25,493,708	120,902
	Grupo Televisa SA	28,469,590	118,459
	Grupo Mexico SAB
	de CV Class B	45,005,628	118,251
	Grupo Financiero
	Banorte SAB de CV	16,609,590	68,962
	Telmex Internacional
	SAB de CV	62,119,479	59,485
	Telefonos de Mexico
	SAB de CV	63,595,684	49,070
*	Carso Global Telecom
	SAB de CV	8,333,458	42,194
	Grupo Elektra SA de CV	877,295	41,738
	Kimberly-Clark de Mexico
	SAB de CV Class A	6,365,600	36,920
	Grupo Bimbo SAB de
	CV Class A	4,230,888	33,813
	Grupo Modelo SAB de CV	6,074,187	33,498
	Mexichem SAB de CV	10,823,661	30,988
	Alfa SAB de CV Class A	3,654,731	28,434
	Grupo Financiero
	Inbursa SA	7,791,830	26,213
	Industrias Penoles
	SAB de CV	1,235,972	26,058
	Grupo Carso SAB de CV	7,001,066	25,588
	Coca-Cola Femsa
	SAB de CV	3,309,177	23,187
	Grupo Aeroportuario del
	Pacifico SAB de CV
	Class B	4,394,207	15,557
*	Urbi Desarrollos Urbanos
	SAB de CV	6,031,793	13,908
*	Desarrolladora Homex
	SAB de CV	2,724,790	13,144
	Grupo Aeroportuario del
	Pacifico SAB de CV ADR	140,077	4,960
			1,767,546
Morocco (0.0%)
	Maroc Telecom	186,600	3,620
	Douja Promotion Groupe
	Addoha SA	158,300	2,238
	Attijariwafa Bank	37,896	1,402
*	ONA SA	3,900	751
			8,011

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
Peru (0.6%)
	Southern Copper Corp.
	(U.S. Shares)	1,971,954	60,302
	Cia de Minas
	Buenaventura SA ADR	1,487,126	48,912
	Credicorp Ltd.	422,657	36,771
	Credicorp Ltd.
	(U.S. Shares)	371,644	32,281
	Cia de Minas
	Buenaventura SA	721,920	23,967
	Southern Copper Corp.	547,989	16,796
			219,029
Philippines (0.5%)
	Philippine Long Distance
	Telephone Co.	568,740	31,869
	Manila Electric Co.	5,515,952	21,716
	SM Investments Corp.	2,335,256	20,730
	Ayala Land Inc.	63,116,150	19,215
	Ayala Corp.	2,263,186	17,142
	Bank of the Philippine
	Islands	16,698,552	16,924
	Energy Development
	Corp.	94,320,753	11,311
	SM Prime Holdings Inc.	49,045,114	11,202
	Globe Telecom Inc.	423,833	9,119
	Metropolitan Bank
	& Trust	7,037,620	8,284
	Banco de Oro
	Unibank Inc.	8,304,791	7,782
	Jollibee Foods Corp.	5,422,139	7,098
			182,392
Poland (1.3%)
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	7,395,276	106,493
*	Bank Pekao SA	1,397,999	79,662
	KGHM Polska Miedz SA	1,663,945	62,056
*	Polski Koncern
	Naftowy Orlen	3,860,222	50,847
^	Telekomunikacja
	Polska SA	7,980,829	43,404
*	Polska Grupa
	Energetyczna SA	3,149,764	23,589
*	Bank Zachodni WBK SA	287,561	21,120
	Polskie Gornictwo Naftowe
	i Gazownictwo SA	15,088,644	17,790
	Asseco Poland SA	762,332	14,607
*	Getin Holding SA	3,962,247	14,571
*,^	Globe Trade Centre SA	1,647,113	12,974
*,^	BRE Bank SA	130,318	12,372
	TVN SA	1,856,004	11,914
*	ING Bank Slaski SA	41,237	10,851
*	Bank Handlowy w
	Warszawie SA	392,698	10,756
*	Grupa Lotos SA	834,547	9,279

			Market
			Value•
		Shares	($000)
*	PBG SA	114,113	9,126
*	Bank Millennium SA	5,481,005	8,980
	Cyfrowy Polsat SA	866,731	4,332
			524,723
Russia (6.4%)
	Gazprom OAO ADR	27,408,916	629,205
	Lukoil OAO Sponsored
	ADR	5,444,638	306,256
	Sberbank of Russian
	Federation	99,641,654	263,271
	MMC Norilsk
	Nickel ADR	10,209,530	192,702
	Mobile Telesystems
	OJSC ADR	2,394,405	132,291
	Rosneft Oil Co. GDR	15,165,190	121,366
	Surgutneftegaz ADR	8,813,377	83,413
	NovaTek OAO GDR	1,096,836	82,177
	Tatneft ADR	2,378,447	71,716
*	RusHydro	1,225,650,806	71,168
	VTB Bank OJSC GDR	9,953,125	53,079
	Mechel ADR	1,717,354	44,136
	Surgutneftegaz
	Prior Pfd.	79,151,079	42,544
*	Federal Grid Co. Unified
	Energy System JSC	3,298,613,135	41,195
	Polyus Gold Co. ADR	1,548,483	37,998
*	Uralkali	8,790,663	37,773
	Novolipetsk Steel
	OJSC GDR	964,091	34,721
*	Sistema JSFC GDR	1,144,736	30,445
*	Pharmstandard GDR	1,015,770	28,411
	Sberbank of Russian
	Federation Prior Pfd.	10,942,385	22,011
	Gazprom Neft JSC	4,000,099	21,584
*	Inter Rao Ues OAO	11,947,784,999	20,909
	Wimm-Bill-Dann
	Foods OJSC ADR	950,269	20,668
*	Severstal OAO	1,500,000	19,528
*	TMK OAO GDR	667,282	13,752
	Severstal OAO GDR	1,002,307	13,485
	Comstar United
	Telesystems OJSC GDR	2,060,118	13,469
*	Polymetal	1,165,035	12,107
	Tatneft	2,409,438	11,962
	Gazprom OAO	1,566,714	8,966
	Polyus Gold Co.	134,131	6,346
	Lukoil OAO	49,898	2,797
	Lukoil OAO ADR	29,160	1,640
*	MMC Norilsk Nickel	6,120	1,163
	Rosneft Oil Co.	100,143	800
	VTB Bank OJSC	77,498,000	209
			2,495,263
South Africa (7.0%)
	Sasol Ltd.	6,737,515	272,613
	MTN Group Ltd.	17,274,168	254,121

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Standard Bank Group Ltd.	13,626,341	209,939
	Naspers Ltd.	4,482,011	180,628
	Impala Platinum
	Holdings Ltd.	6,309,592	177,899
	AngloGold Ashanti Ltd.	3,625,458	151,701
	Gold Fields Ltd.	7,856,146	104,940
	FirstRand Ltd.	33,274,560	91,388
*	Anglo Platinum Ltd.	777,454	84,369
	Sanlam Ltd.	24,077,219	78,660
	ABSA Group Ltd.	3,776,734	71,133
	Remgro Ltd.	5,129,056	68,160
	Bidvest Group Ltd.	3,446,330	64,109
	Shoprite Holdings Ltd.	4,881,577	51,841
	Tiger Brands Ltd.	1,917,885	48,835
	Kumba Iron Ore Ltd.	964,272	45,516
	African Bank
	Investments Ltd.	9,115,495	43,649
	Harmony Gold
	Mining Co. Ltd.	4,341,597	42,320
	Steinhoff International
	Holdings Ltd.	14,688,498	40,023
	RMB Holdings Ltd.	8,658,946	39,168
	Nedbank Group Ltd.	2,108,920	37,976
	Truworths
	International Ltd.	5,183,788	37,113
	Massmart Holdings Ltd.	2,475,882	36,687
	Growthpoint
	Properties Ltd.	17,259,303	35,590
*	Aspen Pharmacare
	Holdings Ltd.	3,085,647	34,724
	Vodacom Group Pty Ltd.	4,452,916	34,069
	African Rainbow
	Minerals Ltd.	1,272,398	34,048
	Redefine Properties Ltd.	28,014,524	29,870
	Imperial Holdings Ltd.	2,077,906	27,529
	Pretoria Portland
	Cement Co. Ltd.	6,024,235	26,897
*	Sappi Ltd.	6,150,971	25,876
	Woolworths
	Holdings Ltd.	8,028,894	25,310
	ArcelorMittal
	South Africa Ltd.	2,188,317	24,993
	Exxaro Resources Ltd.	1,506,471	24,954
	Aveng Ltd.	4,815,931	24,128
	Investec Ltd.	2,685,683	22,512
	Foschini Ltd.	2,352,130	21,627
	Murray & Roberts
	Holdings Ltd.	3,863,962	21,439
	Netcare Ltd.	11,046,465	20,243
	Reunert Ltd.	2,213,970	17,257
	Telkom SA Ltd.	3,258,436	16,218
	Pick n Pay Stores Ltd.	2,804,157	15,742
	Discovery Holdings Ltd.	3,081,896	14,911
	Liberty Holdings Ltd.	1,323,791	13,550
	Northam Platinum Ltd.	1,785,514	12,587
			2,756,862

			Market
			Value•
		Shares	($000)
South Korea (13.5%)
	Samsung Electronics
	Co. Ltd.	678,944	516,227
2	Samsung Electronics
	Co. Ltd. GDR	1,253,826	478,881
	Hyundai Motor Co.	1,803,993	220,009
	POSCO ADR	1,944,365	218,080
*	Hynix Semiconductor Inc.	5,564,610	140,843
	LG Chem Ltd.	547,900	138,551
	POSCO	280,313	125,702
	Hyundai Mobis	740,669	122,933
	LG Electronics Inc.	1,098,701	119,800
	LG Display Co. Ltd.	2,717,836	115,585
	Samsung Electronics
	Co. Ltd. Prior Pfd.	242,884	114,788
	Hyundai Heavy
	Industries Co. Ltd.	443,358	100,344
	Shinhan Financial
	Group Co. Ltd.	2,353,399	100,108
	KB Financial
	Group Inc. ADR	2,027,061	98,921
	Shinhan Financial
	Group Co. Ltd. ADR	1,144,123	97,411
	Samsung Electro-
	Mechanics Co. Ltd.	703,859	88,872
	KB Financial Group Inc.	1,811,949	88,285
	Samsung Fire & Marine
	Insurance Co. Ltd.	444,759	82,220
*	NHN Corp.	478,897	79,843
	SK Energy Co. Ltd.	705,004	76,815
	Shinsegae Co. Ltd.	164,863	75,587
	LG Corp.	1,107,269	75,498
	Hana Financial Group Inc.	2,263,970	70,418
	Samsung C&T Corp.	1,453,691	68,740
	KT&G Corp.	1,293,019	65,175
	Kia Motors Corp.	2,389,524	58,304
	Korea Electric
	Power Corp. ADR	3,811,024	57,318
	Samsung SDI Co. Ltd.	407,504	54,290
	Hyundai Steel Co.	658,962	53,738
	SK Telecom Co. Ltd. ADR	2,628,321	48,650
	Woori Finance
	Holdings Co. Ltd.	2,983,422	47,332
	Samsung Heavy
	Industries Co. Ltd.	1,929,510	44,279
	Cheil Industries Inc.	568,976	40,787
	Korea Exchange Bank	3,001,380	36,633
	Samsung Techwin Co. Ltd.	436,718	34,716
	KT Corp. ADR	1,514,252	34,222
	Korea Electric
	Power Corp.	1,113,101	33,768
	Samsung Engineering
	Co. Ltd.	349,281	33,661
	KT Corp.	755,006	33,509
	Samsung Securities
	Co. Ltd.	603,241	33,307

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	GS Engineering &
	Construction Corp.	426,562	32,244
	OCI Co. Ltd.	164,665	31,225
	Lotte Shopping Co. Ltd.	103,932	29,478
	Hyundai Engineering &
	Construction Co. Ltd.	597,549	28,858
	Amorepacific Corp.	38,203	28,855
	LG Household & Health
	Care Ltd.	104,898	28,662
	Daewoo Securities
	Co. Ltd.	1,495,170	28,081
	S-Oil Corp.	544,861	27,773
*	Korean Air Lines Co. Ltd.	441,932	27,747
	SK Telecom Co. Ltd.	175,427	27,377
	Doosan Heavy Industries
	and Construction Co. Ltd.	369,384	27,091
	Industrial Bank of Korea	1,936,210	26,925
	NCSoft Corp.	173,295	25,765
	LG Telecom Ltd.	3,072,518	23,176
	Honam Petrochemical Corp.	176,506	22,882
	SK Holdings Co. Ltd.	285,654	22,463
	Samsung Card Co.	447,198	22,201
	Daewoo Shipbuilding &
	Marine Engineering
	Co. Ltd.	1,162,712	22,093
	GS Holdings	618,468	21,513
	Hanwha Corp.	568,056	21,007
	Busan Bank	1,900,490	20,226
	Woongjin Coway Co. Ltd.	609,009	20,053
	Hyundai Mipo Dockyard	140,886	19,837
	Hyosung Corp.	277,014	19,663
	Daelim Industrial Co. Ltd.	337,085	19,146
^	Daewoo International Corp.	597,914	18,944
	Hankook Tire Co. Ltd.	843,976	18,862
	Daegu Bank Ltd.	1,372,385	18,139
*,^	Doosan Infracore Co. Ltd.	903,182	17,944
	Korea Zinc Co. Ltd.	102,298	17,807
	LS Corp.	216,286	17,641
*	Korea Life
	Insurance Co. Ltd.	2,124,377	17,614
	Kangwon Land Inc.	1,131,578	17,552
	Hyundai Securities Co.	1,467,831	17,158
	Hyundai Motor Co.
	Prior Pfd.	389,887	17,139
	Hyundai Department
	Store Co. Ltd.	185,944	16,622
	Hyundai Development Co.	672,686	16,595
	KCC Corp.	57,950	16,292
	CJ CheilJedang Corp.	80,024	15,913
	Woori Investment &
	Securities Co. Ltd.	1,065,901	15,576
	Yuhan Corp.	106,723	15,413
	Glovis Co. Ltd.	138,519	15,335
	Dongbu Insurance Co. Ltd.	479,041	15,112
	STX Pan Ocean Co. Ltd.	1,255,720	14,788

			Market
			Value•
		Shares	($000)
	Mirae Asset
	Securities Co. Ltd.	282,790	14,037
	Hanwha Chem Corp.	896,930	13,493
	Korea Investment
	Holdings Co. Ltd.	458,654	13,393
^	Daewoo Engineering &
	Construction Co. Ltd.	1,406,144	13,082
	Doosan Corp.	116,090	12,678
	LS Industrial Systems
	Co. Ltd.	190,421	12,541
*	Celltrion Inc.	607,940	11,744
	Korea Gas Corp.	289,196	11,650
*	Samsung Life
	Insurance Co. Ltd.	108,400	10,758
	Hyundai Motor Co.
	Prior Pfd.	240,170	10,112
	Dongkuk Steel
	Mill Co. Ltd.	463,072	9,682
	Hanjin Heavy Industries &
	Construction Co. Ltd.	376,482	9,318
*	SK Broadband Co. Ltd.	1,857,538	9,210
	LG Electronics Inc.
	Prior Pfd.	219,958	9,078
	SK Networks Co. Ltd.	877,970	8,738
	Lotte Confectionery
	Co. Ltd.	7,370	8,141
	Tong Yang Securities Inc.	910,726	7,798
	S1 Corp.	179,990	7,687
	Hite Brewery Co. Ltd.	56,605	6,661
^	STX Offshore &
	Shipbuilding Co. Ltd.	544,677	6,584
	Taewoong Co. Ltd.	92,073	6,120
	Hite Holdings Co. Ltd.	1	—
			5,281,442
Taiwan (10.8%)
	Hon Hai Precision
	Industry Co. Ltd.	88,707,633	416,440
	Taiwan Semiconductor
	Manufacturing Co.
	Ltd. ADR	29,001,006	307,121
	Taiwan Semiconductor
	Manufacturing Co. Ltd.	138,634,045	271,321
	MediaTek Inc.	10,712,686	181,388
	Nan Ya Plastics Corp.	59,146,439	124,006
	China Steel Corp.	114,194,134	121,513
*	Cathay Financial
	Holding Co. Ltd.	67,834,202	108,537
	HTC Corp.	7,658,697	102,624
	Formosa Plastics Corp.	45,692,958	101,513
	Asustek Computer Inc.	43,605,691	84,082
	Formosa Chemicals &
	Fibre Corp.	32,443,164	81,810
	Chimei Innolux Corp.	54,544,699	79,628
	Acer Inc.	29,134,014	79,447
	Delta Electronics Inc.	20,768,245	68,842

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Fubon Financial
	Holding Co. Ltd.	51,528,556	62,817
	Compal Electronics Inc.	44,146,283	61,354
*	Chunghwa Telecom
	Co. Ltd. ADR	2,987,584	58,318
*,^	United Microelectronics
	Corp. ADR	15,827,375	56,029
	Chinatrust Financial
	Holding Co. Ltd.	98,170,882	55,443
	Mega Financial
	Holding Co. Ltd.	90,552,152	52,884
^	AU Optronics Corp. ADR	4,561,548	52,868
	Yuanta Financial
	Holding Co. Ltd.	83,749,773	49,935
	Chunghwa Telecom
	Co. Ltd.	25,329,016	49,723
	Quanta Computer Inc.	26,198,095	49,245
	AU Optronics Corp.	40,136,669	46,245
	Uni-President
	Enterprises Corp.	38,016,695	42,264
	Taiwan Mobile Co. Ltd.	21,919,685	41,947
	Formosa
	Petrochemical Corp.	14,576,996	38,289
	Wistron Corp.	19,816,714	38,076
	Far Eastern New
	Century Corp.	32,834,784	35,627
*	United
	Microelectronics Corp.	64,605,970	32,504
	Lite-On Technology Corp.	23,814,529	31,606
	Taiwan Cement Corp.	34,026,683	30,578
*	China Development
	Financial Holding Corp.	106,887,785	29,974
	First Financial
	Holding Co. Ltd.	53,857,561	29,649
	Synnex Technology
	International Corp.	12,320,841	29,360
	Foxconn Technology
	Co. Ltd.	6,893,976	28,512
	Taiwan Fertilizer Co. Ltd.	8,650,200	27,526
	Advanced Semiconductor
	Engineering Inc. ADR	5,258,491	25,556
	Chang Hwa
	Commercial Bank	56,176,094	25,224
	Taiwan Cooperative Bank	40,696,450	24,795
	Macronix International	36,824,318	24,486
	Powertech
	Technology Inc.	6,769,056	24,145
	Pou Chen Corp.	27,489,581	23,528
	Far EasTone
	Telecommunications
	Co. Ltd.	19,067,043	23,207
*	Shin Kong Financial
	Holding Co. Ltd.	59,721,095	22,945
	Advanced Semiconductor
	Engineering Inc.	23,410,400	22,854

			Market
			Value•
		Shares	($000)
	Hua Nan Financial
	Holdings Co. Ltd.	38,897,583	22,823
	Epistar Corp.	6,866,732	21,972
	Siliconware Precision
	Industries Co. ADR	3,561,868	21,905
	Cheng Shin Rubber
	Industry Co. Ltd.	10,169,344	21,857
*	SinoPac Financial
	Holdings Co. Ltd.	62,078,813	21,113
	Unimicron
	Technology Corp.	13,804,754	20,740
	Novatek Microelectronics
	Corp. Ltd.	5,809,737	19,914
	Largan Precision Co. Ltd.	1,138,135	18,769
	President Chain
	Store Corp.	6,549,547	18,727
	Siliconware Precision
	Industries Co.	15,141,860	18,554
	Asia Cement Corp.	19,213,085	18,065
	Catcher Technology
	Co. Ltd.	6,735,663	17,770
	Richtek Technology Corp.	1,539,930	16,146
*	E.Sun Financial
	Holding Co. Ltd.	36,058,711	16,031
	KGI Securities Co. Ltd.	35,129,000	15,975
*	Powerchip
	Semiconductor Corp.	92,678,716	15,841
*	Taishin Financial
	Holding Co. Ltd.	40,874,269	15,772
	Tripod Technology Corp.	4,570,657	15,704
	WPG Holdings Co. Ltd.	7,564,558	15,527
*	Inotera Memories Inc.	19,615,436	13,845
*	Walsin Lihwa Corp.	29,756,770	13,014
	Simplo Technology
	Co. Ltd.	2,121,000	12,781
*	Polaris Securities Co. Ltd.	25,122,675	12,525
	Inventec Co. Ltd.	21,269,175	12,263
	Yulon Motor Co. Ltd.	10,549,976	12,253
*	Prime View
	International Co. Ltd.	6,202,000	11,985
	Realtek
	Semiconductor Corp.	4,402,887	11,925
*	Ruentex Industries Ltd.	4,764,115	11,640
*	Clevo Co.	5,319,938	11,622
	Everlight
	Electronics Co. Ltd.	3,656,742	11,516
	Coretronic Corp.	7,352,000	11,147
	U-Ming Marine
	Transport Corp.	5,331,712	11,011
	Chicony Electronics
	Co. Ltd.	4,118,399	10,869
	Transcend
	Information Inc.	3,381,981	10,690
*	Nanya Technology Corp.	12,138,319	10,647
	Taiwan Glass
	Industrial Corp.	11,128,673	10,364

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Chunghwa
	Picture Tubes	107,292,331	10,342
*	HannStar Display Corp.	49,372,202	10,162
	Motech Industries Inc.	2,713,928	9,677
*	Qisda Corp.	16,364,928	9,674
*	Young Fast
	Optoelectronics
	Co. Ltd.	993,000	9,280
	Feng Hsin Iron &
	Steel Co.	5,471,310	9,099
*	CMC Magnetics Corp.	31,747,700	8,915
*	Tatung Co. Ltd.	43,235,400	8,884
*	Wintek Corp.	10,224,000	8,512
	Giant
	Manufacturing Co. Ltd.	2,806,200	8,479
	Advantech Co. Ltd.	3,777,074	8,465
	Nan Ya Printed Circuit
	Board Corp.	2,012,623	8,398
	TSRC Corp.	5,769,398	8,325
*	Winbond
	Electronics Corp.	28,755,000	8,280
	Teco Electric and
	Machinery Co. Ltd.	18,546,000	8,230
*	China Airlines Ltd.	19,133,765	8,122
	Tung Ho Steel
	Enterprise Corp.	7,429,144	8,008
	Eternal Chemical Co. Ltd.	7,501,395	7,949
*	Eva Airways Corp.	15,322,891	7,948
	Far Eastern Department
	Stores Co. Ltd.	8,878,216	7,925
	Pixart Imaging Inc.	1,242,278	7,774
	Cheng Uei Precision
	Industry Co. Ltd.	3,924,365	7,574
	Phison Electronics Corp.	1,073,315	7,266
*	Wan Hai Lines Ltd.	11,647,198	7,208
*	Evergreen Marine Corp.
	Taiwan Ltd.	11,013,879	7,041
	Formosa Sumco
	Technology Corp.	2,503,450	7,029
	Formosa Taffeta Co. Ltd.	8,599,868	6,863
	Mitac International Corp.	14,594,739	6,777
	Kinsus Interconnect
	Technology Corp.	2,509,029	6,511
	Chinese Gamer
	International Corp.	510,000	6,198
	Micro-Star
	International Co. Ltd.	9,331,882	5,792
*	Taiwan Business Bank	21,545,000	5,770
	Formosa International
	Hotels Corp.	487,936	5,731
	Farglory Land
	Development Co. Ltd.	2,685,688	5,701
	Yang Ming Marine
	Transport Corp.	12,810,450	5,237

			Market
			Value•
		Shares	($000)
*	Capital Securities Corp.	10,592,000	4,995
	Vanguard International
	Semiconductor Corp.	9,060,396	4,433
	Compal
	Communications Inc.	3,458,374	3,664
*	Evergreen International
	Storage & Transport Corp.	4,018,000	3,306
*	Tatung Co. Ltd. GDR	392,499	1,621
			4,220,252
Thailand (1.4%)
	PTT PCL (Foreign)	9,977,337	78,251
	PTT Exploration &
	Production PCL
	(Foreign)	13,735,418	63,614
	Siam Commercial Bank
	PCL (Foreign)	17,595,457	44,135
	Bangkok Bank PCL
	(Foreign)	11,383,131	41,705
	Kasikornbank PCL
	(Foreign)	14,319,749	41,382
	Siam Cement PCL
	(Foreign)	3,886,317	32,261
	Banpu PCL	1,567,917	31,043
	Advanced Info Service
	PCL (Foreign)	10,888,377	25,421
	Bangkok Bank PCL
	(Local)	6,447,343	22,933
	CP ALL PCL (Foreign)	26,018,715	22,181
	Charoen Pokphand
	Foods PCL (Foreign)	36,610,300	17,421
	Kasikornbank PCL	5,793,400	16,016
	IRPC PCL (Foreign)	114,679,260	15,479
	Thai Oil PCL (Foreign)	9,661,900	13,824
	Bank of Ayudhya
	PCL (Local)	22,383,434	13,505
	PTT Chemical PCL
	(Foreign)	4,269,538	13,399
	Krung Thai Bank PCL
	(Foreign)	32,926,121	12,394
	PTT Aromatics &
	Refining PCL (Foreign)	12,898,111	10,907
*	TMB Bank PCL	198,721,944	8,183
	Glow Energy PCL
	(Foreign)	6,592,555	7,226
	Banpu PCL (Local)	367,400	7,197
	BEC World PCL (Foreign)	9,518,225	6,783
	Total Access
	Communication PCL
	(Local)	5,515,000	5,732
	Land and Houses PCL
	(Foreign)	33,755,247	5,408
	Total Access
	Communication PCL
	(Foreign)	2,158,391	2,243

Emerging Markets Stock Index Fund

			Market
			Value•
		Shares	($000)
	Bank of Ayudhya PLC
	(Local)	1,930,000	1,142
	PTT PCL	143,000	1,122
*	PTT Aromatics &
	Refining PCL	914,300	773
	IRPC PCL	4,041,000	545
	PTT Chemical PCL	170,400	535
*	Thai Oil PCL (Local)	345,200	494
	Advanced Info Service
	PCL (Local)	203,500	475
*	CP ALL PCL (Local)	297,000	253
	PTT Exploration and
	Production PCL (Local)	44,500	206
			564,188
Turkey (1.6%)
	Turkiye Garanti
	Bankasi AS	24,676,641	119,547
	Turkiye Is Bankasi	18,467,564	64,138
	Akbank TAS	11,815,806	59,331
	Turkcell Iletisim
	Hizmet AS	9,145,419	59,276
	Tupras Turkiye
	Petrol Rafine	1,505,734	33,476
	Turkiye Halk Bankasi AS	3,850,082	30,464
	Anadolu Efes Biracilik
	Ve Malt Sanayii AS	2,442,073	30,271
*	Yapi ve Kredi Bankasi AS	10,373,080	29,668
	Haci Omer Sabanci
	Holding AS (Bearer)	6,492,042	29,667
	BIM Birlesik
	Magazalar AS	467,253	26,117
	Turkiye Vakiflar
	Bankasi Tao	9,429,611	24,963
	Turk
	Telekomunikasyon AS	6,551,903	24,415
*	KOC Holding AS	6,187,077	23,940
*	Eregli Demir ve Celik
	Fabrikalari TAS	5,075,699	15,907
	Enka Insaat ve Sanayi AS	3,083,552	14,886
*	Asya Katilim Bankasi AS	5,239,709	13,832

			Market
			Value•
		Shares	($000)
	Turk Hava Yollari	3,444,859	11,387
	Coca-Cola Icecek AS	824,125	8,081
	Dogan Sirketler
	Grubu Holdings	10,479,085	7,831
*	Turk Sise ve Cam
	Fabrikalari AS	5,063,797	6,861
*	Haci Omer Sabanci
	Holding AS (Registered)	865,000	4,009
			638,067
	Total Common Stocks
	(Cost $31,495,192)		39,036,511
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
3,4	Vanguard Market Liquidity
	Fund, 0.212%	610,190,205	610,190

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
5,6	Fannie Mae Discount
	Notes, 0.300%, 9/15/10	1,000	999
5,6	Freddie Mac Discount
	Notes, 0.320%, 9/7/10	300	300
5,6	Freddie Mac Discount
	Notes, 0.320%, 9/20/10	3,100	3,096
			4,395
Total Temporary Cash Investments
	(Cost $614,585)		614,585
Total Investments (101.2%)
	(Cost $32,109,777)		39,651,096
Other Assets and Liabilities (-1.2%)
	Other Assets		166,214
	Liabilities[4]		(640,034)
			(473,820)
	Net Assets (100%)		39,177,276

Emerging Markets Stock Index Fund

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	33,933,114
Undistributed Net Investment Income	111,225
Accumulated Net Realized Losses	(2,410,483)
Unrealized Appreciation (Depreciation)
Investment Securities	7,541,319
Futures Contracts	(312)
Swap Contracts	1,657
Foreign Currencies	756
Net Assets	39,177,276

Investor Shares—Net Assets
Applicable to 317,588,632 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,451,570
Net Asset Value Per Share—
Investor Shares	$26.61

Admiral Shares—Net Assets
Applicable to 90,895,488 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,182,415
Net Asset Value Per Share—
Admiral Shares	$35.01

Amount
($000)
Signal Shares—Net Assets
Applicable to 16,909,564 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	569,545
Net Asset Value Per Share—
Signal Shares	$33.68

Institutional Shares—Net Assets
Applicable to 94,872,555 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,527,935
Net Asset Value Per Share—
Institutional Shares	$26.65

ETF Shares—Net Assets
Applicable to 580,422,714 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	24,445,811
Net Asset Value Per Share—
ETF Shares	$42.12

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $502,246,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent
99.9% and 1.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the value of this security represented 1.2% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $546,912,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $4,395,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Dividends[1]	280,544
Interest[2]	143
Security Lending	5,552
Total Income	286,239
Expenses
The Vanguard Group—Note B
Investment Advisory Services	888
Management and Administrative—Investor Shares	10,172
Management and Administrative—Admiral Shares	2,106
Management and Administrative—Signal Shares	350
Management and Administrative—Institutional Shares	721
Management and Administrative—ETF Shares	13,466
Marketing and Distribution—Investor Shares	938
Marketing and Distribution—Admiral Shares	226
Marketing and Distribution—Signal Shares	61
Marketing and Distribution—Institutional Shares	238
Marketing and Distribution—ETF Shares	2,484
Custodian Fees	9,310
Shareholders’ Reports—Investor Shares	57
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Signal Shares	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	182
Trustees’ Fees and Expenses	28
Total Expenses	41,231
Net Investment Income	245,008
Realized Net Gain (Loss)
Investment Securities Sold	(176,067)
Futures Contracts	4,286
Swap Contracts	(3,577)
Foreign Currencies	(12,505)
Realized Net Gain (Loss)	(187,863)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,640,498
Futures Contracts	2,564
Swap Contracts	6,261
Foreign Currencies	(283)
Change in Unrealized Appreciation (Depreciation)	3,649,040
Net Increase (Decrease) in Net Assets Resulting from Operations	3,706,185

1 Dividends are net of foreign withholding taxes of $30,263,000.
2 Interest income from an affiliated company of the fund was $133,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	245,008	378,503
Realized Net Gain (Loss)	(187,863)	(1,254,331)
Change in Unrealized Appreciation (Depreciation)	3,649,040	8,587,988
Net Increase (Decrease) in Net Assets Resulting from Operations	3,706,185	7,712,160
Distributions
Net Investment Income
Investor Shares	(92,803)	(231,087)
Admiral Shares	(38,489)	(69,431)
Signal Shares	(6,752)	(12,807)
Institutional Shares	(26,615)	(45,949)
ETF Shares	(258,615)	(251,740)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(423,274)	(611,014)
Capital Share Transactions
Investor Shares	612,566	(309,416)
Admiral Shares	202,300	333,668
Signal Shares	52,044	42,629
Institutional Shares	578,167	304,253
ETF Shares	7,021,063	7,449,732
Net Increase (Decrease) from Capital Share Transactions	8,466,140	7,820,866
Total Increase (Decrease)	11,749,051	14,922,012
Net Assets
Beginning of Period	27,428,225	12,506,213
End of Period[1]	39,177,276	27,428,225
1 Net Assets—End of Period includes undistributed net investment income of $111,225,000 and $301,998,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$23.90	$15.66	$36.78	$22.05	$16.91	$12.88
Investment Operations
Net Investment Income	.169[1]	.398[1]	.780	.604[1]	.396	.307
Net Realized and Unrealized Gain (Loss)
on Investments[2]	2.855	8.542	(21.313)	14.522	5.059	3.982
Total from Investment Operations	3.024	8.940	(20.533)	15.126	5.455	4.289
Distributions
Dividends from Net Investment Income	(.314)	(.700)	(.587)	(.396)	(.315)	(.259)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.314)	(.700)	(.587)	(.396)	(.315)	(.259)
Net Asset Value, End of Period	$26.61	$23.90	$15.66	$36.78	$22.05	$16.91

Total Return[3]	12.72%	60.07%	-56.66%	69.59%	32.55%	33.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,452	$7,024	$5,345	$14,150	$7,202	$4,937
Ratio of Total Expenses to
Average Net Assets	0.35%[4]	0.40%	0.32%	0.37%	0.42%	0.45%
Ratio of Net Investment Income to
Average Net Assets	1.35%[4]	2.16%	2.81%	2.24%	2.20%	2.48%
Portfolio Turnover Rate[5]	8%[4]	12%	20%	9%	26%	15%

1 Calculated based on average shares outstanding.
2 Includes increases from redemption fees of $.00, $.01, $.02, $.01, $.01, and $.00.
3 Total returns do not reflect the 0.50% (0.25% prior to October 30, 2009, 0.50% prior to June 26, 2008) transaction fee on purchases; the
2% fee assessed until March 23, 2005, on redemptions of shares held for less than two months; the 0.25% (0.50% prior to June 26, 2008)
fee on all other redemptions; or the account service fee that may be applicable to certain accounts with balanced below $10,000.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

	Six Months				June 23,
	Ended	Year Ended October 31,			2006[1] to
For a Share Outstanding	April 30,				Oct. 31,
Throughout Each Period	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$31.45	$20.63	$48.47	$29.03	$25.00
Investment Operations
Net Investment Income	.245[2]	.567[2]	1.079	.853[2]	.222
Net Realized and Unrealized Gain
(Loss) on Investments[3]	3.760	11.222	(28.099)	19.121	3.808
Total from Investment Operations	4.005	11.789	(27.020)	19.974	4.030
Distributions
Dividends from Net Investment Income	(.445)	(.969)	(.820)	(.534)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.445)	(.969)	(.820)	(.534)	—
Net Asset Value, End of Period	$35.01	$31.45	$20.63	$48.47	$29.03

Total Return[4]	12.80%	60.29%	-56.63%	69.82%	16.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,182	$2,674	$1,508	$3,514	$1,491
Ratio of Total Expenses to Average Net Assets	0.22%[5]	0.27%	0.20%	0.25%	0.30%[5]
Ratio of Net Investment Income to
Average Net Assets	1.48%[5]	2.29%	2.93%	2.36%	2.32%[5]
Portfolio Turnover Rate[6]	8%[5]	12%	20%	9%	26%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from redemption fees of $.00, $.01, $.03, $.01, and $.01.
4 Total returns do not reflect the 0.50% (0.25% prior to October 30, 2009, 0.50% prior to June 26, 2008) transaction fee on purchases or the 0.25% (0.50% prior to June 26, 2008) transaction fee on redemptions.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Signal Shares

	Six Months			Jan. 19,
	Ended	Year Ended		2007[1] to
	April 30,	October 31,		Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$30.26	$19.85	$46.61	$30.38
Investment Operations
Net Investment Income	.237[2]	.553[2]	1.029	.580[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	3.611	10.795	(27.029)	15.650
Total from Investment Operations	3.848	11.348	(26.000)	16.230
Distributions
Dividends from Net Investment Income	(.428)	(.938)	(.760)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.428)	(.938)	(.760)	—
Net Asset Value, End of Period	$33.68	$30.26	$19.85	$46.61

Total Return[4]	12.79%	60.33%	-56.64%	53.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$570	$463	$266	$385
Ratio of Total Expenses to Average Net Assets	0.22%[5]	0.27%	0.20%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	1.48%[5]	2.29%	2.93%	2.36%[5]
Portfolio Turnover Rate[6]	8%[5]	12%	20%	9%

1 Inception.
2 Calculated based on average shares outstanding.
3 Includes increases from redemption fees of $.00, $.01, $.02, and $.00.
4 Total returns do not reflect the 0.50% (0.25% prior to October 30, 2009, 0.50% prior to June 26, 2008) transaction fee on purchases or the
0.25% (0.50% prior to June 26, 2008) transaction fee on redemptions.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	April 30,	Year Ended October 31,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$23.94	$15.71	$36.90	$22.11	$16.95	$12.90
Investment Operations
Net Investment Income	.199[1]	.437[1]	.835	.686[1]	.443	.344
Net Realized and Unrealized Gain (Loss)
on Investments[2]	2.860	8.547	(21.393)	14.533	5.059	3.982
Total from Investment Operations	3.059	8.984	(20.558)	15.219	5.502	4.326
Distributions
Dividends from Net Investment Income	(.349)	(.754)	(.632)	(.429)	(.342)	(.276)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.349)	(.754)	(.632)	(.429)	(.342)	(.276)
Net Asset Value, End of Period	$26.65	$23.94	$15.71	$36.90	$22.11	$16.95

Total Return[3]	12.85%	60.41%	-56.61%	69.90%	32.78%	33.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,528	$1,731	$887	$1,463	$559	$468
Ratio of Total Expenses to
Average Net Assets	0.15%[4]	0.23%	0.15%	0.20%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.55%[4]	2.33%	2.98%	2.41%	2.37%	2.64%
Portfolio Turnover Rate[5]	8%[4]	12%	20%	9%	26%	15%

1 Calculated based on average shares outstanding.
2 Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.01, and $.00.
3 Total returns do not reflect the 0.50% (0.25% prior to October 30, 2009, 0.50% prior to June 26, 2008) transaction fee on purchases; the
2% fee assessed until March 23, 2005, on redemptions of shares held for less than two months; or the 0.25% (0.50% prior to June 26,
2008) fee on all other redemptions.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Financial Highlights

ETF Shares

	Six Months					March 4,
	Ended	Year Ended October 31,				2005[1] to
For a Share Outstanding	April 30,					Oct. 31,
Throughout Each Period	2010	2009	2008[2]	2007[2]	2006[2]	2005[2]
Net Asset Value, Beginning of Period	$37.84	$24.83	$58.31	$34.96	$26.81	$25.28
Investment Operations
Net Investment Income	.304[3]	.668[3]	1.303	1.065[3]	.667	.435
Net Realized and Unrealized Gain (Loss)
on Investments[4]	4.521	13.520	(33.798)	22.955	8.022	1.095
Total from Investment Operations	4.825	14.188	(32.495)	24.020	8.689	1.530
Distributions
Dividends from Net Investment Income	(.545)	(1.178)	(.985)	(.670)	(.539)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.545)	(1.178)	(.985)	(.670)	(.539)	—
Net Asset Value, End of Period	$42.12	$37.84	$24.83	$58.31	$34.96	$26.81

Total Return	12.81%	60.28%	-56.62%	69.78%	32.74%	6.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,446	$15,537	$4,500	$6,275	$1,582	$375
Ratio of Total Expenses to
Average Net Assets	0.22%[5]	0.27%	0.20%	0.25%	0.30%	0.30%[5]
Ratio of Net Investment Income to
Average Net Assets	1.48%[5]	2.29%	2.93%	2.36%	2.32%	2.59%[5]
Portfolio Turnover Rate[6]	8%[5]	12%	20%	9%	26%	15%

1 Inception.
2 Adjusted to reflect a 2-for-1 share split as of the close of business on June 13, 2008.
3 Calculated based on average shares outstanding.
4 Includes increases from redemption fees of $.00, $.01, $.02, $.03, $.03, and $.00.
5 Annualized.
6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be

Emerging Markets Stock Index Fund

priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund’s target index. Investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread, which is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Emerging Markets Stock Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $7,027,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 2.81% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	8,961,139	----	----
Common Stocks--Other	1,580,817	28,494,555	----
Temporary Cash Investments	610,190	4,395	----
Futures Contracts—Liabilities[1]	(108)	----	----
Swap Contracts—Assets	----	1,657	----
Total	11,152,038	28,500,607	----
1 Represents variation margin on the last day of the reporting period.

Emerging Markets Stock Index Fund

D. At April 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Taiwan Index	May 2010	2,700	77,085	(312)

At April 30, 2010, the fund had the following open swap contracts:

Total Return Swaps
					Unrealized
			Notional	Interest	Appreciation
	Termination		Amount	Rate	(Depreciation)
Reference Entitiy	Date	Counterparty[1]	($000)	Received[2]	($000)
Redecard SA	June 11, 2010	MSCS	8,710	8.80%	852
Redecard SA	June 11, 2010	MSCS	8,132	8.80%	805
					1,657

1 MSCS—Morgan Stanley Capital Services.
2 The contract provides that the fund will receive payment of a 9.00% fixed interest rate, less a 0.20% spread based on the one-month federal funds rate as of April 30, 2010.

At April 30, 2010, the counterparty had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2010, the fund realized net foreign currency losses of $12,505,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2010, was $17,309,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

Emerging Markets Stock Index Fund

The fund’s realized losses for the six months ended April 30, 2010, include $2,000 of capital gain tax paid on sales of Peruvian securities. This tax is treated as a decrease to taxable income; accordingly, this amount has been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $2,235,121,000 to offset future net capital gains of $15,143,000 through October 31, 2012, $167,331,000 through October 31, 2014, $460,853,000 through October 31, 2016, and $1,591,794,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2010, the cost of investment securities for tax purposes was $32,127,086,000. Net unrealized appreciation of investment securities for tax purposes was $7,524,010,000, consisting of unrealized gains of $9,000,366,000 on securities that had risen in value since their purchase and $1,476,356,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2010, the fund purchased $9,531,263,000 of investment securities and sold $1,317,175,000 of investment securities, other than temporary cash investments.

Emerging Markets Stock Index Fund

G. Capital share transactions for each class of shares were:
	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,303,742	50,613	1,853,897	96,420
Issued in Lieu of Cash Distributions	88,602	3,492	223,214	15,577
Redeemed[1]	(779,778)	(30,405)	(2,386,527)	(159,509)
Net Increase (Decrease)—Investor Shares	612,566	23,700	(309,416)	(47,512)
Admiral Shares
Issued	438,362	12,901	639,959	25,023
Issued in Lieu of Cash Distributions	33,550	1,006	60,382	3,205
Redeemed[1]	(269,612)	(8,009)	(366,673)	(16,316)
Net Increase (Decrease)—Admiral Shares	202,300	5,898	333,668	11,912
Signal Shares
Issued	108,370	3,336	154,975	6,912
Issued in Lieu of Cash Distributions	5,772	180	11,476	633
Redeemed[1]	(62,098)	(1,916)	(123,822)	(5,646)
Net Increase (Decrease)—Signal Shares	52,044	1,600	42,629	1,899
Institutional Shares
Issued	632,799	24,734	554,729	28,701
Issued in Lieu of Cash Distributions	16,645	656	28,341	1,978
Redeemed[1]	(71,277)	(2,803)	(278,817)	(14,848)
Net Increase (Decrease)—Institutional Shares	578,167	22,587	304,253	15,831
ETF Shares
Issued	7,021,063	169,864	7,505,813	231,324
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(56,081)	(2,000)
Net Increase (Decrease)—ETF Shares	7,021,063	169,864	7,449,732	229,324
1 Net of redemption fees for fiscal 2010 and 2009 of $2,223,000 and $5,687,000, respectively (fund totals).

H. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2009	4/30/2010	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,000.46	$1.29
Admiral Shares	1,000.00	1,001.08	0.69
Signal Shares	1,000.00	1,001.10	0.69
Institutional Shares	1,000.00	1,001.05	0.50
ETF Shares	1,000.00	1,001.17	0.69
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,088.48	$1.35
Admiral Shares	1,000.00	1,088.29	0.72
Signal Shares	1,000.00	1,088.02	0.72
Institutional Shares	1,000.00	1,088.69	0.52
ETF Shares	1,000.00	1,088.13	0.72
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,127.17	$1.85
Admiral Shares	1,000.00	1,128.04	1.16
Signal Shares	1,000.00	1,127.87	1.16
Institutional Shares	1,000.00	1,128.51	0.79
ETF Shares	1,000.00	1,128.08	1.16

Six Months Ended April 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2009	4/30/2010	Period
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.10	0.70
Signal Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.30	0.50
ETF Shares	1,000.00	1,024.10	0.70
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.51	$1.30
Admiral Shares	1,000.00	1,024.10	0.70
Signal Shares	1,000.00	1,024.10	0.70
Institutional Shares	1,000.00	1,024.30	0.50
ETF Shares	1,000.00	1,024.10	0.70
Emerging Markets Stock Index Fund
Investor Shares	$1,000.00	$1,023.06	$1.76
Admiral Shares	1,000.00	1,023.70	1.10
Signal Shares	1,000.00	1,023.70	1.10
Institutional Shares	1,000.00	1,024.05	0.75
ETF Shares	1,000.00	1,023.70	1.10

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, 0.10% for Institutional Shares, and 0.14% for ETF Shares; and for the Emerging Markets Stock Index Fund, 0.35% for Investor Shares, 0.22% for Admiral Shares, 0.22% for Signal Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard European, Pacific, and Emerging Markets Stock Index Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the European, Pacific, and Emerging Markets Stock Index Funds over both the short and long term, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of the European, Pacific, and Emerging Markets Stock Index Funds, including any periods of outperformance or underperformance of each fund’s target index and peer group. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q722 062010

Vanguard Total World Stock Index Fund
Semiannual Report
April 30, 2010

> For the six months ended April 30, 2010, Vanguard Total World Stock Index Fund returned nearly 10%, as the economic recovery seemed to gather steam.

> The fund’s return was in line with that of its target index and a step behind the average return of its peer group.

> North American stocks rallied, but European markets struggled as the Greek debt crisis reverberated across the continent.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	50
Trustees Approve Advisory Arrangement.	52
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of  course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended April 30, 2010
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	9.80%
Institutional Shares	9.95
ETF Shares
Market Price	9.90
Net Asset Value	9.93
FTSE All-World Index	9.89
Global Funds Average	10.04

Global Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available for a minimum investment of $5 million. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Your Fund’s Performance at a Glance
October 31, 2009 , Through April 30, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total World Stock Index Fund
Investor Shares	$16.66	$18.04	$0.245	$0.000
Institutional Shares	83.54	90.46	1.351	0.000
ETF Shares	40.88	44.26	0.662	0.000

Index returns are adjusted for withholding taxes applicable to U.S.- based mutual funds organized as Delaware statutory trusts.

1

Chairman’s Letter

Dear Shareholder,

Vanguard Total World Stock Index Fund posted a strong six-month performance, returning nearly 10% as global markets enjoyed solid gains despite a tough patch early in 2010. The fund’s performance closely tracked that of its target index, the FTSE All-World Index.

Four of the ten industry sectors in the fund generated double-digit returns. Among regions, North American stocks and emerging market holdings were the standouts. Asian markets turned in weaker performance, and returns were nearly nonexistent in Europe.

U.S. stocks extended their rally as global markets cooled
Despite a few minor setbacks, U.S. stocks continued to climb during much of the six months ended April 30. The broad U.S. stock market ended the period up about 18%. Since scraping bottom in March 2009, U.S. equities have rebounded dramatically, returning more than 80%.

International stocks considerably lagged U.S. stocks, but still ended the half-year in positive territory. In Europe, Greece’s financial woes continued to make headlines, precipitating unusual market volatility that continued after the close of the fiscal period. In Asia, concern about economic frothiness in China hindered the region’s results. Emerging market stocks, which made a quick and substantial recovery from the global financial crisis, continued to outperform those in developed markets.

2

Corporate bonds remained attractive to investors
The broad U.S. taxable bond market returned about 3% for the period as investors continued to favor higher-risk corporate bonds over U.S. government issues. The broad municipal bond market posted strong results, returning almost 4%. The yields of longer-term Treasury bonds rose during the six months, while those of the shortest-term securities remained around 0%.

The Federal Reserve Board has kept its target for short-term interest rates unchanged at 0% to 0.25% since December 2008. The Fed’s April statement noted economic improvements, but said officials still thought that “economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” The Fed has, however, begun to wind down credit programs established during the financial crisis.

North America powered the fund to its solid six-month return
The stock markets in the United States and Canada, representing nearly half of the fund’s total assets, were the biggest drivers of its performance for the six-month period. These North American holdings produced returns in the high teens, contributing more than 7 percentage points to the fund’s overall return of roughly 10%. Emerging markets also generated solid gains, while European stocks, which

Market Barometer
			Total Returns
		Periods Ended April 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	16.77%	40.21%	3.07%
Russell 2000 Index (Small-caps)	28.17	48.95	5.74
Dow Jones U.S. Total Stock Market Index	17.91	41.12	3.73
MSCI All Country World Index ex USA (International)	5.95	40.97	6.94

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	2.54%	8.30%	5.38%
Barclays Capital Municipal Bond Index	3.68	8.85	4.51
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.12	2.72

CPI
Consumer Price Index	0.85%	2.24%	2.30%

3

account for about one-quarter of the fund’s assets, delivered flat performance because of the spreading concerns generated by Greece’s financial predicament.

The U.S. market, the fund’s largest country weighting at more than 40% of assets, climbed as evidence of an economic recovery mounted, although the job market remained weak. In Europe, sovereign-debt worries in some of the region’s smaller economies contributed to a sense of unease that restrained the returns of its largest markets, such as the United Kingdom and Germany.

The Japanese market, which had the second-largest weighting in the fund at the end of April, delivered an 8% return. Japanese stocks benefited from a weak- ening of the yen earlier this year that gave a boost to exporters. Chinese stocks posted modest returns as that nation’s central bank demonstrated concern about inflation by tightening monetary policy. But other emerging markets, such as South Korea and India, produced returns topping 20%, thanks to the strengthening global economy.

The information technology, industrial, and consumer discretionary sectors, each accounting for roughly 10% of the fund’s assets, posted returns in the high teens as the outlook for both corporate and consumer spending brightened. Materials stocks generated a return of nearly 15%, thanks to rising prices for commodities such as gold and platinum.

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.50%	0.25%	0.30%	1.49%

The fund expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the fund’s annualized expense ratios were 0.48% for Investor Shares, 0.23% for Institutional Shares, and 0.27% for ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2009.

Peer group: Global Funds.

4

But financial stocks, the largest sector weighting at more than 20% of the portfolio, were weak performers. While U.S. diversified banks and regional banks performed well, shares of many European banks were depressed by intensifying concerns about those institutions’ exposure to the debt problems of Greece, Portugal, and Spain, among others. And energy holdings, the third-largest sector weighting for the fund, produced just low single-digit returns. Many integrated oil and gas companies performed poorly, in part because of concerns about the profitability of their refining operations.

Enduring principles for an unsettled period
During the past two years, the financial crisis and the worldwide economic slowdown have led to considerable volatility for equities around the globe. Despite the tumult, it is clear that investing for the long term remains the best strategy for most of us, a reality vividly illustrated by most stock markets’ swift and powerful recovery from their frightening fall in late 2008.

Challenges remain, of course, as the stock market’s wild swings in the weeks after the close of the fiscal period demonstrate, but a sound approach to this uncertainty remains, as always, a diversified, well-balanced portfolio that is designed to match your risk profile and time horizon. Vanguard Total World Stock Index Fund can be a core asset in that strategy, thanks to its broad diversification and low costs.

On another matter, I would like to inform you that as of January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor.

Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 14, 2010

Total World Stock Index Fund

Fund Profile
As of April 30, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VTWIX	VT
Expense Ratio[1]	0.50%	0.25%	0.30%

Portfolio Characteristics
		FTSE
		All-World
	Fund	Index
Number of Stocks	2,739	2,744
Median Market Cap	$33.1B	$33.2B
Price/Earnings Ratio	21.2x	21.4x
Price/Book Ratio	1.9x	1.9x
Return on Equity	19.5%	19.3%
Earnings Growth Rate	6.3%	6.3%
Dividend Yield	2.3%	2.3%
Turnover Rate
(Annualized)	12%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	Index
Consumer Discretionary	9.6%	9.5%
Consumer Staples	9.5	9.5
Energy	10.8	10.9
Financials	22.0	22.1
Health Care	8.2	8.2
Industrials	10.7	10.6
Information Technology	12.3	12.2
Materials	8.3	8.3
Telecommunication
Services	4.6	4.6
Utilities	4.0	4.1

Ten Largest Holdings (% of total net assets)
Exxon Mobil Corp.	Integrated Oil &
	Gas	1.2%
Microsoft Corp.	Systems Software	1.0
Apple Inc.	Computer
	Hardware	0.9
General Electric Co.	Industrial
	Conglomerates	0.7
Royal Dutch Shell PLC	Integrated Oil &
	Gas	0.7
BHP Billiton	Diversified Metals
	& Mining	0.7
Procter & Gamble Co.	Household
	Products	0.7
Nestle SA	Packaged Foods &
	Meats	0.7
Johnson & Johnson	Pharmaceuticals	0.7
Bank of America Corp.	Diversified Financial
	Services	0.7
Top Ten		8.0%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratios were 0.48% for Investor Shares, 0.23% for Institutional Shares, and 0.27% for ETF Shares.

6

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	Index
Europe
United Kingdom	8.1%	8.1%
France	4.3	4.1
Germany	3.1	3.1
Switzerland	2.9	2.9
Spain	1.6	1.6
Italy	1.3	1.3
Sweden	1.1	1.1
Netherlands	1.0	1.2
Other	2.2	2.2
Subtotal	25.6%	25.6%
Pacific
Japan	8.3%	8.4%
Australia	3.4	3.5
Hong Kong	1.2	1.5
Other	0.8	0.8
Subtotal	13.7%	14.2%
Emerging Markets
China	2.4%	2.1%
Brazil	2.2	2.2
South Korea	2.0	2.0
Taiwan	1.5	1.4
India	1.4	1.4
South Africa	1.1	1.1
Other	3.9	3.9
Subtotal	14.5%	14.1%
North America
United States	42.5%	42.4%
Canada	3.7	3.7
Subtotal	46.2%	46.1%

The fund and index weightings in China and Hong Kong vary as a result of differences in the classification of Hong Kong-based companies.

7

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): June 26, 2008, Through April 30, 2010

Note: For 2010, performance data reflect the six months ended April 30, 2010.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	6/26/2008	55.55%	-4.53%
Fee-Adjusted Returns		55.16	-4.66
Institutional Shares	10/9/2008	55.99	24.84
Fee-Adjusted Returns		55.60	24.63
ETF Shares	6/24/2008
Market Price		56.11	-5.00
Net Asset Value		55.94	-5.14

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Fee-adjusted returns reflect the 0.25% transaction fee on purchases but not the 2% fee on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

8

Total World Stock Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.7%)
Argentina (0.0%)
Petrobras Energia
Participaciones SA ADR	2,198	36

Australia (3.4%)
BHP Billiton Ltd.	113,495	4,149
Commonwealth
Bank of Australia	51,947	2,779
Westpac Banking Corp.	100,516	2,505
Australia & New Zealand
Banking Group Ltd.	85,923	1,903
National Australia Bank Ltd.	71,766	1,834
Woolworths Ltd.	42,360	1,058
Rio Tinto Ltd.	16,035	1,048
Westfield Group	75,676	894
Wesfarmers Ltd.	32,999	885
Woodside Petroleum Ltd.	19,635	814
QBE Insurance Group Ltd.	35,510	688
CSL Ltd.	19,805	592
Macquarie Group Ltd.	11,420	521
Newcrest Mining Ltd.	16,715	505
Origin Energy Ltd.	32,915	495
Telstra Corp. Ltd.	151,798	445
AMP Ltd.	71,405	410
Brambles Ltd.	56,771	377
* Fortescue Metals Group Ltd.	88,266	367
Suncorp-Metway Ltd.	44,297	366
Santos Ltd.	27,800	353
Orica Ltd.	13,950	338
Foster’s Group Ltd.	62,205	312
AXA Asia Pacific
Holdings Ltd.	54,587	310
Stockland	81,482	297
Lihir Gold Ltd.	83,035	293
Computershare Ltd.	24,190	263
Oil Search Ltd.	46,963	244
Insurance Australia Group Ltd.	66,738	235
Amcor Ltd.	37,134	225
OneSteel Ltd.	68,869	221
WorleyParsons Ltd.	9,049	221

			Market
			Value•
		Shares	($000)
	Leighton Holdings Ltd.	6,545	221
	Transurban Group	44,708	210
	AGL Energy Ltd.	14,419	200
	Incitec Pivot Ltd.	66,020	195
	Wesfarmers Ltd. Price
	Protected Shares	6,977	187
	Coca-Cola Amatil Ltd.	17,929	185
	ASX Ltd.	6,018	182
	Sonic Healthcare Ltd.	13,677	174
	GPT Group	325,220	174
	BlueScope Steel Ltd.	68,012	163
	Alumina Ltd.	102,682	145
	Lend Lease Group	18,220	143
	Mirvac Group	107,833	138
	TABCORP Holdings Ltd.	21,163	134
	Crown Ltd.	17,087	129
	Toll Holdings Ltd.	19,709	129
	Cochlear Ltd.	1,858	127
*	Asciano Group	80,320	125
^	Perpetual Ltd.	3,917	124
	Sims Metal Management Ltd.	6,492	122
	CFS Retail Property Trust	64,926	114
	Dexus Property Group	153,558	114
	Boral Ltd.	20,120	109
	Bendigo and
	Adelaide Bank Ltd.	11,810	107
*	OZ Minerals Ltd.	101,412	107
	Goodman Group	162,253	105
*	Qantas Airways Ltd.	37,665	98
	Bank of Queensland Ltd.	6,984	81
	Tatts Group Ltd.	33,877	77
	Metcash Ltd.	20,332	76
*	Paladin Energy Ltd.	20,151	73
	MAp Group	25,264	72
	Harvey Norman Holdings Ltd.	22,440	70
*	James Hardie Industries SE	9,962	70
	Aristocrat Leisure Ltd.	17,415	68
	Intoll Group	59,785	62
*	Ten Network Holdings Ltd.	34,205	57
	CSR Ltd.	35,400	56
	Goodman Fielder Ltd.	33,508	45

9

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Aquila Resources Ltd.	4,519	42
	Flight Centre Ltd.	2,301	42
	Challenger Financial
	Services Group Ltd.	10,934	41
	Downer EDI Ltd.	6,330	40
*	Iluka Resources Ltd.	9,367	40
	Adelaide Brighton Ltd.	14,606	39
	Billabong International Ltd.	3,535	37
^	Nufarm Ltd.	4,786	34
	Consolidated Media
	Holdings Ltd.	11,572	33
	Energy Resources
	of Australia Ltd.	2,196	32
	SP AusNet	38,822	32
	Fairfax Media Ltd.	19,902	31
	Commonwealth
	Property Office Fund	32,465	28
	IOOF Holdings Ltd.	4,540	27
	Ansell Ltd.	2,224	26
	New Hope Corp. Ltd.	4,725	21
	Charter Hall Office REIT	75,546	21
	Caltex Australia Ltd.	1,939	21
*	Australand Property Group	5,249	14
*	Macquarie Atlas Roads Group	11,957	11
	Envestra Ltd.	20,533	10
	West Australian Newspapers
	Holdings Ltd.	1,314	10
	Corporate Express
	Australia Ltd.	1,728	9
	GWA International Ltd.	2,486	7
	Tower Australia Group Ltd.	2,952	7
	APN News & Media Ltd.	2,880	6
	Spotless Group Ltd.	2,468	6
	Gunns Ltd.	6,004	3
*	AWB Ltd.	2,528	2
	Sigma Pharmaceuticals Ltd.	4,135	2
*	Elders Ltd.	247	—
			31,389
Austria (0.2%)
	Erste Group Bank AG	9,812	436
	Voestalpine AG	7,084	263
	OMV AG	5,423	194
*	IMMOFINANZ AG	34,882	149
	Telekom Austria AG	10,977	146
	Vienna Insurance Group	1,514	74
	Raiffeisen International
	Bank Holding AG	1,315	64
	Verbund - Oesterreichische
	Elektrizitaetswirtschafts
	AG Class A	1,653	61
	EVN AG	1,581	26
	Strabag SE	916	24
			1,437
Belgium (0.4%)
	Anheuser-Busch InBev NV	26,345	1,278
	Delhaize Group SA	5,360	443

			Market
			Value•
		Shares	($000)
*	KBC Groep NV	5,605	251
*	Ageas	74,823	230
	Umicore	6,217	228
	Groupe Bruxelles Lambert SA	2,257	191
*	Dexia SA	33,140	179
^	Belgacom SA	4,922	173
^	UCB SA	3,696	143
	Solvay SA Class A	1,176	112
	Colruyt SA	280	69
	Cie Nationale a Portefeuille	654	34
	Mobistar SA	131	8
			3,339
Brazil (2.2%)
	Petroleo Brasileiro
	SA ADR Type A	49,496	1,878
	Vale SA Class B Pfd. ADR	66,583	1,792
	Vale SA Class B ADR	57,854	1,772
	Itau Unibanco
	Holding SA ADR	77,101	1,672
	Petroleo Brasileiro SA ADR	32,812	1,392
	Banco Bradesco SA ADR	58,199	1,084
	Cia Siderurgica
	Nacional SA ADR	41,910	782
	Investimentos Itau
	SA Prior Pfd.	92,066	636
	Cia de Bebidas das
	Americas ADR	6,310	617
	Petroleo Brasileiro
	SA Prior Pfd.	25,537	481
	BM&FBOVESPA SA	71,150	469
	Banco do Brasil SA	26,900	464
	BRF - Brasil Foods SA	30,524	399
	Petroleo Brasileiro SA	18,800	397
	Gerdau SA ADR	22,799	374
	Natura Cosmeticos SA	13,600	289
	Redecard SA	16,088	267
	Usinas Siderurgicas de
	Minas Gerais SA Prior Pfd.	8,000	261
	Vale SA Prior Pfd.	9,400	252
	Cia de Concessoes
	Rodoviarias	10,500	242
	Banco Santander Brasil SA	18,200	211
	OGX Petroleo e Gas
	Participacoes SA	20,800	208
	All America Latina
	Logistica SA	21,900	196
	Metalurgica Gerdau
	SA Class A	9,500	187
	Cielo SA	18,889	182
	Bradespar SA Prior Pfd.	7,900	181
	Cia Energetica de
	Minas Gerais ADR	10,615	171
	Cia Brasileira de
	Distribuicao Grupo Pao
	de Acucar Prior Pfd.	4,909	167

10

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Ultrapar Participacoes
	SA Prior Pfd.	2,968	140
	Tim Participacoes SA ADR	5,313	138
	Tele Norte Leste
	Participacoes SA ADR	9,170	136
	Centrais Eletricas
	Brasileiras SA	9,500	135
	Cyrela Brazil Realty SA	10,998	132
	Vale SA	4,100	125
*	Hypermarcas SA	9,112	125
	Souza Cruz SA	3,200	124
	Empresa Brasileira de
	Aeronautica SA ADR	5,032	121
	Cia de Bebidas das Americas	1,338	113
	Usinas Siderurgicas
	de Minas Gerais SA	3,500	111
	Weg SA	10,647	109
	Vivo Participacoes
	SA Prior Pfd.	3,600	95
*	NET Servicos de
	Comunicacao SA Prior Pfd.	7,900	93
	Tractebel Energia SA	6,800	87
*	Global Village Telecom
	Holding SA	2,485	82
	Cia Paranaense de
	Energia Prior Pfd.	3,000	61
	Lojas Americanas
	SA Prior Pfd.	8,000	59
	Suzano Papel e
	Celulose SA Prior Pfd.	4,427	56
	Brasil Telecom SA ADR	2,810	53
	JBS SA	10,598	51
	Klabin SA Prior Pfd.	16,000	50
	Porto Seguro SA	4,572	47
	Tam SA Prior Pfd.	2,669	47
	Cia Energetica de
	Sao Paulo Prior Pfd.	3,185	46
	Gerdau SA	3,700	46
	Brasil Telecom SA Prior Pfd.	7,000	44
	Cia Energetica de
	Minas Gerais Prior Pfd.	2,750	44
	Braskem SA	6,000	43
	Eletropaulo Metropolitana
	Eletricidade de Sao Paulo
	SA Prior Pfd.	1,908	42
	EDP - Energias do Brasil SA	2,200	42
*	Tim Participacoes SA	11,000	38
*	Fertilizantes Fosfatados
	SA Prior Pfd.	3,692	34
	AES Tiete SA Prior Pfd.	3,000	34
	B2W Cia Global Do Varejo	1,444	32
	Light SA	1,973	27
	Telemar Norte Leste
	SA Prior Pfd.	1,000	26
	Telecomunicacoes de
	Sao Paulo SA Prior Pfd.	1,300	25

			Market
			Value•
		Shares	($000)
*	Brasil Telecom SA ADR	3,052	24
	Cia de Gas de Sao
	Paulo Prior Pfd.	1,000	20
	Cia de Saneamento Basico
	do Estado de Sao Paulo	1,000	19
	Cia de Transmissao de Energia
	Electrica Paulista Prior Pfd.	673	18
	Tele Norte Leste
	Participacoes SA	1,000	18
*	Cosan SA Industria
	e Comercio	1,000	13
	AES Tiete SA	1,149	12
	CPFL Energia SA	400	8
	Cia Energetica de
	Minas Gerais	628	8
	Telecomunicacoes
	de Sao Paulo SA	300	5
			19,981
Canada (3.7%)
	Royal Bank of Canada	47,500	2,880
	Toronto-Dominion Bank	28,900	2,148
	Suncor Energy Inc.	52,412	1,793
	Bank of Nova Scotia	34,860	1,777
	Barrick Gold Corp.	32,930	1,436
	Canadian Natural
	Resources Ltd.	18,330	1,412
*	Research In Motion Ltd.	18,522	1,320
	Bank of Montreal	18,828	1,169
	Goldcorp Inc.	24,955	1,079
	Potash Corp. of
	Saskatchewan Inc.	9,670	1,068
	Canadian Imperial
	Bank of Commerce	14,200	1,042
	Manulife Financial Corp.	57,150	1,031
	Canadian National Railway Co.	15,900	952
*	Teck Resources Ltd. Class B	21,100	829
	TransCanada Corp.	23,450	827
	EnCana Corp.	24,900	824
	Cenovus Energy Inc.	25,974	764
	Sun Life Financial Inc.	21,800	641
	Enbridge Inc.	12,090	587
	Rogers Communications Inc.
	Class B	16,300	581
	Talisman Energy Inc.	33,400	569
	Brookfield Asset
	Management Inc. Class A	20,900	530
	Imperial Oil Ltd.	11,790	495
	Thomson Reuters Corp.	13,301	479
	Kinross Gold Corp.	24,500	468
	Nexen Inc.	18,756	456
	Canadian Pacific Railway Ltd.	7,044	415
	Agrium Inc.	6,600	412
	Power Corp. of Canada	13,090	363
	Cameco Corp.	14,100	348
	National Bank of Canada	5,630	344
	Agnico-Eagle Mines Ltd.	4,959	315

11

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Power Financial Corp.	9,860	299
	Bombardier Inc.	53,900	281
	Fairfax Financial Holdings Ltd. 700		265
	BCE Inc.	8,700	261
*	Magna International Inc.
	Class A	3,930	258
	Husky Energy Inc.	8,560	242
	Shoppers Drug Mart Corp.	6,960	241
	Great-West Lifeco Inc.	8,600	233
	Yamana Gold Inc.	21,300	233
	Shaw Communications Inc.
	Class B	11,920	224
	SNC-Lavalin Group Inc.	4,300	214
	Brookfield Properties Corp.	13,200	213
	IGM Financial Inc.	4,600	191
	Canadian Utilities Ltd.
	Class A	4,000	179
	Canadian Tire Corp. Ltd.
	Class A	2,700	149
	TransAlta Corp.	7,160	147
	George Weston Ltd.	1,700	122
*	CGI Group Inc. Class A	7,950	118
	Saputo Inc.	3,700	104
	Loblaw Cos. Ltd.	2,800	103
	Finning International Inc.	3,500	68
	TELUS Corp.	1,400	52
	TELUS Corp. Class A	1,100	39
	Bombardier Inc. Class A	415	2
			33,592
Chile (0.2%)
	Empresas COPEC SA	18,171	291
	Empresa Nacional de
	Electricidad SA ADR	6,104	283
	SACI Falabella	30,455	193
	CAP SA	4,003	129
	Sociedad Quimica y
	Minera de Chile SA ADR	3,477	125
	Enersis SA ADR	6,025	120
	Centros Comerciales
	Sudamericanos SA	23,501	96
	Banco Santander Chile ADR	1,442	95
	Banco de Chile	895,678	93
	Lan Airlines SA	2,800	53
	Enersis SA	114,300	46
	Colbun SA	177,600	45
	ENTEL Chile SA	2,800	40
	Cia Cervecerias Unidas SA	4,054	35
	AES Gener SA	46,956	21
	Sociedad Quimica y Minera
	de Chile SA Class B	353	13
	Corpbanca SA	1,282,436	12
	Banco Santander Chile	145,800	9
	Embotelladora Andina
	SA Prior Pfd.	2,300	8
			1,707

			Market
			Value•
		Shares	($000)
China (2.4%)
	China Mobile Ltd.	204,000	1,997
	China Construction
	Bank Corp.	2,423,000	1,968
	Industrial & Commercial
	Bank of China	2,091,000	1,524
	China Life
	Insurance Co. Ltd.	249,000	1,147
	CNOOC Ltd.	619,000	1,089
	Bank of China Ltd.	1,974,000	1,016
	PetroChina Co. Ltd.	748,000	861
	Ping An Insurance
	Group Co. of China Ltd.	63,500	544
	China Petroleum &
	Chemical Corp.	666,000	534
	Tencent Holdings Ltd.	25,200	521
	China Shenhua
	Energy Co. Ltd.	112,500	483
	China Merchants
	Bank Co. Ltd.	164,331	403
	China Unicom
	Hong Kong Ltd.	292,770	365
	Bank of
	Communications Co. Ltd.	312,000	355
	China Telecom Corp. Ltd.	682,000	313
	China Overseas Land &
	Investment Ltd.	140,480	273
	Hengan International
	Group Co. Ltd.	31,500	242
	China Coal Energy Co.	146,000	220
	China Communications
	Construction Co. Ltd.	231,000	218
*,^	Aluminum Corp.
	of China Ltd.	224,000	217
^	Byd Co. Ltd.	24,000	213
	China Citic Bank Corp. Ltd.	321,509	211
	Tingyi Cayman Islands
	Holding Corp.	78,000	194
	Zijin Mining Group Co. Ltd.	248,000	193
	Yanzhou Coal Mining Co. Ltd.	64,000	178
	Lenovo Group Ltd.	216,000	159
	China Shipping
	Development Co. Ltd.	102,000	152
	China Resources
	Enterprise Ltd.	42,000	148
	China Merchants Holdings
	International Co. Ltd.	42,000	146
	Weiqiao Textile Co.	195,500	144
	Inner Mongolia Yitai
	Coal Co. Class B	25,400	140
*	China Mengniu Dairy Co. Ltd.	45,000	135
	Want Want China
	Holdings Ltd.	175,000	131
	China Yurun Food Group Ltd.	43,000	130
	Dongfeng Motor
	Group Co. Ltd.	90,000	128

12

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Air China Ltd.	114,000	126
*	GOME Electrical
	Appliances Holdings Ltd.	390,720	126
	China Resources Land Ltd.	66,000	121
	Belle International
	Holdings Ltd.	88,000	121
	Chaoda Modern Agriculture
	Holdings Ltd.	104,000	119
	Kingboard Chemical
	Holdings Ltd.	22,000	118
	Denway Motors Ltd.	198,000	116
	China COSCO
	Holdings Co. Ltd.	89,500	114
	Kunlun Energy Co. Ltd.	84,000	111
	China Pacific Insurance
	Group Co. Ltd.	25,400	106
	Li Ning Co. Ltd.	27,000	104
*	PICC Property &
	Casualty Co. Ltd.	108,000	102
	Jiangxi Copper Co. Ltd.	48,000	101
*	China Railway Group Ltd.	146,000	101
*	China Minsheng
	Banking Corp. Ltd.	94,000	101
^	Alibaba.com Ltd.	52,500	100
*	China Taiping Insurance
	Holdings Co. Ltd.	29,600	98
	China Resources Power
	Holdings Co. Ltd.	47,400	96
	Sino-Ocean Land
	Holdings Ltd.	123,000	94
	China Railway
	Construction Corp. Ltd.	72,626	90
	Citic Pacific Ltd.	40,000	87
	Shanghai Industrial
	Holdings Ltd.	19,000	82
	Sinopharm Group Co.	17,200	78
	Renhe Commercial
	Holdings Co. Ltd.	308,000	75
	China National Building
	Material Co. Ltd.	42,000	69
	China Dongxiang Group Co.	99,000	67
	China Agri-Industries
	Holdings Ltd.	51,000	67
	Fushan International
	Energy Group Ltd.	94,000	66
	Anhui Conch
	Cement Co. Ltd.	20,000	64
*	Semiconductor
	Manufacturing
	International Corp.	580,000	62
	GCL Poly Energy
	Holdings Ltd.	271,000	60
	Guangzhou R&F
	Properties Co. Ltd.	46,000	60
	Tsingtao Brewery Co. Ltd.	12,000	59

			Market
			Value•
		Shares	($000)
	Nine Dragons Paper
	Holdings Ltd.	34,000	57
	Weichai Power Co. Ltd.	7,000	57
^	Geely Automobile
	Holdings Ltd.	130,000	55
*	BBMG Corp.	54,500	53
	Beijing Enterprises
	Holdings Ltd.	8,000	52
	Poly Hong Kong
	Investments Ltd.	52,000	51
	Shimao Property
	Holdings Ltd.	32,500	50
*	China Zhongwang
	Holdings Ltd.	56,800	49
	Yantai Changyu Pioneer
	Wine Co. Class B	5,400	46
	Sinofert Holdings Ltd.	84,000	45
	China Oilfield Services Ltd.	32,000	45
	China Everbright Ltd.	16,000	39
*	China Shipping Container
	Lines Co. Ltd.	95,000	39
*	Metallurgical Corp.
	of China Ltd.	76,000	39
	Golden Eagle Retail
	Group Ltd.	20,000	39
	ZTE Corp.	10,710	38
	Zhejiang Expressway Co. Ltd.	40,000	37
	China International Marine
	Containers Co. Ltd. Class B	28,500	36
	Agile Property Holdings Ltd.	30,000	35
	Fosun International	44,500	35
	Huaneng Power
	International Inc.	60,000	35
	Yuexiu Property Co. Ltd.	144,000	34
	Parkson Retail Group Ltd.	21,000	34
	Angang Steel Co. Ltd.	22,000	34
	Jiangsu Expressway Co. Ltd.	36,000	34
	China BlueChemical Ltd.	54,000	33
	China High Speed
	Transmission Equipment
	Group Co. Ltd.	14,000	33
*,^	Huadian Power
	International Co.	136,000	33
*	Beijing Capital International
	Airport Co. Ltd.	54,000	33
	Huabao International
	Holdings Ltd.	28,000	32
*	China Longyuan Power
	Group Corp.	29,000	31
	COSCO Pacific Ltd.	22,000	30
	China South Locomotive
	and Rolling Stock Corp.	39,000	29
*	Sinopec Shanghai
	Petrochemical Co. Ltd.	74,000	28
*,^	Maanshan Iron & Steel	52,000	27

13

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Franshion Properties
	China Ltd.	96,000	27
	Great Wall Motor Co. Ltd.	14,500	26
	Hopson Development
	Holdings Ltd.	20,000	26
	China Vanke Co. Ltd. Class B	26,100	25
	Shanghai Zhenhua Heavy
	Industry Co. Ltd. Class B	39,050	24
	Shanghai Electric
	Group Co. Ltd.	48,000	23
	Soho China Ltd.	40,000	23
	Country Garden Holdings Co.	73,000	23
	China Huiyuan Juice
	Group Ltd.	28,000	21
	Datang International Power
	Generation Co. Ltd.	48,000	20
	Jiangling Motors Corp. Ltd.
	Class B	9,600	19
	Sichuan Expressway Co. Ltd.	32,000	18
*	China Eastern
	Airlines Corp. Ltd.	32,000	18
	Anta Sports Products Ltd.	10,000	18
	China National
	Materials Co. Ltd.	27,000	18
	Guangzhou
	Pharmaceutical Co. Ltd.	14,000	16
	Weifu High-Technology Co.
	Ltd. Class B	12,505	16
*	China Southern
	Airlines Co. Ltd.	30,000	15
*	Hidili Industry International
	Development Ltd.	14,000	15
	CSG Holding Co. Ltd. Class B	10,400	15
*	Double Coin Holdings Ltd.
	Class B	22,200	15
	Lianhua Supermarket
	Holdings Co. Ltd.	4,000	14
	TPV Technology Ltd.	16,000	12
	Greentown China
	Holdings Ltd.	11,000	12
*	Hainan Airlines Co. Ltd.
	Class B	16,200	12
	Dongfang Electric Corp. Ltd.	1,800	12
	Zhaojin Mining
	Industry Co. Ltd.	6,000	12
	Shanghai Jinjiang
	International Hotels
	Development Co. Ltd.
	Class B	7,600	12
*	Shenzhen Special
	Economic Zone
	Real Estate & Properties
	Group Co. Ltd. Class B	29,400	11
	Foshan Electrical and
	Lighting Co. Ltd. Class B	13,300	11

			Market
			Value•
		Shares	($000)
*	Shanghai Waigaoqiao
	Free Trade Zone
	Development Co. Ltd.
	Class B	12,200	11
	Shanghai Friendship
	Group Inc. Ltd. Class B	7,150	10
	Chongqing Changan
	Automobile Co. Ltd.
	Class B	11,700	10
*	Sinopec Yizheng Chemical
	Fibre Co. Ltd.	42,000	10
*	BOE Technology
	Group Co. Ltd. Class B	37,300	10
	Shandong Chenming Paper
	Holdings Ltd. Class B	12,300	10
*	Shanghai Haixin Group Co.
	Class B	25,000	10
	Tianjin Capital Environmental
	Protection Group Co. Ltd.	28,000	9
	China Merchants Property
	Development Co. Ltd.
	Class B	5,200	9
	KWG Property Holding Ltd.	16,000	9
	Shanghai Lujiazui Finance &
	Trade Zone Development
	Co. Ltd. Class B	5,600	9
	Travelsky Technology Ltd.	11,000	9
	Anhui Expressway Co.	14,000	9
	Shanghai Jinqiao Export
	Processing Zone
	Development Co. Ltd.
	Class B	10,100	9
*	Citic Resources Holdings Ltd.	38,000	9
	Dazhong Transportation
	Group Co. Ltd. Class B	11,800	9
	Shenzhen Chiwan Wharf
	Holdings Ltd. Class B	5,800	9
	China Foods Ltd.	12,000	9
	Jinzhou Port Co. Ltd. Class B	19,920	9
	Shanghai Jinjiang
	International Investment
	Holdings Co. Class B	7,900	9
	Guangdong Electric Power
	Development Co. Ltd.
	Class B	15,300	9
	Shenzhen Investment Ltd.	28,000	9
	Shanghai Chlor-Alkali
	Chemical Co. Ltd. Class B	21,800	9
	Inner Mongolia Eerduosi
	Cashmere Products
	Co. Ltd. Class B	9,100	8
	Beijing North Star Co.	28,000	8
	China Molybdenum Co. Ltd.	10,000	8
	Shanghai Mechanical and
	Electrical Industry Co. Ltd.
	Class B	8,500	8

14

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	New World China Land Ltd.	23,400	8
	Shui On Land Ltd.	16,500	8
	Bengang Steel Plates Co.
	Class B	15,300	7
*	Huadian Energy Co. Ltd.
	Class B	22,600	7
*	Zhejiang Southeast Electric
	Power Co. Class B	12,800	7
	Global Bio-Chem Technology
	Group Co. Ltd.	32,000	7
	Guangzhou Shipyard
	International Co. Ltd.	4,000	7
	Shenzhen Expressway
	Co. Ltd.	14,000	7
	China Communications
	Services Corp. Ltd.	14,000	7
	Guangdong Provincial
	Expressway Development
	Co. Ltd. Class B	14,400	7
	Lee & Man Paper
	Manufacturing Ltd.	8,000	7
	China Travel
	International Inv HK	26,000	6
	Guangdong Investment Ltd.	12,000	6
	Hopewell Highway
	Infrastructure Ltd.	9,500	6
	Sinotrans Ltd.	25,000	6
	People’s Food Holdings Ltd.	11,000	6
	Guangshen Railway Co. Ltd.	14,000	5
	Harbin Power
	Equipment Co. Ltd.	4,000	3
	Shenzhen International
	Holdings	32,500	2
			22,025
Colombia (0.0%)
	BanColombia SA ADR	2,713	127

Czech Republic (0.1%)
	CEZ AS	6,105	293
	Komercni Banka AS	388	79
	Telefonica O2 Czech
	Republic AS	3,549	79
*	Unipetrol	3,604	38
			489
Denmark (0.5%)
	Novo Nordisk A/S Class B	17,250	1,419
*	Danske Bank A/S	22,235	581
*	Vestas Wind Systems A/S	7,700	470
	AP Moller - Maersk A/S
	Class B	51	428
	Danisco A/S	4,226	305
	Carlsberg A/S Class B	3,314	268
	Coloplast A/S Class B	1,843	204
	AP Moller - Maersk A/S	21	170
	Novozymes A/S	1,050	126
	FLSmidth & Co. A/S	1,000	76

			Market
			Value•
		Shares	($000)
	TrygVesta AS	600	37
*	William Demant Holding AS	500	34
	H Lundbeck A/S	1,400	23
	Rockwool International AS
	Class B	83	8
			4,149
Egypt (0.0%)
	Orascom Construction
	Industries GDR	4,466	213
	Orascom Telecom
	Holding SAE GDR	34,380	210
			423
Finland (0.4%)
	Nokia Oyj	124,970	1,528
	Sampo Oyj	18,936	466
	Fortum Oyj	13,610	352
	Wartsila Oyj	5,840	297
	Metso Oyj	6,803	262
	UPM-Kymmene Oyj	17,016	244
	Kone Oyj Class B	5,204	229
	Stora Enso Oyj	23,684	198
	Nokian Renkaat Oyj	4,048	95
	Outokumpu Oyj	3,200	67
	Rautaruukki Oyj	2,800	59
	Kesko Oyj Class B	1,300	50
^	Neste Oil Oyj	2,500	41
	Sanoma Oyj	1,520	29
			3,917
France (4.3%)
	Total SA	80,754	4,394
	BNP Paribas	34,751	2,387
	Sanofi-Aventis SA	33,315	2,273
^	GDF Suez	55,516	1,974
	ArcelorMittal	39,128	1,523
	AXA SA	76,479	1,520
	France Telecom SA	65,924	1,443
	LVMH Moet Hennessy
	Louis Vuitton SA	12,263	1,411
	Societe Generale	24,010	1,282
^	Danone	21,446	1,264
	Carrefour SA	23,816	1,167
^	L’Oreal SA	10,542	1,096
^	Vivendi SA	40,437	1,061
	Air Liquide SA	8,762	1,022
^	Schneider Electric SA	8,639	981
^	Vinci SA	16,952	945
	Cie de St-Gobain	16,073	793
	Pernod-Ricard SA	9,143	778
	Unibail-Rodamco SE	3,144	594
	Alstom SA	9,396	551
	Lafarge SA	7,056	512
^	Veolia Environnement	15,878	499
	Accor SA	8,367	478
^	Bouygues SA	9,243	458
	PPR	3,317	446

15

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	EDF SA	8,265	443
	Cie Generale d’Optique
	Essilor International SA	6,807	415
	Credit Agricole SA	28,861	413
	Hermes International	3,029	400
	Suez Environnement Co.	17,334	376
	Vallourec SA	1,858	370
*	Renault SA	7,598	352
	Technip SA	4,208	336
	SES SA	13,686	314
	Cap Gemini SA	5,827	293
	Christian Dior SA	2,495	266
*	Alcatel-Lucent	82,242	262
	Cie Generale des
	Etablissements Michelin
	Class B	3,504	254
	Sodexo	3,802	234
	Publicis Groupe SA	5,134	226
*	Peugeot SA	7,238	214
	STMicroelectronics NV	21,991	204
	European Aeronautic Defence
	and Space Co. NV	10,539	196
^	Lagardere SCA	4,450	179
	Safran SA	6,718	171
*	Cie Generale de
	Geophysique-Veritas	5,280	159
*	Natixis	30,102	154
^	SCOR SE	6,405	151
	Eiffage SA	2,660	137
	Casino Guichard Perrachon SA	1,498	132
	Societe BIC SA	1,691	131
	Dassault Systemes SA	2,008	130
	Eramet	355	128
	Legrand SA	3,688	120
*	Atos Origin SA	2,281	116
	Eutelsat Communications	2,965	106
^	Klepierre	2,998	103
^	Societe Television Francaise 1	5,471	101
*,^	CNP Assurances	1,182	99
	Aeroports de Paris	1,007	83
	Bureau Veritas SA	1,462	82
	Thales SA	1,931	72
*	Air France-KLM	3,980	63
	Imerys SA	989	60
	Eurazeo	773	54
	Gecina SA	502	52
	BioMerieux	450	49
*	JC Decaux SA	1,529	44
	ICADE	449	44
	PagesJaunes Groupe	3,300	39
	Wendel	579	37
*	Societe Des Autoroutes
	Paris-Rhin-Rhone	463	32
	Ciments Francais SA	275	28
	Iliad SA	247	25
	EDF Energies Nouvelles SA	531	24

			Market
			Value•
		Shares	($000)
	Ipsen SA	383	18
	Euler Hermes SA	99	8
			39,351
Germany (3.1%)
	Siemens AG	30,877	3,045
^	E.ON AG	67,654	2,495
^	BASF SE	31,211	1,815
^	Bayer AG	28,048	1,792
*	Daimler AG	34,744	1,788
*,^	Allianz SE	15,211	1,744
	SAP AG	31,967	1,542
	Deutsche Bank AG	20,794	1,451
	Deutsche Telekom AG	111,154	1,447
^	RWE AG	13,169	1,083
^	Muenchener
	Rueckversicherungs AG	6,598	930
^	Volkswagen AG Prior Pfd.	6,158	595
	Deutsche Boerse AG	7,237	562
^	Linde AG	4,375	524
	Bayerische Motoren
	Werke AG	10,491	519
	Deutsche Post AG	30,475	494
	MAN SE	5,042	476
	ThyssenKrupp AG	13,204	429
^	Adidas AG	6,976	411
^	Fresenius Medical Care
	AG & Co. KGaA	7,578	410
	HeidelbergCement AG	6,535	405
	K&S AG	6,633	381
	Henkel AG & Co.
	KGaA Prior Pfd.	6,169	331
^	Metro AG	5,499	331
*	Infineon Technologies AG	41,503	294
*	Commerzbank AG	27,959	219
	Henkel AG & Co. KGaA	4,156	188
^	Fresenius SE Prior Pfd.	2,589	188
	Merck KGAA	2,081	171
	Porsche Automobil
	Holding SE Prior Pfd.	2,886	167
*	QIAGEN NV	7,221	167
^	Beiersdorf AG	2,923	166
	Hochtief AG	1,691	140
	Lanxess AG	2,917	138
*	Deutsche Lufthansa AG	8,024	133
	GEA Group AG	5,928	132
	Salzgitter AG	1,452	118
^	Volkswagen AG	1,240	117
*	Deutsche Postbank AG	2,968	102
^	Celesio AG	2,981	98
*	TUI AG	8,737	97
*,^	Hannover
	Rueckversicherung AG	1,681	79
	Wacker Chemie AG	531	78
	Fraport AG Frankfurt Airport
	Services Worldwide	1,283	66
^	Fresenius SE	863	61

16

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Puma AG Rudolf
	Dassler Sport	178	59
	Generali Deutschland
	Holding AG	298	34
	Hamburger Hafen
	und Logistik AG	830	30
	Suedzucker AG	1,351	27
^	Solarworld AG	1,883	27
*	Q-Cells SE	208	2
			28,098
Greece (0.1%)
*	National Bank of
	Greece SA ADR	118,806	387
	Hellenic
	Telecommunications
	Organization SA ADR	32,404	183
	OPAP SA	8,261	168
*	Alpha Bank AE	17,266	140
	Coca Cola Hellenic
	Bottling Co. SA	4,864	132
*	EFG Eurobank Ergasias SA	12,766	103
*	Piraeus Bank SA	11,151	84
*	Public Power Corp. SA	2,970	49
	Titan Cement Co. SA	1,230	33
	Marfin Investment Group SA	17,010	32
	Hellenic Petroleum SA	2,610	28
			1,339
Hong Kong (1.1%)
	Sun Hung Kai Properties Ltd.	64,000	887
	Hutchison Whampoa Ltd.	111,000	762
	Cheung Kong Holdings Ltd.	58,000	715
	Hong Kong Exchanges
	and Clearing Ltd.	35,500	580
	Li & Fung Ltd.	96,000	463
	CLP Holdings Ltd.	63,000	441
	Hong Kong & China
	Gas Co. Ltd.	168,000	408
	Swire Pacific Ltd.	33,500	390
	Hang Seng Bank Ltd.	26,500	361
	BOC Hong Kong
	Holdings Ltd.	146,500	351
	Esprit Holdings Ltd.	48,231	346
	Hongkong Electric
	Holdings Ltd.	55,500	328
	Jardine Matheson
	Holdings Ltd.	8,800	322
	Bank of East Asia Ltd.	87,440	310
	Hongkong Land Holdings Ltd.	57,000	302
	Hang Lung Properties Ltd.	77,000	277
	Hang Lung Group Ltd.	53,000	259
	New World
	Development Ltd.	131,000	232
	Wharf Holdings Ltd.	42,000	227
	Henderson Land
	Development Co. Ltd.	35,000	221
	Sino Land Co. Ltd.	122,000	219

			Market
			Value•
		Shares	($000)
	MTR Corp.	60,000	210
	Shangri-La Asia Ltd.	93,930	181
	Link REIT	71,500	175
	Jardine Strategic
	Holdings Ltd.	7,500	158
*	Sands China Ltd.	68,400	111
*	Cathay Pacific Airways Ltd.	51,000	106
	Hopewell Holdings Ltd.	30,000	88
	Kerry Properties Ltd.	18,500	85
	Hysan Development Co. Ltd.	26,000	76
	Wing Hang Bank Ltd.	7,000	71
	Wheelock & Co. Ltd.	20,000	62
	Television Broadcasts Ltd.	11,000	53
	PCCW Ltd.	165,000	50
	Industrial & Commercial
	Bank of China Asia Ltd.	17,000	42
	First Pacific Co. Ltd.	62,400	42
	Orient Overseas
	International Ltd.	5,500	42
	Guoco Group Ltd.	4,000	42
	ASM Pacific Technology Ltd.	4,400	42
*	Foxconn International
	Holdings Ltd.	45,000	40
	Yue Yuen Industrial
	Holdings Ltd.	11,000	38
	Lifestyle International
	Holdings Ltd.	19,500	38
	Hongkong & Shanghai Hotels	22,500	36
*	Johnson Electric
	Holdings Ltd.	60,000	34
	Cheung Kong Infrastructure
	Holdings Ltd.	9,000	34
	Techtronic Industries Co.	32,000	33
	Chinese Estates
	Holdings Ltd.	19,500	33
	Hong Kong Aircraft
	Engineering Co. Ltd.	2,400	30
	NWS Holdings Ltd.	14,000	25
	Shun Tak Holdings Ltd.	34,000	20
*	Mongolia Energy Co. Ltd.	35,000	16
*	Dah Sing Banking Group Ltd.	6,800	9
	Hutchison
	Telecommunications
	Hong Kong Holdings Ltd.	27,000	6
	Cafe de Coral Holdings Ltd.	2,000	5
	Texwinca Holdings Ltd.	4,000	4
	Hutchison
	Telecommunications
	International Ltd.	14,000	4
	Hutchison Harbour Ring Ltd.	34,000	3
	Great Eagle Holdings Ltd.	1,000	3
*	Galaxy Entertainment
	Group Ltd.	5,000	2
*	Dah Sing Financial
	Holdings Ltd.	400	2
	Public Financial Holdings Ltd.	4,000	2

17

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	C C Land Holdings Ltd.	5,000	2
	Fubon Bank Hong Kong Ltd.	4,000	2
*	Melco International
	Development Ltd.	3,000	1
	Kowloon Development Co. Ltd.	1,000	1
*	Kingboard Chemical
	Holdings Ltd.
	Warrants Exp.
	10/31/2012	2,200	1
			10,461
Hungary (0.1%)
*	MOL Hungarian Oil
	and Gas NyRt	3,875	392
*	OTP Bank PLC	9,638	339
	Richter Gedeon Nyrt.	350	74
	Magyar Telekom
	Telecommunications PLC	9,450	34
			839
India (1.4%)
1	Reliance Industries Ltd. GDR	28,283	1,308
	Infosys Technologies Ltd. ADR	20,628	1,235
	ITC Ltd.	98,295	587
	Larsen & Toubro Ltd.	15,570	562
	Housing Development
	Finance Corp.	7,229	455
	HDFC Bank Ltd. ADR	2,951	440
	ICICI Bank Ltd. ADR	9,247	393
	Bharti Airtel Ltd.	53,392	357
	Axis Bank Ltd.	10,434	296
	Bharat Heavy Electricals Ltd.	5,118	285
	Tata Steel Ltd.	19,097	263
	Oil & Natural Gas Corp. Ltd.	9,528	225
	Jindal Steel & Power Ltd.	11,757	196
	Hindalco Industries Ltd.	45,661	181
	State Bank of India Ltd. GDR	1,637	167
	Sterlite Industries India Ltd.	9,017	166
	Bajaj Auto Ltd.	3,501	165
	Jaiprakash Associates Ltd.	50,178	165
	NTPC Ltd.	35,078	163
	Tata Consultancy Services Ltd.	9,341	160
	Hindustan Unilever Ltd.	27,945	151
	Cipla Ltd.	19,161	148
	Grasim Industries Ltd.	2,188	134
	JSW Steel Ltd.	4,652	127
	Sesa Goa Ltd.	12,524	120
*	Essar Oil Ltd.	38,230	119
	Infrastructure Development
	Finance Co. Ltd.	30,875	118
	GAIL India Ltd.	12,108	117
	Punjab National Bank Ltd.	5,016	117
	DLF Ltd.	16,273	113
	Hero Honda Motors Ltd.	2,541	109
	Tata Motors Ltd.	5,564	108
	Unitech Ltd.	57,005	107
	Steel Authority of India Ltd.	21,511	105
	Tata Power Co. Ltd.	3,306	100

			Market
			Value•
		Shares	($000)
*	Cairn India Ltd.	13,752	97
	Reliance Infrastructure Ltd.	3,745	95
	Reliance Communications Ltd.	26,022	95
	Adani Enterprises Ltd.	7,501	94
	NMDC Ltd.	13,454	90
	Wipro Ltd. ADR	3,890	87
	Dr Reddys Laboratories Ltd.	3,066	86
	Kotak Mahindra Bank Ltd.	5,224	86
	Siemens India Ltd.	5,364	85
	Wipro Ltd.	5,392	81
	Maruti Suzuki India Ltd.	2,758	79
	Reliance Capital Ltd.	4,116	68
*	Idea Cellular Ltd.	49,411	68
	Lupin Ltd.	1,735	67
*	Reliance Power Ltd.	17,448	63
	Nestle India Ltd.	1,005	62
*	Housing Development &
	Infrastructure Ltd.	10,114	61
	Mahindra & Mahindra Ltd.	5,094	60
*	GMR Infrastructure Ltd.	40,149	60
	Sun Pharmaceutical
	Industries Ltd.	1,674	59
	Reliance Industries Ltd.	2,564	59
	State Bank of India Ltd.	1,105	57
	Crompton Greaves Ltd.	9,544	57
	Piramal Healthcare Ltd.	4,744	57
	Union Bank of India	7,723	54
	HCL Technologies Ltd.	5,856	52
	Indian Oil Corp. Ltd.	7,740	51
	Mphasis Ltd.	3,320	51
	Aditya Birla Nuvo Ltd.	2,744	50
*	Reliance Natural
	Resources Ltd.	32,234	50
	United Spirits Ltd.	1,678	47
	Zee Entertainment
	Enterprises Ltd.	6,758	46
	Bank of Baroda	2,961	46
	Torrent Power Ltd.	6,625	45
	Tata Chemicals Ltd.	5,612	44
	Bharat Forge Ltd.	7,216	44
	Mundra Port and Special
	Economic Zone Ltd.	2,615	43
	Oriental Bank of Commerce	5,026	40
	Dabur India Ltd.	9,829	40
*	Ranbaxy Laboratories Ltd.	3,987	40
	Ambuja Cements Ltd.	14,479	39
	Ultratech Cement Ltd.	1,796	39
	Canara Bank	4,018	39
	Bank of India	4,536	39
	Bajaj Holdings and
	Investment Ltd.	2,743	38
	ABB Ltd.	2,131	38
	Colgate-Palmolive India Ltd.	2,243	38
	Power Grid Corp. of India Ltd.	15,224	37
*	Suzlon Energy Ltd.	24,455	37
	Bharat Electronics Ltd.	915	37

18

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Bharat Petroleum Corp. Ltd.	3,151	37
*	Satyam Computer
	Services Ltd. ADR	6,743	36
	ACC Ltd.	1,743	35
	Great Eastern
	Shipping Co. Ltd.	4,651	34
	Rural Electrification Corp. Ltd.	6,020	34
	Hindustan Petroleum
	Corp. Ltd.	4,736	34
*	Adani Power Ltd.	11,943	33
	Divi’s Laboratories Ltd.	2,113	32
*	NHPC Ltd.	39,502	27
	Glenmark Pharmaceuticals Ltd.	4,289	26
*	Oracle Financial Sevices
	Software Ltd.	506	25
	Punj Lloyd Ltd.	6,563	24
	Aban Offshore Ltd.	801	21
*	Lanco Infratech Ltd.	14,460	21
	Ashok Leyland Ltd.	14,952	20
	Hindustan Zinc Ltd.	678	19
	Tata Communications Ltd.	3,012	18
	Financial Technologies
	India Ltd.	470	16
*	Tech Mahindra Ltd.	885	15
	Corp Bank	1,243	15
*	Jet Airways India Ltd.	1,168	14
	Sun TV Network Ltd.	1,307	12
	Castrol India Ltd.	1,484	12
	Neyveli Lignite Corp. Ltd.	3,390	11
	National Aluminium Co. Ltd.	1,179	11
	Power Finance Corp. Ltd.	1,785	11
	Godrej Industries Ltd.	2,902	11
	Shipping Corp. of India Ltd.	2,795	10
	Mangalore Refinery &
	Petrochemicals Ltd.	5,750	10
	IDBI Bank Ltd.	3,367	9
*	Tata Teleservices
	Maharashtra Ltd.	10,939	6
	Mahanagar Telephone Nigam	2,962	5
	Indiabulls Financial
	Services Ltd.	1,287	4
			13,107
Indonesia (0.3%)
	Astra International Tbk PT	126,500	654
	Bank Central Asia Tbk PT	718,000	430
	Telekomunikasi
	Indonesia Tbk PT	356,000	307
	Bank Rakyat Indonesia	307,500	301
	Bumi Resources Tbk PT	715,500	184
	United Tractors Tbk PT	56,500	121
	Adaro Energy Tbk PT	448,500	107
	Perusahaan Gas Negara PT	177,500	80
	Bank Mandiri Tbk PT	94,000	60
	Indo Tambangraya Megah PT	12,000	51
	Tambang Batubara
	Bukit Asam Tbk PT	24,000	49

			Market
			Value•
		Shares	($000)
	Unilever Indonesia Tbk PT	30,000	46
	Bank Negara Indonesia
	Persero Tbk PT	159,000	45
	Semen Gresik Persero Tbk PT	45,000	41
	Gudang Garam Tbk PT	13,000	39
	Indosat Tbk PT	52,500	34
	Indofood Sukses
	Makmur Tbk PT	58,500	25
	Indocement Tunggal
	Prakarsa Tbk PT	12,000	21
	Bank Danamon
	Indonesia Tbk PT	28,995	18
	International Nickel
	Indonesia Tbk PT	28,000	15
	Astra Agro Lestari Tbk PT	5,500	13
	Aneka Tambang Tbk PT	50,000	13
			2,654
Ireland (0.1%)
	CRH PLC	24,716	707
*	Elan Corp. PLC	22,816	154
*	Governor & Co. of the
	Bank of Ireland	53,250	117
	Kerry Group PLC Class A	2,658	85
*	Allied Irish Banks PLC	40,439	77
*	Ryanair Holdings PLC	10,139	51
*	Ryanair Holdings PLC ADR	1,145	32
*	Anglo Irish Bank Corp. Ltd.	14,385	4
			1,227
Israel (0.4%)
	Teva Pharmaceutical
	Industries Ltd.	31,231	1,837
*	Check Point Software
	Technologies	14,500	517
	Israel Chemicals Ltd.	22,089	264
	Bezeq Israeli
	Telecommunication
	Corp. Ltd.	67,721	165
*	Bank Hapoalim BM	27,740	112
*	Bank Leumi Le-Israel BM	19,230	82
*	Israel Corp. Ltd.	76	60
*	NICE Systems Ltd.	1,817	58
	Cellcom Israel Ltd.	1,472	45
	Partner Communications
	Co. Ltd.	1,900	37
*	Israel Discount Bank Ltd.
	Class A	16,898	35
	Elbit Systems Ltd.	500	31
	Delek Group Ltd.	129	28
	Makhteshim-Agan
	Industries Ltd.	5,400	23
*	Clal Insurance Enterprise
	Holdings Ltd.	900	21
	Clal Industries and
	Investments Ltd.	2,300	16
	Discount Investment Corp.	600	14
*	Mizrahi Tefahot Bank Ltd.	1,500	13

19

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	First International
	Bank Of Israel Ltd.	708	13
	Delek Automotive
	Systems Ltd.	1,000	12
*	Elbit Imaging Ltd.	579	12
	Oil Refineries Ltd.	19,025	12
*	Harel Insurance Investments
	& Financial Services Ltd.	200	11
	Gazit-Globe Ltd.	1,058	11
*	Property & Building Corp.	137	11
*	Hot Telecommunication
	System Ltd.	900	10
	Migdal Insurance &
	Financial Holding Ltd.	5,000	10
	Koor Industries Ltd.	400	10
	IDB Holding Corp. Ltd.	302	9
	Strauss Group Ltd.	500	8
	Paz Oil Co. Ltd.	50	8
*	Africa Israel Investments Ltd.	600	6
	Ormat Industries	762	6
	Osem Investments Ltd.	400	6
	Shufersal Ltd.	680	4
*	Africa Israel Investments
	Ltd. Rights Exp.
	05/16/2010	120	—
			3,517
Italy (1.3%)
	ENI SPA	92,455	2,066
*	UniCredit SPA	654,407	1,715
	Enel SPA	247,391	1,296
	Assicurazioni Generali SPA	52,277	1,104
*	Intesa Sanpaolo SPA
	(Registered)	292,520	964
*	Telecom Italia SPA	440,056	615
	Tenaris SA ADR	11,184	454
	Fiat SPA	29,967	393
	Saipem SPA	10,299	385
	Snam Rete Gas SPA	54,375	258
	Atlantia SPA	11,596	247
*	Telecom Italia SPA	198,803	224
	Unione di Banche
	Italiane SCPA	16,934	210
^	Bulgari SPA	24,059	200
*	Autogrill SPA	16,370	199
	Terna Rete Elettrica
	Nazionale SPA	49,163	199
	Mediaset SPA	25,005	198
	Banco Popolare SC	25,968	166
	Finmeccanica SPA	9,196	118
	Parmalat SPA	38,241	101
*	Unipol Gruppo Finanziario
	SPA Prior Pfd.	139,280	100
	Banca Monte dei
	Paschi di Siena SPA	67,571	94
	Mediolanum SPA	17,636	90
*	Mediobanca SPA	9,537	88

			Market
			Value•
		Shares	($000)
	Fondiaria-Sai SPA RSP	8,417	82
	Luxottica Group SPA	2,802	77
	Italcementi SPA RSP	8,438	53
	A2A SPA	30,365	51
	Banca Popolare di
	Milano Scarl	8,822	50
*	Pirelli & C SPA	85,948	49
	Banca Carige SPA	18,844	48
	Exor SPA	1,909	35
	Fondiaria-Sai SPA	2,001	28
	Buzzi Unicem SPA	1,855	28
	Lottomatica SPA	1,383	25
	Edison SPA	18,221	25
	Italcementi SPA	2,037	23
	Saras SPA	8,757	21
	Exor SPA Prior Pfd.	942	11
*	Benetton Group SPA	588	5
*	Unipol Gruppo Finanziario SPA	3,259	3
			12,098
Japan (8.3%)
	Toyota Motor Corp.	87,800	3,392
	Mitsubishi UFJ
	Financial Group Inc.	476,151	2,481
	Canon Inc.	45,100	2,063
	Sumitomo Mitsui
	Financial Group Inc.	47,448	1,569
	Honda Motor Co. Ltd.	46,100	1,560
	Nintendo Co. Ltd.	3,700	1,243
	Panasonic Corp.	82,000	1,202
	Sony Corp.	33,800	1,157
	Mitsubishi Corp.	44,600	1,056
	NTT DoCoMo Inc.	597	929
	Tokyo Electric Power Co. Inc.	35,000	878
	Nomura Holdings Inc.	123,100	851
	Takeda Pharmaceutical
	Co. Ltd.	19,600	842
	Nippon Telegraph &
	Telephone Corp.	18,400	749
	Mizuho Financial Group Inc.	387,400	746
	Komatsu Ltd.	36,000	726
	Shin-Etsu Chemical Co. Ltd.	12,500	721
	Fanuc Ltd.	6,100	720
	Mitsui & Co. Ltd.	47,700	717
	East Japan Railway Co.	10,400	696
	Kyocera Corp.	6,900	693
*	Nissan Motor Co. Ltd.	78,700	685
	Mitsubishi Estate Co. Ltd.	37,000	667
	Toshiba Corp.	115,000	663
	MS&AD Insurance
	Group Holdings	22,091	635
	Japan Tobacco Inc.	176	610
	Nippon Steel Corp.	170,000	603
	Seven & I Holdings Co. Ltd.	23,500	601
	Tokio Marine Holdings Inc.	20,000	595
	JFE Holdings Inc.	16,500	588

20

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Dai-ichi Life Insurance Co. Ltd.	327	559
	Mitsubishi Heavy
	Industries Ltd.	136,000	548
	KDDI Corp.	112	540
	Kansai Electric
	Power Co. Inc.	23,800	530
	Central Japan Railway Co.	65	529
	Hitachi Ltd.	117,000	514
	Mitsubishi Electric Corp.	56,000	499
	Astellas Pharma Inc.	13,800	483
	Chubu Electric
	Power Co. Inc.	20,300	472
	Fujitsu Ltd.	66,000	464
	Kao Corp.	18,700	456
	Softbank Corp.	20,100	450
	Denso Corp.	15,300	446
	FUJIFILM Holdings Corp.	12,900	442
	Murata Manufacturing
	Co. Ltd.	7,400	438
	ORIX Corp.	4,650	425
	Daikin Industries Ltd.	10,200	385
	Sumitomo Corp.	31,900	384
	Sharp Corp.	29,000	376
	Suzuki Motor Corp.	17,800	374
	Kirin Holdings Co. Ltd.	26,000	372
	Asahi Glass Co. Ltd.	31,000	366
	Sumitomo Metal
	Industries Ltd.	134,000	364
	ITOCHU Corp.	41,000	355
	Daiichi Sankyo Co. Ltd.	20,400	355
	Mitsui OSK Lines Ltd.	47,000	351
	Bridgestone Corp.	20,700	345
	Marubeni Corp.	56,000	330
	Sumitomo Realty &
	Development Co. Ltd.	16,000	328
*	NKSJ Holdings Inc.	44,900	326
	Keyence Corp.	1,360	325
	Daiwa Securities Group Inc.	62,000	321
	Hoya Corp.	11,500	318
	Mitsubishi Chemical
	Holdings Corp.	58,500	312
	Tokyo Electron Ltd.	4,700	308
	Ricoh Co. Ltd.	18,000	306
	Rohm Co. Ltd.	4,100	304
	Tokyo Gas Co. Ltd.	71,000	302
	Sumitomo Metal
	Mining Co. Ltd.	20,000	296
	Yamada Denki Co. Ltd.	3,760	294
	NEC Corp.	89,000	293
	Sumitomo Chemical Co. Ltd.	61,000	288
	Terumo Corp.	5,500	280
	Fast Retailing Co. Ltd.	1,800	273
	SMC Corp.	1,900	272
	Eisai Co. Ltd.	7,700	263
	Sumitomo Trust &
	Banking Co. Ltd.	43,000	260

			Market
			Value•
		Shares	($000)
*	JX Holdings Inc.	45,507	254
	Dai Nippon Printing Co. Ltd.	18,000	249
	Kyushu Electric
	Power Co. Inc.	12,300	249
	Tohoku Electric
	Power Co. Inc.	12,200	249
	Secom Co. Ltd.	5,600	243
	Aeon Co. Ltd.	20,700	237
	Nikon Corp.	10,400	236
	Sumitomo Electric
	Industries Ltd.	19,100	235
	Yahoo! Japan Corp.	604	231
	T&D Holdings Inc.	8,700	227
	Asahi Breweries Ltd.	12,600	226
	Shiseido Co. Ltd.	10,600	222
	TDK Corp.	3,400	218
	Olympus Corp.	7,000	212
	Nomura Research
	Institute Ltd.	8,200	209
	Toray Industries Inc.	36,000	207
	Electric Power
	Development Co. Ltd.	6,700	206
	Nidec Corp.	2,000	205
	Resona Holdings Inc.	16,800	205
*,^	Mitsubishi Motors Corp.	143,000	196
	Osaka Gas Co. Ltd.	56,000	195
	Omron Corp.	8,300	193
	Asahi Kasei Corp.	34,000	191
	Hankyu Hanshin Holdings Inc.	41,000	191
	Yakult Honsha Co. Ltd.	7,300	191
	West Japan Railway Co.	52	189
	Bank of Yokohama Ltd.	36,000	187
	Kubota Corp.	21,000	184
	Chugoku Electric
	Power Co. Inc.	9,600	183
	Kobe Steel Ltd.	81,000	181
	NGK Insulators Ltd.	9,000	177
	Konica Minolta Holdings Inc.	14,000	177
*	Mitsubishi Materials Corp.	59,000	177
	Kuraray Co. Ltd.	13,500	177
	Inpex Corp.	25	176
	Nitto Denko Corp.	4,500	176
	Yamato Holdings Co. Ltd.	12,200	174
	Daiwa House
	Industry Co. Ltd.	16,000	172
	Isuzu Motors Ltd.	54,000	172
	Sekisui House Ltd.	18,000	172
	Ajinomoto Co. Inc.	18,000	169
	Shikoku Electric
	Power Co. Inc.	6,200	166
	Ibiden Co. Ltd.	4,600	166
	Nippon Yusen KK	40,000	164
	Shionogi & Co. Ltd.	9,100	164
	Toppan Printing Co. Ltd.	18,000	164
	Chuo Mitsui Trust
	Holdings Inc.	43,000	164

21

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Shizuoka Bank Ltd.	19,000	159
	JS Group Corp.	8,100	159
	Odakyu Electric
	Railway Co. Ltd.	19,000	159
*	Sanyo Electric Co. Ltd.	99,000	157
	Aisin Seiki Co. Ltd.	5,100	155
	Daito Trust
	Construction Co. Ltd.	2,900	155
	Chiba Bank Ltd.	23,000	146
	Taisho Pharmaceutical
	Co. Ltd.	8,000	146
	NTT Data Corp.	39	141
	Chugai Pharmaceutical
	Co. Ltd.	7,700	139
	Kintetsu Corp.	44,000	139
	Mazda Motor Corp.	47,000	139
	Tokyu Corp.	33,000	138
	Sojitz Corp.	76,000	137
	Advantest Corp.	5,200	134
	JSR Corp.	6,600	134
	Nippon Express Co. Ltd.	28,000	132
	OJI Paper Co. Ltd.	28,000	132
	Toyota Industries Corp.	4,500	131
	Dentsu Inc.	4,800	131
	Fukuoka Financial Group Inc.	30,000	130
	Benesse Holdings Inc.	2,800	129
	Ono Pharmaceutical Co. Ltd.	3,100	128
*	Yamaha Motor Co. Ltd.	8,700	128
	JTEKT Corp.	11,100	128
	SBI Holdings Inc.	580	124
	Trend Micro Inc.	3,600	122
	JGC Corp.	7,000	121
	Hokuriku Electric Power Co.	5,700	118
	Isetan Mitsukoshi
	Holdings Ltd.	10,200	118
	Keihin Electric Express
	Railway Co. Ltd.	14,000	117
	Unicharm Corp.	1,200	117
	Brother Industries Ltd.	9,600	117
	Tobu Railway Co. Ltd.	22,000	116
	Fukuyama Transporting
	Co. Ltd.	22,000	115
	Lawson Inc.	2,600	115
	Shimano Inc.	2,500	114
	Makita Corp.	3,600	112
	Nissin Foods Holdings
	Co. Ltd.	3,300	111
	Keio Corp.	17,000	110
	Japan Steel Works Ltd.	10,000	110
	Hokkaido Electric
	Power Co. Inc.	5,600	109
*	Elpida Memory Inc.	5,100	109
	Hirose Electric Co. Ltd.	1,000	108
	Nippon Electric Glass Co. Ltd.	7,000	107
	Kawasaki Heavy
	Industries Ltd.	34,000	107

			Market
			Value•
		Shares	($000)
	Dena Co. Ltd.	13	105
	Sumitomo Heavy
	Industries Ltd.	16,000	105
	Mitsumi Electric Co. Ltd.	4,600	100
	Taiyo Nippon Sanso Corp.	11,000	99
	Kurita Water Industries Ltd.	3,400	98
	Toyo Seikan Kaisha Ltd.	5,700	98
	Credit Saison Co. Ltd.	6,400	94
	Seiko Epson Corp.	5,200	92
	Oriental Land Co. Ltd.	1,300	92
	All Nippon Airways Co. Ltd.	29,000	92
	Fuji Heavy Industries Ltd.	16,000	90
	Furukawa Electric Co. Ltd.	18,000	89
	Sony Financial Holdings Inc.	24	87
	Showa Denko KK	38,000	86
	FamilyMart Co. Ltd.	2,500	86
	Toho Gas Co. Ltd.	17,000	86
	Mitsui Chemicals Inc.	26,000	85
	Takashimaya Co. Ltd.	9,000	85
	Toho Co. Ltd.	4,900	84
	Nippon Paper Group Inc.	3,000	84
	NSK Ltd.	11,000	84
	Teijin Ltd.	26,000	83
	Amada Co. Ltd.	10,000	82
	J Front Retailing Co. Ltd.	14,000	82
	Minebea Co. Ltd.	14,000	81
	Nissan Chemical
	Industries Ltd.	6,000	81
*	Kawasaki Kisen Kaisha Ltd.	19,000	81
	Keihan Electric
	Railway Co. Ltd.	20,000	80
	Denki Kagaku Kogyo KK	18,000	80
	Shimizu Corp.	20,000	80
	Nisshin Seifun Group Inc.	6,500	80
*	Sumco Corp.	3,600	80
	Mitsubishi Tanabe
	Pharma Corp.	6,000	79
	THK Co. Ltd.	3,600	79
	Nitori Co. Ltd.	1,000	79
	MEDIPAL HOLDINGS Corp.	6,300	79
	Hachijuni Bank Ltd.	14,000	79
	Sankyo Co. Ltd.	1,700	78
	Mitsubishi Gas
	Chemical Co. Inc.	13,000	78
^	GS Yuasa Corp.	11,000	78
	Hitachi Chemical Co. Ltd.	3,600	78
	IHI Corp.	39,000	78
	Stanley Electric Co. Ltd.	3,800	78
	Chugoku Bank Ltd.	6,000	77
	Nippon Meat Packers Inc.	6,000	76
	Nippon Sheet Glass Co. Ltd.	23,000	76
	Sekisui Chemical Co. Ltd.	11,000	75
	Panasonic Electric
	Works Co. Ltd.	6,000	74
	Santen Pharmaceutical
	Co. Ltd.	2,300	73

22

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Toyota Tsusho Corp.	4,900	73
	MEIJI Holdings Co. Ltd.	2,017	73
	Hokuhoku Financial
	Group Inc.	36,000	72
	Kajima Corp.	28,000	71
	Gunma Bank Ltd.	13,000	70
	Yamaguchi Financial
	Group Inc.	7,000	70
	Fujikura Ltd.	13,000	69
^	Shinsei Bank Ltd.	53,000	69
	Suruga Bank Ltd.	7,000	69
	TonenGeneral Sekiyu KK	8,000	68
	TOTO Ltd.	10,000	67
	Obayashi Corp.	15,000	67
	Joyo Bank Ltd.	16,000	67
	Shimadzu Corp.	8,000	66
	Taisei Corp.	29,000	66
	Ube Industries Ltd.	26,000	66
	Hiroshima Bank Ltd.	16,000	66
	Mitsubishi Logistics Corp.	5,000	65
	Alfresa Holdings Corp.	1,300	65
	Iyo Bank Ltd.	7,000	65
	Namco Bandai Holdings Inc.	6,500	65
	Chiyoda Corp.	7,000	64
	Sega Sammy Holdings Inc.	4,900	64
	Marui Group Co. Ltd.	8,100	64
	Hitachi Construction
	Machinery Co. Ltd.	3,000	64
	Kyowa Hakko Kirin Co. Ltd.	6,000	63
	Yamaha Corp.	5,100	62
	Kinden Corp.	7,000	62
	Bank of Kyoto Ltd.	7,000	62
	Mabuchi Motor Co. Ltd.	1,100	61
	Yamato Kogyo Co. Ltd.	1,900	60
*	Haseko Corp.	53,000	56
	Rinnai Corp.	1,100	54
	Nisshin Steel Co. Ltd.	25,000	53
	Casio Computer Co. Ltd.	6,500	51
	Nippon Paint Co. Ltd.	8,000	51
	Don Quijote Co. Ltd.	1,900	51
	Tokyo Tatemono Co. Ltd.	11,000	51
	Konami Corp.	2,600	50
	Koito Manufacturing Co. Ltd.	3,000	49
	NOK Corp.	2,900	49
	Higo Bank Ltd.	9,000	49
	Cosmo Oil Co. Ltd.	18,000	49
	Toyo Suisan Kaisha Ltd.	2,000	48
	Fuji Electric Holdings Co. Ltd.	16,000	48
	Hisamitsu Pharmaceutical
	Co. Inc.	1,300	48
	Taiyo Yuden Co. Ltd.	3,000	46
	Hamamatsu Photonics KK	1,600	46
	Nagoya Railroad Co. Ltd.	16,000	45
	Kikkoman Corp.	4,000	44
	Air Water Inc.	4,000	44
	Yaskawa Electric Corp.	5,000	44

			Market
			Value•
		Shares	($000)
	Aeon Mall Co. Ltd.	2,100	44
	Seino Holdings Corp.	6,000	43
	Hitachi Metals Ltd.	4,000	43
	Disco Corp.	600	42
	Suzuken Co. Ltd.	1,100	42
	Sotetsu Holdings Inc.	10,000	42
	Keisei Electric Railway Co. Ltd.	7,000	41
	Onward Holdings Co. Ltd.	5,000	41
	Ebara Corp.	8,000	41
	Yokogawa Electric Corp.	4,800	41
	Citizen Holdings Co. Ltd.	5,900	41
	DIC Corp.	19,000	41
	NGK Spark Plug Co. Ltd.	3,000	41
	USS Co. Ltd.	590	40
	Shimamura Co. Ltd.	400	40
	Hino Motors Ltd.	8,000	40
	77 Bank Ltd.	7,000	40
*	Mizuho Trust &
	Banking Co. Ltd.	40,000	39
	Sapporo Hokuyo Holdings Inc.	8,500	39
	Dowa Holdings Co. Ltd.	7,000	39
	Daihatsu Motor Co. Ltd.	4,000	39
	Daicel Chemical
	Industries Ltd.	6,000	38
	NHK Spring Co. Ltd.	4,000	38
	Yamazaki Baking Co. Ltd.	3,000	38
	Wacoal Holdings Corp.	3,000	38
	Asics Corp.	4,000	38
	UNY Co. Ltd.	4,200	38
	Ushio Inc.	2,300	38
	Tsumura & Co.	1,300	38
	Mitsubishi UFJ Lease &
	Finance Co. Ltd.	980	38
	Kansai Paint Co. Ltd.	5,000	38
	Yokohama Rubber Co. Ltd.	8,000	37
	Kagome Co. Ltd.	2,200	37
	Dainippon Sumitomo
	Pharma Co. Ltd.	4,400	36
	Nippon Shokubai Co. Ltd.	4,000	36
	Mori Seiki Co. Ltd.	3,000	36
	Obic Co. Ltd.	180	36
	Toyoda Gosei Co. Ltd.	1,300	36
	ABC-Mart Inc.	1,000	36
	Circle K Sunkus Co. Ltd.	2,500	35
	Nippon Kayaku Co. Ltd.	4,000	35
	Tokai Carbon Co. Ltd.	6,000	35
	NTN Corp.	8,000	35
*	Alps Electric Co. Ltd.	4,800	35
	Yamatake Corp.	1,400	35
	Tokyo Steel Manufacturing
	Co. Ltd.	2,600	35
	Oracle Corp. Japan	700	35
	Mitsui Engineering &
	Shipbuilding Co. Ltd.	13,000	35
	Ezaki Glico Co. Ltd.	3,000	35
	Nishi-Nippon City Bank Ltd.	12,000	35

23

Total World Stock Index Fund

		Market
		Value•
	Shares	($000)
Tokyu Land Corp.	8,000	34
Daido Steel Co. Ltd.	8,000	34
Sumitomo Forestry Co. Ltd.	4,000	34
Toyota Boshoku Corp.	1,900	34
Tokuyama Corp.	6,000	34
Kokuyo Co. Ltd.	3,600	34
Promise Co. Ltd.	3,500	33
Idemitsu Kosan Co. Ltd.	400	33
Pacific Metals Co. Ltd.	4,000	33
Sumitomo Bakelite Co. Ltd.	6,000	33
Kamigumi Co. Ltd.	4,000	33
Mitsui Mining &
Smelting Co. Ltd.	12,000	33
Hakuhodo DY Holdings Inc.	570	32
Miraca Holdings Inc.	1,000	32
Nanto Bank Ltd.	6,000	32
Shinko Electric Industries
Co. Ltd.	1,800	32
Nomura Real Estate
Holdings Inc.	1,800	32
Nisshinbo Holdings Inc.	3,000	32
Ryohin Keikaku Co. Ltd.	700	32
Aeon Credit Service Co. Ltd.	2,900	32
Autobacs Seven Co. Ltd.	900	32
Aozora Bank Ltd.	22,000	32
NTT Urban Development Corp.	32	31
Tosoh Corp.	11,000	31
Kewpie Corp.	2,800	31
Maruichi Steel Tube Ltd.	1,600	31
San-In Godo Bank Ltd.	4,000	31
Japan Petroleum
Exploration Co.	600	31
Glory Ltd.	1,200	31
Hitachi High-
Technologies Corp.	1,400	31
Mizuho Securities Co. Ltd.	11,000	30
Nishi-Nippon Railroad
Co. Ltd.	8,000	30
Juroku Bank Ltd.	8,000	30
Sysmex Corp.	500	30
Shiga Bank Ltd.	5,000	30
Canon Marketing Japan Inc.	1,900	30
Sapporo Holdings Ltd.	6,000	29
Aoyama Trading Co. Ltd.	1,700	29
Toda Corp.	8,000	29
Sumitomo Osaka
Cement Co. Ltd.	15,000	29
Rengo Co. Ltd.	5,000	29
Sumitomo Rubber
Industries Ltd.	3,200	29
Izumi Co. Ltd.	2,000	29
Toyobo Co. Ltd.	17,000	28
Hokkoku Bank Ltd.	8,000	28
Kobayashi Pharmaceutical
Co. Ltd.	700	28
Capcom Co. Ltd.	1,400	28

			Market
			Value•
		Shares	($000)
	Komeri Co. Ltd.	1,100	28
	Awa Bank Ltd.	5,000	28
	Nichirei Corp.	7,000	28
	Jafco Co. Ltd.	900	28
	Matsumotokiyoshi Holdings
	Co. Ltd.	1,200	27
	Musashino Bank Ltd.	900	27
	Ito En Ltd.	1,700	26
	Kagoshima Bank Ltd.	4,000	26
	Takara Holdings Inc.	5,000	26
	Matsui Securities Co. Ltd.	3,500	26
	Ogaki Kyoritsu Bank Ltd.	8,000	26
	House Foods Corp.	1,800	26
	Square Enix Holdings Co. Ltd.	1,200	25
	Kaneka Corp.	4,000	25
	Nissha Printing Co. Ltd.	700	24
	Taiheiyo Cement Corp.	17,000	24
	Daishi Bank Ltd.	7,000	24
	IT Holdings Corp.	1,600	23
	Kissei Pharmaceutical Co. Ltd.	1,000	22
*	Leopalace21 Corp.	3,300	21
	Showa Shell Sekiyu KK	2,900	20
	Nipro Corp.	1,000	19
	COMSYS Holdings Corp.	2,000	19
	Takata Corp.	700	18
*	Dainippon Screen
	Manufacturing Co. Ltd.	3,000	17
	Lion Corp.	3,000	15
	Tokai Rika Co. Ltd.	600	13
	Nabtesco Corp.	1,000	13
	Shimachu Co. Ltd.	600	12
	Coca-Cola West Co. Ltd.	700	12
	Hyakujushi Bank Ltd.	3,000	12
	Zeon Corp.	2,000	12
	Nagase & Co. Ltd.	1,000	12
	Toho Titanium Co. Ltd.	500	11
	Point Inc.	170	11
	Mochida Pharmaceutical
	Co. Ltd.	1,000	10
	Sundrug Co. Ltd.	400	9
	NS Solutions Corp.	400	9
	Hyakugo Bank Ltd.	2,000	9
	Culture Convenience Club
	Co. Ltd.	1,700	9
	Nidec Sankyo Corp.	1,000	9
	Sumitomo Real Estate Sales
	Co. Ltd.	170	8
	Toshiba TEC Corp.	2,000	8
	Tokyo Style Co. Ltd.	1,000	8
	MISUMI Group Inc.	400	8
	OSAKA Titanium
	Technologies Co.	200	8
	Funai Electric Co. Ltd.	200	8
	Shima Seiki Manufacturing Ltd.	300	8
	Lintec Corp.	400	8
	Itochu Techno-Solutions Corp.	200	8

24

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Nippon Television Network Corp.	50	7
	Tokai Rubber Industries Inc.	600	7
	Gunze Ltd.	2,000	7
	Monex Group Inc.	15	7
	Acom Co. Ltd.	450	7
	Otsuka Corp.	100	7
	OKUMA Corp.	1,000	7
	Ulvac Inc.	300	7
	H2O Retailing Corp.	1,000	7
*	Renesas Electronics Corp.	500	7
	PanaHome Corp.	1,000	7
	Hitachi Koki Co. Ltd.	600	7
	Kandenko Co. Ltd.	1,000	7
	Mizuho Investors Securities
	Co. Ltd.	6,000	6
	Hikari Tsushin Inc.	300	6
	Hitachi Capital Corp.	400	6
	Hitachi Cable Ltd.	2,000	6
	Sohgo Security Services
	Co. Ltd.	500	6
	Asatsu-DK Inc.	200	5
	Tokyo Broadcasting System
	Holdings Inc.	300	5
	Sumisho Computer
	Systems Corp.	300	5
	TV Asahi Corp.	3	5
	Heiwa Corp.	500	5
	Toyota Auto Body Co. Ltd.	300	5
	Fuji Media Holdings Inc.	3	5
	Kansai Urban Banking Corp.	3,000	5
	Kose Corp.	200	5
	Keiyo Bank Ltd.	1,000	5
	Okasan Securities Group Inc.	1,000	5
	Toppan Forms Co. Ltd.	400	4
	kabu.com Securities Co. Ltd.	800	4
	SKY Perfect JSAT Holdings Inc.	10	4
	Bank of Nagoya Ltd.	1,000	4
	Axell Corp.	100	3
	Takefuji Corp.	630	3
*	SFCG Co. Ltd.	120	—
			75,880
Luxembourg (0.0%)
	Millicom International
	Cellular SA	3,740	330
	RTL Group SA	795	64
			394
Malaysia (0.5%)
	CIMB Group Holdings Bhd.	123,900	549
	Public Bank Bhd.	120,611	454
	Malayan Banking Bhd.	186,015	444
	Sime Darby Bhd.	158,300	434
	IOI Corp. Bhd.	180,940	307
*	Axiata Group Bhd.	232,566	283
	Genting Bhd.	96,600	209

			Market
			Value•
		Shares	($000)
*	Malaysia International
	Shipping Corp., Bhd.
	(Local)	61,200	171
	AMMB Holdings Bhd.	84,700	131
	Maxis Bhd.	76,600	127
	Tenaga Nasional Bhd.	43,000	114
	PPB Group Bhd.	19,600	109
	Genting Malaysia Bhd.	119,900	108
	Kuala Lumpur Kepong Bhd.	18,300	94
	DiGi.Com Bhd.	12,300	88
	IJM Corp. Bhd.	54,960	85
	PLUS Expressways Bhd.	71,500	77
	YTL Corp. Bhd.	31,388	73
	Gamuda Bhd.	63,300	59
	Petronas Gas Bhd.	18,900	59
	British American Tobacco
	Malaysia Bhd.	4,200	58
	Telekom Malaysia Bhd.	49,500	54
	YTL Power International Bhd.	77,337	53
	Berjaya Sports Toto Bhd.	34,800	50
	UMW Holdings Bhd.	24,600	49
	Hong Leong Bank Bhd.	17,200	47
	SP Setia Bhd.	31,400	41
	RHB Capital Bhd.	20,300	39
	Astro All Asia Networks PLC	29,600	39
	Alliance Financial Group Bhd.	39,200	38
	Lafarge Malayan
	Cement Bhd.	17,900	38
	Tanjong PLC	6,700	37
	Parkson Holdings Bhd.	18,786	34
	Petronas Dagangan Bhd.	11,400	32
	MMC Corp. Bhd.	41,100	32
*	Proton Holdings Bhd.	9,400	14
	EON Capital Bhd.	5,400	12
*	Public Bank Bhd.	1,614	6
*	Gamuda Bhd. Rights Exp.
	05/11/2010	7,912	1
			4,649
Mexico (0.7%)
	America Movil SAB de CV	680,933	1,758
	Grupo Mexico SAB de CV
	Class B	284,477	747
	Wal-Mart de Mexico
	SAB de CV	234,600	546
	Fomento Economico
	Mexicano SAB de CV	92,800	440
*	Cemex SAB de CV ADR	36,888	438
	Grupo Televisa SA	92,400	384
	Grupo Financiero Banorte
	SAB de CV	90,000	374
	Telefonos de Mexico
	SAB de CV	442,400	341
	Telmex Internacional
	SAB de CV	299,992	287
*	Carso Global Telecom
	SAB de CV	33,000	167

25

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Industrias Penoles SAB de CV	4,840	102
	Grupo Elektra SA de CV	2,070	99
	Grupo Modelo SAB de CV	14,700	81
	Grupo Financiero Inbursa SA	22,400	75
	Mexichem SAB de CV	23,615	68
	Kimberly-Clark de Mexico
	SAB de CV Class A	10,800	63
	Grupo Bimbo SAB de CV
	Class A	7,500	60
	Alfa SAB de CV Class A	7,600	59
	Grupo Carso SAB de CV	16,100	59
	Grupo Aeroportuario del
	Pacifico SAB de CV Class B	11,000	39
*	Urbi Desarrollos Urbanos
	SAB de CV	15,000	35
*	Impulsora Del Desarrollo
	Y El Empleo en America
	Latina SAB de CV	7,300	9
*	Organizacion Soriana
	SAB de CV Class B	2,300	7
*	Carso Infraestructura y
	Construccion SAB de CV	9,700	6
			6,244
Netherlands (1.0%)
	Unilever NV	53,042	1,614
*	ING Groep NV	131,255	1,159
	Koninklijke Philips
	Electronics NV	32,359	1,087
	Koninklijke KPN NV	56,917	854
	Koninklijke Ahold NV	43,616	598
	TNT NV	16,685	510
	Akzo Nobel NV	8,526	504
*	Aegon NV	64,834	453
	ASML Holding NV	13,774	452
	Heineken NV	7,893	368
	Reed Elsevier NV	30,094	358
	Koninklijke DSM NV	5,158	230
*	Randstad Holding NV	4,160	211
	Wolters Kluwer NV	8,583	175
^	Corio NV	2,932	170
	Heineken Holding NV	2,818	115
	Fugro NV	1,747	114
	SBM Offshore NV	3,446	68
			9,040
New Zealand (0.1%)
	Fletcher Building Ltd.	22,984	139
	Telecom Corp. of
	New Zealand Ltd.	70,656	111
	Fisher & Paykel
	Healthcare Corp. Ltd.	21,665	55
	Auckland International
	Airport Ltd.	35,852	52
	Contact Energy Ltd.	9,078	41
	Sky City Entertainment
	Group Ltd.	14,815	34
	Sky Network Television Ltd.	8,760	32

			Market
			Value•
		Shares	($000)
	Kiwi Income Property Trust	41,436	30
	Air New Zealand Ltd.	8,903	9
	Vector Ltd.	4,251	7
	Warehouse Group Ltd.	2,427	7
			517
Norway (0.4%)
	Statoil ASA	42,050	1,017
^	DnB NOR ASA	39,743	470
*	Telenor ASA	26,506	377
^	Orkla ASA	39,050	329
	Seadrill Ltd.	12,000	302
	Yara International ASA	7,750	269
*,^	Norsk Hydro ASA	30,700	240
*	Storebrand ASA	18,800	142
	Aker Solutions ASA	4,710	79
*,^	Renewable Energy Corp. ASA	7,603	26
*	Renewable Energy Corp. ASA
	Rights Exp. 05/14/2010	3,801	5
			3,256
Peru (0.1%)
	Cia de Minas Buenaventura
	SA ADR	12,446	409
	Southern Copper Corp.	6,131	187
	Credicorp Ltd.	1,317	115
	Volcan Cia Minera SAA
	Class B	22,647	26
	Sociedad Minera
	Cerro Verde SAA	543	14
			751
Philippines (0.1%)
	Philippine Long Distance
	Telephone Co.	1,450	81
	Ayala Land Inc.	208,100	63
	Manila Electric Co.	15,000	59
	Ayala Corp.	6,000	46
	SM Investments Corp.	5,000	44
	Bank of the Philippine Islands	40,136	41
	Banco de Oro Unibank Inc.	37,000	35
	Metropolitan Bank & Trust	27,500	32
	SM Prime Holdings Inc.	134,000	31
	Jollibee Foods Corp.	20,000	26
	Globe Telecom Inc.	1,000	22
*	Petron Corp.	47,000	7
			487
Poland (0.1%)
	Powszechna Kasa
	Oszczednosci Bank
	Polski SA	24,771	357
*	Bank Pekao SA	6,015	343
	KGHM Polska Miedz SA	4,488	167
	Telekomunikacja Polska SA	22,396	122
*	Polski Koncern Naftowy Orlen	8,579	113
*	Polska Grupa Energetyczna SA	7,000	52
*	Getin Holding SA	12,268	45
	TVN SA	6,300	40

26

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Polskie Gornictwo Naftowe
	i Gazownictwo SA	25,082	30
*	Bank Zachodni WBK SA	200	15
*	Bank Handlowy w
	Warszawie SA	362	10
*	BRE Bank SA	100	9
*	Globe Trade Centre SA	1,000	8
			1,311
Portugal (0.1%)
*	Portugal Telecom SGPS SA	35,754	364
	EDP - Energias de
	Portugal SA	96,970	347
	Banco Comercial
	Portugues SA	123,398	116
	Galp Energia SGPS SA
	Class B	6,888	111
	Zon Multimedia Servicos de
	Telecomunicacoes e
	Multimedia SGPS SA	24,987	110
	Brisa Auto-Estradas de
	Portugal SA	10,263	73
	Jeronimo Martins SGPS SA	5,743	59
	Banco BPI SA	20,861	47
*	EDP Renovaveis SA	5,968	42
	Cimpor Cimentos de
	Portugal SGPS SA	4,605	33
	Banco Espirito Santo SA	5,640	27
			1,329
Russia (0.9%)
	Lukoil OAO ADR	19,744	1,111
	Surgutneftegaz ADR	116,991	1,107
	Gazprom OAO ADR	44,466	1,021
	Gazprom OAO	149,807	857
	Sberbank of Russian
	Federation	282,419	746
	Rosneft Oil Co. GDR	84,225	674
	MMC Norilsk Nickel ADR	29,926	565
*	Federal Grid Co. Unified
	Energy System JSC	29,858,205	373
	Mobile Telesystems
	OJSC	29,479	269
	Gazprom Neft JSC	49,861	269
	Tatneft ADR	8,856	267
	Novolipetsk Steel OJSC	58,869	214
	Polyus Gold Co.	2,640	125
*	Sistema JSFC	101,482	105
*	Uralkali	22,779	98
	VTB Bank OJSC GDR	17,234	92
*	Severstal OAO	6,977	91
	Lukoil OAO	1,420	80
	Magnitogorsk Iron &
	Steel Works	33,131	35
	Rosneft Oil Co.	3,288	26
*	Polymetal	2,155	22
	Rostelecom OJSC	3,672	16

			Market
			Value•
		Shares	($000)
	Wimm-Bill-Dann Foods
	OJSC ADR	620	14
	Aeroflot–Russian
	Airlines OJSC	5,336	11
			8,188
Singapore (0.7%)
	DBS Group Holdings Ltd.	54,000	595
	Singapore
	Telecommunications Ltd.	262,000	578
	United Overseas Bank Ltd.	36,000	527
	Oversea-Chinese
	Banking Corp. Ltd.	76,000	483
	Wilmar International Ltd.	91,972	462
	Keppel Corp. Ltd.	55,984	397
	Singapore Exchange Ltd.	53,737	319
	Fraser and Neave Ltd.	83,000	295
	CapitaLand Ltd.	91,500	247
	Noble Group Ltd.	94,000	204
	Singapore Airlines Ltd.	17,000	187
	City Developments Ltd.	22,000	169
*	Golden Agri-Resources Ltd.	371,831	157
	Singapore Press
	Holdings Ltd.	52,000	155
	Singapore Post Ltd.	189,000	150
	M1 Ltd.	86,000	133
*,^	Genting Singapore PLC	171,000	118
	Singapore Technologies
	Engineering Ltd.	49,000	112
	Ascendas Real Estate
	Investment Trust	66,000	92
	Jardine Cycle & Carriage Ltd.	4,000	88
	Parkway Holdings Ltd.	33,455	82
	Haw Par Corp. Ltd.	18,000	79
	Venture Corp. Ltd.	11,000	79
	CapitaMall Trust	50,600	71
	Keppel Land Ltd.	23,600	64
^	Olam International Ltd.	33,000	62
	SembCorp Industries Ltd.	19,231	58
	SembCorp Marine Ltd.	18,389	56
	ComfortDelgro Corp. Ltd.	47,000	53
	Yangzijiang Shipbuilding
	Holdings Ltd.	50,036	49
	CapitaCommercial Trust	51,810	45
	UOL Group Ltd.	14,000	39
	StarHub Ltd.	21,000	36
	Neptune Orient Lines Ltd.	10,500	16
	Allgreen Properties Ltd.	16,000	15
*	STATS ChipPAC Ltd.	15,000	12
	Wing Tai Holdings Ltd.	8,000	10
	Guocoland Ltd.	6,000	10
	Cosco Corp. Singapore Ltd.	8,000	10
	Hotel Properties Ltd.	6,000	10
	Yanlord Land Group Ltd.	8,000	10
	Wheelock Properties
	Singapore Ltd.	7,000	10
	Singapore Land Ltd.	2,000	10

27

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	SIA Engineering Co. Ltd.	3,000	8
	SMRT Corp. Ltd.	4,000	7
*	Golden Agri-Resources Ltd.
	Warrants Exp. 07/23/2012	18,588	2
			6,371
South Africa (1.1%)
	MTN Group Ltd.	62,111	914
	Sasol Ltd.	21,141	855
	Standard Bank Group Ltd.	51,960	801
	Impala Platinum Holdings Ltd.	21,778	614
	Naspers Ltd.	14,987	604
	AngloGold Ashanti Ltd.	12,458	521
	FirstRand Ltd.	167,475	460
*	Anglo Platinum Ltd.	4,002	434
	Gold Fields Ltd.	27,345	365
	Bidvest Group Ltd.	15,077	280
	Sanlam Ltd.	84,623	276
	Remgro Ltd.	18,622	248
	ABSA Group Ltd.	11,570	218
	Shoprite Holdings Ltd.	20,510	218
	Steinhoff International
	Holdings Ltd.	71,438	195
	Kumba Iron Ore Ltd.	4,067	192
	Harmony Gold
	Mining Co. Ltd.	16,935	165
*	Aspen Pharmacare
	Holdings Ltd.	13,124	148
	African Bank Investments Ltd.	28,029	134
	Nedbank Group Ltd.	6,980	126
	RMB Holdings Ltd.	27,685	125
	Vodacom Group Pty Ltd.	15,717	120
	Truworths International Ltd.	15,950	114
	Massmart Holdings Ltd.	7,053	105
	ArcelorMittal South Africa Ltd.	9,118	104
	Growthpoint Properties Ltd.	49,859	103
	Tiger Brands Ltd.	3,750	96
	Woolworths Holdings Ltd.	29,006	91
	Aveng Ltd.	17,911	90
	Murray & Roberts
	Holdings Ltd.	15,647	87
	Netcare Ltd.	43,269	79
	Pretoria Portland
	Cement Co. Ltd.	16,828	75
	Foschini Ltd.	8,042	74
*	Sappi Ltd.	17,305	73
	Imperial Holdings Ltd.	5,300	70
	Investec Ltd.	7,000	59
	African Rainbow Minerals Ltd.	2,043	55
	Spar Group Ltd.	4,900	51
	Nampak Ltd.	19,300	47
	Barloworld Ltd.	6,580	44
	Reunert Ltd.	5,500	43
	Discovery Holdings Ltd.	8,542	41
	Metropolitan Holdings Ltd.	18,085	41
	Mr Price Group Ltd.	7,108	40
	Tongaat Hulett Ltd.	2,852	40

			Market
			Value•
		Shares	($000)
	Adcock Ingram Holdings Ltd.	4,808	38
	Exxaro Resources Ltd.	2,225	37
	AVI Ltd.	11,213	36
*	Sun International Ltd.	2,760	35
	Aeci Ltd.	3,756	34
	Northam Platinum Ltd.	4,708	33
	Mondi Ltd.	4,735	33
*	Mvelaphanda Resources Ltd.	4,749	33
	Pick n Pay Stores Ltd.	4,930	28
	Telkom SA Ltd.	5,420	27
	JD Group Ltd.	3,307	20
	JSE Ltd.	1,262	12
	Clicks Group Ltd.	2,834	12
	Allied Technologies Ltd.	878	8
	Medi-Clinic Corp. Ltd.	2,303	8
	Santam Ltd.	589	8
	Lewis Group Ltd.	974	8
	Illovo Sugar Ltd.	2,033	8
	Pick’n Pay Holdings Ltd.	3,111	7
	Fountainhead Property Trust	8,100	7
	Wilson Bayly
	Holmes-Ovcon Ltd.	426	7
	Gold Reef Resorts Ltd.	2,597	6
	African Oxygen Ltd.	1,948	6
	Grindrod Ltd.	1,000	2
*	Highveld Steel and
	Vanadium Corp. Ltd.	153	2
	Group Five Ltd.	300	2
			10,092
South Korea (2.0%)
1	Samsung Electronics
	Co. Ltd. GDR	8,299	3,170
	POSCO ADR	11,169	1,253
	Shinhan Financial Group
	Co. Ltd. ADR	8,989	765
	Hyundai Motor Co.	5,688	694
	KB Financial Group Inc. ADR	12,155	593
	Samsung Electronics Co. Ltd.	719	547
	Hyundai Heavy Industries
	Co. Ltd.	1,973	447
	LG Chem Ltd.	1,721	435
	Hyundai Mobis	2,522	419
	LG Electronics Inc.	3,756	410
	LG Display Co. Ltd.	9,310	396
*	Hynix Semiconductor Inc.	15,390	389
	Samsung Fire & Marine
	Insurance Co. Ltd.	1,663	307
*	NHN Corp.	1,689	282
	SK Energy Co. Ltd.	2,484	271
	Korea Electric Power Corp.	8,880	269
	Samsung Electro-Mechanics
	Co. Ltd.	2,075	262
	Kia Motors Corp.	10,580	258
	Samsung C&T Corp.	5,436	257
	Shinsegae Co. Ltd.	507	232
	LG Corp.	3,193	218

28

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Samsung Heavy Industries
	Co. Ltd.	8,540	196
	Hana Financial Group Inc.	5,970	186
	S-Oil Corp.	3,220	164
	Hyundai Engineering &
	Construction Co. Ltd.	3,127	151
	Samsung SDI Co. Ltd.	1,087	145
	SK Telecom Co. Ltd. ADR	7,709	143
	OCI Co. Ltd.	728	138
	Samsung Techwin Co. Ltd.	1,690	134
	Cheil Industries Inc.	1,860	133
	KT Corp. ADR	5,880	133
	Samsung Engineering Co. Ltd.	1,319	127
	Woori Finance Holdings
	Co. Ltd.	7,690	122
	Samsung Securities Co. Ltd.	2,127	117
	SK Holdings Co. Ltd.	1,493	117
	LG Household &
	Health Care Ltd.	412	113
	KT&G Corp.	2,208	111
	Hyundai Steel Co.	1,351	110
	Amorepacific Corp.	140	106
	GS Engineering &
	Construction Corp.	1,360	103
	Korea Exchange Bank	8,210	100
	Doosan Heavy Industries and
	Construction Co. Ltd.	1,328	97
	Kangwon Land Inc.	6,110	95
	Hankook Tire Co. Ltd.	4,230	95
	Doosan Corp.	822	90
	Lotte Shopping Co. Ltd.	314	89
	Hanwha Corp.	2,380	88
	Honam Petrochemical Corp.	673	87
	Korea Zinc Co. Ltd.	496	86
	Daewoo Securities Co. Ltd.	4,540	85
	LS Corp.	1,025	84
	Woongjin Coway Co. Ltd.	2,450	81
	Hyosung Corp.	1,107	79
	NCSoft Corp.	519	77
	Daewoo International Corp.	2,399	76
	Hyundai Securities Co.	6,470	76
	CJ CheilJedang Corp.	378	75
	Busan Bank	7,060	75
	Dongbu Insurance Co. Ltd.	2,370	75
	Industrial Bank of Korea	5,190	72
	Hyundai Mipo Dockyard	512	72
	Daelim Industrial Co. Ltd.	1,243	71
	Daegu Bank Ltd.	5,310	70
	Samsung Card Co.	1,413	70
	LG Telecom Ltd.	8,730	66
	Hyundai Department
	Store Co. Ltd.	721	64
*	Korean Air Lines Co. Ltd.	1,000	63
	Woori Investment &
	Securities Co. Ltd.	4,160	61

			Market
			Value•
		Shares	($000)
	Hyundai Development Co.	2,450	60
	Hyundai Merchant
	Marine Co. Ltd.	2,440	60
	Korea Investment
	Holdings Co. Ltd.	2,010	59
	Yuhan Corp.	400	58
	Daewoo Shipbuilding &
	Marine Engineering Co. Ltd.	3,000	57
	KCC Corp.	180	51
*	Hanjin Shipping Co. Ltd.	1,584	46
*	Doosan Infracore Co. Ltd.	2,330	46
	GS Holdings	1,270	44
	Hanwha Chem Corp.	2,900	44
	S1 Corp.	1,020	44
	STX Pan Ocean Co. Ltd.	3,610	42
	Cheil Worldwide Inc.	127	40
*	STX Corp. Co. Ltd.	2,204	38
*	Daum Communications Corp.	630	38
	Hanjin Heavy Industries &
	Construction Co. Ltd.	1,420	35
	Hite Brewery Co. Ltd.	298	35
	STX Offshore &
	Shipbuilding Co. Ltd.	2,900	35
	CJ Corp.	601	35
	Lotte Confectionery Co. Ltd.	31	34
	SK Networks Co. Ltd.	3,440	34
	Samsung Fine
	Chemicals Co. Ltd.	700	33
	Lotte Chilsung
	Beverage Co. Ltd.	42	32
	Pacific Corp.	277	32
	Daishin Securities Co. Ltd.	2,300	31
	Nong Shim Co. Ltd.	150	29
	SKC Co. Ltd.	1,560	29
	Korea Gas Corp.	700	28
	Daewoo Engineering &
	Construction Co. Ltd.	2,880	27
	Dongkuk Steel Mill Co. Ltd.	1,250	26
	Mirae Asset Securities Co. Ltd.	511	25
*	Samsung Life Insurance
	Co. Ltd.	200	20
	Glovis Co. Ltd.	150	17
	Hyundai Hysco	910	15
	Halla Climate Control Corp.	1,040	14
*	Korea Express Co. Ltd.	198	11
	Lotte Midopa Co. Ltd.	1,020	10
	LG Hausys Ltd.	125	10
	Daishin Securities Co. Ltd.
	Prior Pfd.	950	8
*	Hanjin Shipping Holdings
	Co. Ltd.	305	5
	Sindoh Co. Ltd.	48	2
			17,981

29

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
Spain (1.6%)
	Telefonica SA	155,313	3,516
	Banco Santander SA	276,419	3,515
	Banco Bilbao Vizcaya
	Argentaria SA	126,303	1,661
	Iberdrola SA	174,724	1,387
	Repsol YPF SA	41,781	981
	Inditex SA	8,631	534
	ACS Actividades de
	Construccion y
	Servicios SA	8,767	398
	Gas Natural SDG SA	16,064	274
^	Banco de Sabadell SA	50,872	258
	Banco Popular Espanol SA	36,443	258
	Acerinox SA	10,628	212
	Abertis Infraestructuras SA	11,339	197
	Criteria Caixacorp SA	34,109	170
	Ferrovial SA	19,285	170
	Gamesa Corp. Tecnologica SA 9,424		116
	Enagas	5,769	116
	Iberdrola Renovables SA	27,219	105
	Mapfre SA	30,045	98
	Indra Sistemas SA	4,905	98
	Grifols SA	6,865	87
	Endesa SA	2,969	84
	Bankinter SA	11,325	84
	Acciona SA	819	81
	Red Electrica Corp. SA	1,477	70
	Fomento de Construcciones
	y Contratas SA	1,728	57
	Zardoya Otis SA	3,501	55
	Banco de Valencia SA	7,874	46
	Gestevision Telecinco SA	2,496	35
	Corp Financiera Alba	619	30
	Banco Espanol de Credito SA	1,960	20
*	Sacyr Vallehermoso SA	2,378	18
	Banco Santander SA ADR	420	5
*	Banco de Valencia SA
	Rights Exp. 05/10/2010	7,874	1
			14,737
Sweden (1.1%)
	Nordea Bank AB	130,715	1,275
	Telefonaktiebolaget LM
	Ericsson Class B	101,800	1,175
*	Volvo AB Class B	54,700	679
^	Hennes & Mauritz AB
	Class B	10,113	645
^	Sandvik AB	42,496	609
^	Svenska Handelsbanken
	AB Class A	21,344	599
	TeliaSonera AB	77,726	533
*	Skandinaviska Enskilda
	Banken AB Class A	65,548	447
^	Atlas Copco AB Class A	21,794	351
*	Volvo AB Class A	25,900	315
	Investor AB Class B	15,661	296

			Market
			Value•
		Shares	($000)
^	Assa Abloy AB Class B	12,667	292
^	SKF AB	13,832	276
	Electrolux AB Class B	10,365	267
^	Svenska Cellulosa AB Class B	20,417	266
	Tele2 AB	14,113	238
	Skanska AB Class B	13,803	229
	Scania AB Class B	12,350	216
*	Swedbank AB Class A	18,682	201
	SSAB AB Class A	10,700	187
^	Husqvarna AB	24,830	184
^	Atlas Copco AB Class B	11,962	173
^	Boliden AB	11,485	158
^	Alfa Laval AB	10,218	152
^	Swedish Match AB	6,000	136
	Securitas AB Class B	8,000	84
	Industrivarden AB Class A	5,300	76
	Industrivarden AB	5,503	75
	Holmen AB	1,400	35
	SSAB AB Class B	2,200	34
			10,203
Switzerland (2.9%)
	Nestle SA	123,864	6,061
	Novartis AG	76,435	3,897
	Roche Holding AG	23,727	3,746
*	UBS AG	118,702	1,839
*	Credit Suisse Group AG	38,486	1,766
	ABB Ltd.	78,589	1,507
	Zurich Financial Services AG	4,792	1,062
	Syngenta AG	3,446	873
	Cie Financiere Richemont SA	19,176	707
	Holcim Ltd.	8,857	660
	Swiss Reinsurance Co. Ltd.	12,811	556
	Swatch Group AG (Bearer)	1,270	372
	Geberit AG	1,540	273
	Adecco SA	4,573	269
	SGS SA	195	253
	Swisscom AG	745	253
	Givaudan SA	284	247
	Julius Baer Group Ltd.	6,419	221
	Kuehne & Nagel
	International AG	1,825	191
	Sonova Holding AG	1,514	188
	Synthes Inc.	1,444	164
	Swatch Group AG (Registered)	2,997	163
	Lonza Group AG	1,768	138
	Baloise-Holding AG	1,611	127
*	Actelion Ltd.	2,978	121
	Pargesa Holding SA	1,345	109
	Swiss Life Holding AG	869	106
	Lindt & Spruengli AG	4	104
	Nobel Biocare Holding AG	4,005	88
	Schindler Holding AG	819	71
	Straumann Holding AG	263	65
	GAM Holding Ltd.	4,952	62
	Lindt & Spruengli AG	20	44
	Schindler Holding AG (Bearer)	464	41

30

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	BKW FMB Energie AG	424	28
	EFG International AG	1,588	27
			26,399
Taiwan (1.4%)
	Taiwan Semiconductor
	Manufacturing
	Co. Ltd. ADR	181,667	1,924
	Hon Hai Precision
	Industry Co. Ltd.	295,682	1,388
	MediaTek Inc.	28,042	475
	Formosa Plastics Corp.	206,840	460
	Chimei Innolux Corp.	305,569	446
	AU Optronics Corp. ADR	36,657	425
	Nan Ya Plastics Corp.	201,330	422
*	Chunghwa Telecom
	Co. Ltd. ADR	19,475	380
	HTC Corp.	28,065	376
	Formosa Chemicals &
	Fibre Corp.	149,130	376
	China Steel Corp.	343,951	366
*	Cathay Financial Holding
	Co. Ltd.	171,400	274
	Asustek Computer Inc.	135,980	262
	Acer Inc.	93,490	255
*	Fubon Financial
	Holding Co. Ltd.	194,000	237
	Advanced Semiconductor
	Engineering Inc. ADR	38,783	188
	Delta Electronics Inc.	53,641	178
	Compal Electronics Inc.	126,415	176
	Chinatrust Financial
	Holding Co. Ltd.	298,716	169
	Formosa Petrochemical Corp.	60,140	158
	Mega Financial
	Holding Co. Ltd.	267,000	156
	Uni-President
	Enterprises Corp.	123,613	137
*	United Microelectronics
	Corp. ADR	38,135	135
	Foxconn Technology Co. Ltd.	30,888	128
	Yuanta Financial
	Holding Co. Ltd.	206,000	123
	Far Eastern New
	Century Corp.	111,462	121
	Taiwan Mobile Co. Ltd.	60,000	115
	Wistron Corp.	58,547	112
	Quanta Computer Inc.	59,450	112
	Hua Nan Financial
	Holdings Co. Ltd.	172,025	101
*	China Development
	Financial Holding Corp.	357,525	100
	Synnex Technology
	International Corp.	42,020	100
	Lite-On Technology Corp.	74,300	99
	Siliconware Precision
	Industries Co. ADR	15,700	97

			Market
			Value•
		Shares	($000)
	Taiwan Cooperative Bank	142,900	87
	Epistar Corp.	27,000	86
	First Financial Holding
	Co. Ltd.	150,423	83
*	SinoPac Financial
	Holdings Co. Ltd.	235,000	80
	Unimicron Technology Corp.	49,000	74
	Taiwan Fertilizer Co. Ltd.	23,000	73
	Pou Chen Corp.	79,318	68
	Macronix International	95,721	64
*	United Microelectronics
	Corp.	119,180	60
*	Taishin Financial Holding
	Co. Ltd.	146,374	56
	Far EasTone
	Telecommunications
	Co. Ltd.	46,000	56
	Inventec Co. Ltd.	97,000	56
*	Shin Kong Financial
	Holding Co. Ltd.	142,319	55
	Taiwan Glass Industrial Corp.	56,810	53
	Novatek Microelectronics
	Corp. Ltd.	15,025	52
	President Chain Store Corp.	17,952	51
*	Powerchip Semiconductor
	Corp.	295,000	50
*	Inotera Memories Inc.	71,109	50
	Largan Precision Co. Ltd.	3,020	50
	Chang Hwa
	Commercial Bank	108,000	48
*	Nanya Technology Corp.	53,591	47
	Asia Cement Corp.	47,813	45
	Cheng Shin Rubber
	Industry Co. Ltd.	20,900	45
*	Walsin Lihwa Corp.	100,000	44
	Realtek Semiconductor Corp.	16,050	43
	Taiwan Cement Corp.	48,030	43
	Advanced Semiconductor
	Engineering Inc.	44,115	43
	Chicony Electronics Co. Ltd.	16,246	43
*	HannStar Display Corp.	206,749	43
	Yulon Motor Co. Ltd.	36,000	42
	Coretronic Corp.	27,000	41
*	E.Sun Financial Holding
	Co. Ltd.	90,570	40
*	China Airlines Ltd.	87,425	37
*	CMC Magnetics Corp.	129,000	36
	Catcher Technology Co. Ltd.	13,310	35
	Giant Manufacturing Co. Ltd.	11,400	34
*	Chunghwa Picture Tubes	357,000	34
	Nan Ya Printed Circuit
	Board Corp.	8,160	34
	U-Ming Marine Transport Corp.	16,000	33
	Transcend Information Inc.	10,148	32
	Teco Electric and
	Machinery Co. Ltd.	72,000	32

31

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Taiwan Business Bank	118,000	32
	Advantech Co. Ltd.	14,015	31
	D-Link Corp.	31,980	31
	KGI Securities Co. Ltd.	65,000	30
*	Capital Securities Corp.	62,000	29
*	Polaris Securities Co. Ltd.	57,000	28
	Feng Hsin Iron & Steel Co.	17,000	28
	Siliconware Precision
	Industries Co.	21,030	26
	Formosa Taffeta Co. Ltd.	29,000	23
*	Tatung Co. Ltd.	112,000	23
*	Evergreen Marine Corp.
	Taiwan Ltd.	31,000	20
	Yageo Corp.	40,000	19
*	Winbond Electronics Corp.	53,000	15
*	Qisda Corp.	25,000	15
*	China Motor Corp.	19,000	13
	LITE-ON IT Corp.	12,060	13
*	Ritek Corp.	41,039	11
	Vanguard International
	Semiconductor Corp.	22,000	11
	Eternal Chemical Co. Ltd.	10,100	11
	Faraday Technology Corp.	6,029	11
	Oriental Union Chemical Corp.	12,000	10
*	Waterland Financial Holdings	32,000	10
	Cheng Uei Precision
	Industry Co. Ltd.	5,100	10
	Compal Communications Inc.	9,000	10
*	Yuen Foong Yu Paper
	Manufacturing Co. Ltd.	23,000	9
*	Cathay Real Estate
	Development Co. Ltd.	23,000	9
*	President Securities Corp.	15,000	9
*	Eva Airways Corp.	15,749	8
*	Far Eastern International Bank	23,952	8
	Inventec Appliances Corp.	8,400	7
*	Wan Hai Lines Ltd.	12,000	7
	Ton Yi Industrial Corp.	17,000	7
	Asia Optical Co. Inc.	4,040	7
	Yang Ming Marine
	Transport Corp.	16,000	7
	Micro-Star International
	Co. Ltd.	10,499	7
	Mitac International Corp.	14,000	7
*	Tatung Co. Ltd. GDR	1,475	6
	Taiwan Secom Co. Ltd.	3,000	5
			13,212
Thailand (0.2%)
	PTT PCL (Foreign)	30,300	238
	PTT Exploration &
	Production PCL (Foreign)	42,000	195
	Bank of Ayudhya PCL(Local)	208,000	126
	Siam Commercial
	Bank PCL (Foreign)	49,400	124
	Bangkok Bank PCL (Foreign)	31,100	114

			Market
			Value•
		Shares	($000)
	Electricity Generating
	PCL (Foreign)	44,100	108
	Kasikornbank PCL (Foreign)	37,100	107
	Banpu PCL	3,400	67
	Advanced Info Service
	PCL (Foreign)	28,000	65
	Charoen Pokphand Foods
	PCL (Foreign)	124,300	59
	CP ALL PCL (Foreign)	66,500	57
	PTT Aromatics & Refining
	PCL (Foreign)	65,200	55
	Siam Cement PCL (Foreign)	6,100	51
	IRPC PCL (Foreign)	329,400	44
	Thai Oil PCL (Foreign)	25,800	37
	BEC World PCL (Foreign)	43,200	31
	Siam City Cement
	PCL (Foreign)	3,800	25
	Siam City Bank PCL (Foreign)	24,600	24
	PTT Chemical PCL (Foreign)	5,500	17
	Krung Thai Bank
	PCL (Foreign)	45,700	17
	Thai Airways International
	PCL (Foreign)	22,400	17
	Total Access Communication
	PCL (Local)	13,700	14
*	Siam City Cement
	PCL (Local)	2,100	14
*	TMB Bank PCL	294,100	12
	Thai Union Frozen
	Products PCL (Foreign)	9,000	11
	Airports of Thailand
	PCL (Foreign)	9,600	10
	Delta Electronics Thai
	PCL (Foreign)	14,200	9
	Thoresen Thai Agencies PCL	11,330	8
	Siam Makro PCL (Foreign)	2,600	8
	Central Pattana PCL	12,200	7
	Land and Houses
	PCL (Foreign)	45,300	7
	Ratchaburi Electricity
	Generating Holding PCL	4,100	5
			1,683
Turkey (0.2%)
	Turkiye Garanti Bankasi AS	42,435	206
	Akbank TAS	38,181	192
	Dogan Sirketler
	Grubu Holdings	216,883	162
*	Eregli Demir ve Celik
	Fabrikalari TAS	51,268	161
	Turkiye Is Bankasi	39,054	136
*	KOC Holding AS	31,000	120
	Turkiye Halk Bankasi AS	11,932	94
	Anadolu Efes Biracilik
	Ve Malt Sanayii AS	6,888	85
	BIM Birlesik Magazalar AS	1,205	67
	Turkcell Iletisim Hizmet AS	9,761	63

32

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Turk Telekomunikasyon AS	15,598	58
*	Yapi ve Kredi Bankasi AS	18,480	53
	Tupras Turkiye Petrol Rafine	2,256	50
*	Turkiye Vakiflar Bankasi Tao	18,184	48
	Haci Omer Sabanci
	Holding AS	8,900	41
	Enka Insaat ve Sanayi AS	7,929	38
	Coca-Cola Icecek AS	1,480	14
	Ford Otomotiv Sanayi AS	1,724	14
			1,602
United Kingdom (8.1%)
	HSBC Holdings PLC	590,622	6,014
	BP PLC	639,435	5,577
	Vodafone Group PLC	1,777,576	3,939
	Royal Dutch Shell PLC
	Class A	119,836	3,733
	GlaxoSmithKline PLC	176,935	3,284
	Royal Dutch Shell PLC
	Class B	91,829	2,769
	Rio Tinto PLC	51,617	2,669
	BHP Billiton PLC	74,611	2,278
	AstraZeneca PLC	49,350	2,181
	British American
	Tobacco PLC	67,499	2,122
	Barclays PLC	408,578	2,099
	BG Group PLC	113,657	1,921
*	Anglo American PLC	44,801	1,903
	Standard Chartered PLC	68,070	1,816
	Tesco PLC	268,914	1,784
	Diageo PLC	84,568	1,442
*	Lloyds Banking Group PLC	1,339,771	1,340
	Unilever PLC	43,318	1,302
	Reckitt Benckiser Group PLC	24,353	1,265
	SABMiller PLC	39,946	1,252
	Xstrata PLC	75,684	1,241
	Imperial Tobacco Group PLC	33,768	962
	National Grid PLC	82,886	799
	Centrica PLC	169,906	763
	Prudential PLC	86,311	758
	BAE Systems PLC	117,627	616
	Rolls-Royce Group PLC	63,340	558
	Compass Group PLC	65,229	530
	Scottish & Southern
	Energy PLC	30,738	510
*	Royal Bank of Scotland
	Group PLC	621,267	508
	BT Group PLC	262,712	506
	Aviva PLC	95,559	505
	Tullow Oil PLC	28,939	504
	WPP PLC	43,567	462
	Pearson PLC	27,851	445
	Shire PLC	19,607	432
	WM Morrison
	Supermarkets PLC	95,675	423
	British Sky Broadcasting
	Group PLC	44,625	418

			Market
			Value•
		Shares	($000)
	Reed Elsevier PLC	50,467	395
	Marks & Spencer Group PLC	64,137	359
*	Cairn Energy PLC	57,048	348
*	Old Mutual PLC	196,592	347
	Smith & Nephew PLC	33,246	345
	J Sainsbury PLC	66,041	340
	Kingfisher PLC	84,973	324
	Experian PLC	32,873	304
	Carnival PLC	6,848	297
	International Power PLC	57,128	289
	Land Securities Group PLC	26,617	266
	Capita Group PLC	21,688	265
	Legal & General Group PLC	198,913	259
	Intercontinental
	Hotels Group PLC	14,208	250
	Eurasian Natural
	Resources Corp. PLC	13,465	250
	Randgold Resources Ltd.	2,737	232
	Smiths Group PLC	13,423	231
*	Wolseley PLC	9,096	227
*	Amdocs Ltd.	7,048	225
*	Lonmin PLC	7,779	225
	Next PLC	6,365	222
	Standard Life PLC	72,049	219
	Associated British Foods PLC	13,802	212
	Antofagasta PLC	13,745	208
	RSA Insurance Group PLC	109,940	203
*	Autonomy Corp. PLC	7,301	200
	G4S PLC	49,082	200
	Johnson Matthey PLC	7,482	199
	British Land Co. PLC	27,828	198
	Man Group PLC	53,378	197
	United Utilities Group PLC	23,528	193
	Sage Group PLC	46,076	172
	Inmarsat PLC	14,714	171
	Liberty International PLC	21,674	162
	Vedanta Resources PLC	4,149	159
	Rexam PLC	30,509	150
	Cobham PLC	36,534	148
	AMEC PLC	11,555	147
	Petrofac Ltd.	8,340	144
	Whitbread PLC	6,159	144
	Burberry Group PLC	13,938	143
*	ITV PLC	136,936	140
	Home Retail Group PLC	33,199	139
	Admiral Group PLC	6,915	139
	Kazakhmys PLC	6,445	137
	Severn Trent PLC	7,589	134
	Hammerson PLC	22,939	134
	Invensys PLC	25,988	134
	Bunzl PLC	11,135	130
	3i Group PLC	31,046	128
	ICAP PLC	22,187	128
*	Rentokil Initial PLC	63,452	123
	Schroders PLC	5,753	122
	Segro PLC	25,739	121

33

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	Cable & Wireless
	Worldwide PLC	89,570	118
	Thomas Cook Group PLC	29,127	110
	Tomkins PLC	25,052	95
	Fresnillo PLC	7,301	89
	Logica PLC	41,447	87
	Tate & Lyle PLC	12,262	85
	Cable & Wireless
	Communications PLC	89,570	85
	Hays PLC	48,697	83
	William Hill PLC	24,548	77
	Resolution Ltd.	65,198	73
	Aegis Group PLC	33,526	67
	Daily Mail & General
	Trust PLC	7,792	62
	Provident Financial PLC	4,680	60
*,^	British Airways PLC	15,886	55
	Ladbrokes PLC	22,980	55
	TUI Travel PLC	12,749	54
	Drax Group PLC	9,503	52
	United Business Media Ltd.	6,094	51
*	PartyGaming PLC	8,089	38
	Schroders PLC	2,087	35
*	EnQuest PLC	19,530	29
*	TalkTalk Telecom Group PLC	3,628	7
			74,375
United States (42.4%)
	Consumer Discretionary (4.6%)
	McDonald’s Corp.	36,623	2,585
	Walt Disney Co.	65,870	2,427
	Home Depot Inc.	57,058	2,011
*	Amazon.com Inc.	11,232	1,539
*	Ford Motor Co.	111,506	1,452
	Target Corp.	25,000	1,422
	Comcast Corp. Class A	71,155	1,405
	Lowe’s Cos. Inc.	49,634	1,346
	Time Warner Inc.	40,280	1,332
*	DIRECTV Class A	32,828	1,189
	News Corp. Class A	60,000	925
	NIKE Inc. Class B	10,228	776
	Johnson Controls Inc.	21,660	728
*	Viacom Inc. Class B	20,321	718
	Best Buy Co. Inc.	15,600	711
	Starbucks Corp.	27,100	704
	TJX Cos. Inc.	14,924	692
	Yum! Brands Inc.	15,600	662
	Time Warner Cable Inc.	11,352	639
	Carnival Corp.	15,041	627
	Staples Inc.	24,316	572
*	Kohl’s Corp.	10,130	557
	Comcast Corp.	26,848	506
	Omnicom Group Inc.	10,943	467
	Coach Inc.	10,973	458
	Cablevision Systems Corp.
	Class A	16,635	456

			Market
			Value•
		Shares	($000)
	Marriott International Inc.
	Class A	11,510	423
	Gap Inc.	16,811	416
	CBS Corp. Class B	24,700	400
*	priceline.com Inc.	1,522	399
*	Bed Bath & Beyond Inc.	8,438	388
	News Corp. Class B	20,375	362
	VF Corp.	4,169	360
	Macy’s Inc.	15,400	357
	Starwood Hotels & Resorts
	Worldwide Inc.	6,462	352
	Stanley Black & Decker Inc.	5,628	350
	McGraw-Hill Cos. Inc.	10,233	345
*	Liberty Media Corp. -
	Interactive	21,836	336
	Nordstrom Inc.	7,487	309
	Sherwin-Williams Co.	3,924	306
	Ltd Brands Inc.	11,151	299
	Mattel Inc.	12,761	294
*	Las Vegas Sands Corp.	11,508	286
	Wynn Resorts Ltd.	3,195	282
	Whirlpool Corp.	2,545	277
*	Apollo Group Inc. Class A	4,795	275
	Harley-Davidson Inc.	8,115	275
*	Sears Holdings Corp.	2,051	248
	Fortune Brands Inc.	4,678	245
	Ross Stores Inc.	4,331	243
*	AutoZone Inc.	1,295	240
	Genuine Parts Co.	5,519	236
^	Garmin Ltd.	6,029	225
	JC Penney Co. Inc.	7,700	225
	International Game
	Technology	10,278	217
	Darden Restaurants Inc.	4,827	216
	Expedia Inc.	9,061	214
	H&R Block Inc.	11,567	212
	Tiffany & Co.	4,322	210
	Virgin Media Inc.	11,481	202
*	Royal Caribbean Cruises Ltd.	5,428	195
	Family Dollar Stores Inc.	4,865	192
*	Dollar Tree Inc.	3,108	189
*	GameStop Corp. Class A	7,700	187
	Hasbro Inc.	4,819	185
	DR Horton Inc.	12,400	182
*	MGM Mirage	11,451	182
*	Discovery
	Communications Inc.
	Class A	4,697	182
	Wyndham Worldwide Corp.	6,076	163
*	Urban Outfitters Inc.	4,289	161
	Newell Rubbermaid Inc.	9,397	160
*	Discovery
	Communications Inc.	4,772	159
	PetSmart Inc.	4,799	159
*	Autoliv Inc.	2,887	158
	DISH Network Corp. Class A	7,080	157

34

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Leggett & Platt Inc.	6,336	155
*	Mohawk Industries Inc.	2,321	148
*	Interpublic Group of Cos. Inc.	16,496	147
*	NVR Inc.	200	144
	Gannett Co. Inc.	8,017	136
	Foot Locker Inc.	8,800	135
	Abercrombie & Fitch Co.	2,981	130
*	Liberty Global Inc. Class A	4,573	125
*	Pulte Group Inc.	9,457	124
	American Eagle Outfitters Inc.	7,179	121
*	Sirius XM Radio Inc.	99,620	118
	Scripps Networks
	Interactive Inc. Class A	2,395	109
	Wendy’s/Arby’s Group Inc.
	Class A	15,848	84
*	Liberty Global Inc.	3,037	82
*	Liberty Media Corp. - Starz	1,312	73
	Gentex Corp.	3,158	68
	Lennar Corp. Class A	3,400	68
*	Harman International
	Industries Inc.	1,700	67
*	AutoNation Inc.	3,200	65
*	Lamar Advertising Co. Class A	1,700	63
*	Toll Brothers Inc.	2,800	63
	RadioShack Corp.	2,900	63
	Madison Square Garden Inc.
	Class A	2,137	44
	Washington Post Co. Class B	30	15
	Weight Watchers
	International Inc.	500	13

	Consumer Staples (4.5%)
	Procter & Gamble Co.	99,045	6,157
	Wal-Mart Stores Inc.	96,634	5,184
	Coca-Cola Co.	78,166	4,178
	PepsiCo Inc.	55,136	3,596
	Philip Morris International Inc.	63,490	3,116
	CVS Caremark Corp.	47,757	1,764
	Kraft Foods Inc.	59,093	1,749
	Altria Group Inc.	70,400	1,492
	Colgate-Palmolive Co.	16,758	1,409
	Walgreen Co.	32,900	1,156
	Costco Wholesale Corp.	15,600	922
	Kimberly-Clark Corp.	13,826	847
	General Mills Inc.	11,350	808
	Sysco Corp.	20,398	643
	Archer-Daniels-Midland Co.	22,500	629
	Kellogg Co.	9,154	503
	Kroger Co.	22,192	493
	HJ Heinz Co.	10,154	476
	Avon Products Inc.	14,243	461
	Lorillard Inc.	5,561	436
	Reynolds American Inc.	7,567	404
	ConAgra Foods Inc.	14,244	349
	Coca-Cola Enterprises Inc.	12,544	348
	Sara Lee Corp.	23,880	340

			Market
			Value•
		Shares	($000)
	Safeway Inc.	14,133	334
	Clorox Co.	4,840	313
	Campbell Soup Co.	8,344	299
	Dr Pepper Snapple Group Inc.	8,731	286
	Hershey Co.	5,807	273
	Estee Lauder Cos. Inc.
	Class A	4,095	270
	Bunge Ltd.	4,743	251
	Molson Coors Brewing Co.
	Class B	5,258	233
*	Whole Foods Market Inc.	5,897	230
	Tyson Foods Inc. Class A	10,722	210
	JM Smucker Co.	3,400	208
	Brown-Forman Corp. Class B	3,221	187
	McCormick & Co. Inc.	4,120	163
	Hormel Foods Corp.	3,524	144
*	Energizer Holdings Inc.	2,197	134
*	Constellation Brands Inc.
	Class A	6,694	122
*	Smithfield Foods Inc.	5,818	109
	SUPERVALU Inc.	6,619	99
*	Dean Foods Co.	4,867	76
	Alberto-Culver Co. Class B	2,238	64

	Energy (4.7%)
	Exxon Mobil Corp.	161,101	10,931
	Chevron Corp.	67,702	5,514
	ConocoPhillips	50,331	2,979
	Schlumberger Ltd.	40,270	2,876
	Occidental Petroleum Corp.	27,403	2,430
	Apache Corp.	11,421	1,162
	Devon Energy Corp.	15,300	1,030
	Anadarko Petroleum Corp.	16,500	1,026
	EOG Resources Inc.	8,500	953
	Halliburton Co.	30,800	944
	XTO Energy Inc.	19,109	908
*	Transocean Ltd.	10,450	757
	Marathon Oil Corp.	22,744	731
	Baker Hughes Inc.	14,503	722
	Hess Corp.	10,496	667
	National Oilwell Varco Inc.	13,860	610
	Chesapeake Energy Corp.	21,150	503
	Williams Cos. Inc.	20,900	493
	Spectra Energy Corp.	20,728	484
	Noble Energy Inc.	5,978	457
*	Southwestern Energy Co.	11,062	439
*	Weatherford International Ltd.	23,457	425
	Peabody Energy Corp.	9,030	422
	Murphy Oil Corp.	6,593	397
	Valero Energy Corp.	18,150	377
	Smith International Inc.	7,700	368
	Consol Energy Inc.	7,659	342
*	Cameron International Corp.	8,402	332
	Noble Corp.	8,313	328
	El Paso Corp.	24,175	293
*	Ultra Petroleum Corp.	6,100	291

35

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
*	FMC Technologies Inc.	4,146	281
*	Newfield Exploration Co.	4,578	266
	Range Resources Corp.	5,445	260
	Pioneer Natural Resources Co.	3,973	255
*	Nabors Industries Ltd.	9,851	212
	Diamond Offshore Drilling Inc.	2,395	189
*	Petrohawk Energy Corp.	8,700	188
*	Pride International Inc.	5,991	182
	Sunoco Inc.	5,300	174
*	Plains Exploration &
	Production Co.	4,890	143
*	Rowan Cos. Inc.	2,800	83
*	Continental Resources Inc.	1,251	62
	Patterson-UTI Energy Inc.	3,950	60

	Financials (7.2%)
	Bank of America Corp.	337,501	6,018
	Wells Fargo & Co.	174,936	5,792
	JPMorgan Chase & Co.	134,214	5,715
*	Berkshire Hathaway Inc.
	Class A	30	3,460
*	Citigroup Inc.	700,506	3,061
	Goldman Sachs Group Inc.	17,746	2,577
	American Express Co.	39,790	1,835
	US Bancorp	64,197	1,719
*	Berkshire Hathaway Inc.
	Class B	18,849	1,451
	Morgan Stanley	47,258	1,428
	Bank of New York
	Mellon Corp.	40,782	1,270
	MetLife Inc.	27,777	1,266
	PNC Financial
	Services Group Inc.	17,544	1,179
	Prudential Financial Inc.	15,600	992
	Travelers Cos. Inc.	17,884	907
	Simon Property Group Inc.	9,455	842
	Aflac Inc.	15,900	810
	BB&T Corp.	23,500	781
	CME Group Inc.	2,330	765
	Charles Schwab Corp.	39,200	756
	State Street Corp.	16,700	726
	Franklin Resources Inc.	6,121	708
	Capital One Financial Corp.	15,400	669
	Allstate Corp.	19,790	647
	Chubb Corp.	11,825	625
	ACE Ltd.	11,628	618
	Loews Corp.	14,193	529
	T Rowe Price Group Inc.	8,600	495
	Vornado Realty Trust	5,791	483
	SunTrust Banks Inc.	16,060	475
	Northern Trust Corp.	8,200	451
	Marsh & McLennan Cos. Inc.	18,089	438
	Progressive Corp.	21,557	433
	Equity Residential	9,560	433
	Hartford Financial
	Services Group Inc.	15,137	432

			Market
			Value•
		Shares	($000)
	Fifth Third Bancorp	27,532	411
	AON Corp.	9,582	407
	Ameriprise Financial Inc.	8,704	404
	Public Storage	4,112	398
	Boston Properties Inc.	4,796	378
	M&T Bank Corp.	4,083	357
	Invesco Ltd.	15,238	350
	Host Hotels & Resorts Inc.	21,318	347
	Regions Financial Corp.	37,500	331
	Principal Financial Group Inc.	11,157	326
	HCP Inc.	10,147	326
	Annaly Capital
	Management Inc.	19,136	324
	Lincoln National Corp.	10,458	320
	Discover Financial Services	20,051	310
	BlackRock Inc.	1,605	295
	AvalonBay Communities Inc.	2,819	293
	NYSE Euronext	8,931	291
*	Genworth Financial Inc.
	Class A	17,125	283
	Unum Group	11,463	280
	KeyCorp	30,410	274
*	IntercontinentalExchange Inc.	2,226	260
	Ventas Inc.	5,418	256
	XL Capital Ltd. Class A	14,370	256
	Hudson City Bancorp Inc.	18,016	240
	Moody’s Corp.	9,188	227
	Plum Creek Timber Co. Inc.	5,636	224
	Old Republic
	International Corp.	14,900	224
	Comerica Inc.	5,264	221
*	SLM Corp.	17,820	218
	Kimco Realty Corp.	13,908	217
	ProLogis	16,382	216
	New York Community
	Bancorp Inc.	12,873	212
*	TD Ameritrade Holding Corp.	10,218	205
	Willis Group Holdings PLC	5,856	202
	Legg Mason Inc.	6,300	200
	PartnerRe Ltd.	2,568	199
*	American International
	Group Inc.	4,820	187
	People’s United Financial Inc.	11,968	186
	Weingarten Realty Investors	7,929	183
	Hospitality Properties Trust	6,606	175
	Protective Life Corp.	7,153	172
*	Leucadia National Corp.	6,435	163
	Everest Re Group Ltd.	2,105	161
	Cincinnati Financial Corp.	5,648	160
	AMB Property Corp.	5,705	159
	Macerich Co.	3,466	155
	Assurant Inc.	4,133	151
	Torchmark Corp.	2,808	150
	Zions Bancorporation	5,105	147
	Duke Realty Corp.	10,300	139
	Liberty Property Trust	4,081	138

36

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Huntington Bancshares Inc.	19,300	131
	Marshall & Ilsley Corp.	14,200	129
	RenaissanceRe Holdings Ltd.	2,185	122
	Commerce Bancshares Inc.	2,921	121
	Transatlantic Holdings Inc.	2,333	116
	WR Berkley Corp.	3,900	105
	Axis Capital Holdings Ltd.	3,366	105
	Brown & Brown Inc.	4,897	99
*	Markel Corp.	254	97
	Janus Capital Group Inc.	6,180	87
	Federated Investors Inc.
	Class B	3,606	87
*	First Horizon National Corp.	5,817	82
	First American Corp.	2,372	82
	Regency Centers Corp.	1,836	75
	SEI Investments Co.	3,279	74
	City National Corp./CA	1,174	73
	White Mountains
	Insurance Group Ltd.	203	70
*	St. Joe Co.	2,100	69
	Mercury General Corp.	1,481	67
	Arthur J Gallagher & Co.	2,305	61
	Erie Indemnity Co. Class A	1,304	60
*	Popular Inc.	14,712	58
	Valley National Bancorp	3,512	57
*	Forest City Enterprises Inc.
	Class A	3,076	48
*	Federal National
	Mortgage Assn.	32,300	39
*,^	Federal Home Loan
	Mortgage Corp.	18,800	28
*	CNA Financial Corp.	330	9
	Wesco Financial Corp.	20	8

	Health Care (4.9%)
	Johnson & Johnson	93,706	6,025
	Pfizer Inc.	272,076	4,549
	Merck & Co. Inc.	105,697	3,704
	Abbott Laboratories	53,747	2,750
*	Amgen Inc.	33,800	1,939
	Medtronic Inc.	37,720	1,648
	Bristol-Myers Squibb Co.	58,114	1,470
	Eli Lilly & Co.	38,457	1,345
	UnitedHealth Group Inc.	40,180	1,218
*	Gilead Sciences Inc.	30,539	1,211
*	Celgene Corp.	16,200	1,004
	Baxter International Inc.	20,532	969
*	Express Scripts Inc.	9,500	951
*	Medco Health Solutions Inc.	16,086	948
*	WellPoint Inc.	16,000	861
*	Thermo Fisher Scientific Inc.	14,500	802
	Covidien PLC	16,342	784
	Allergan Inc./United States	10,980	699
	Becton Dickinson and Co.	8,298	634
	McKesson Corp.	8,575	556
	Stryker Corp.	9,582	550

			Market
			Value•
		Shares	($000)
*	Biogen Idec Inc.	9,520	507
*	Zimmer Holdings Inc.	8,300	505
*	Intuitive Surgical Inc.	1,310	472
*	Genzyme Corp.	8,860	472
	Cardinal Health Inc.	13,400	465
	Aetna Inc.	15,600	461
	Alcon Inc.	2,882	449
*	St. Jude Medical Inc.	10,769	440
*	Boston Scientific Corp.	54,568	375
	Quest Diagnostics Inc.	5,639	322
*	Forest Laboratories Inc.	11,542	315
*	Life Technologies Corp.	5,746	314
	AmerisourceBergen Corp.
	Class A	9,973	308
	CIGNA Corp.	9,420	302
*	Humana Inc.	6,469	296
*	Laboratory Corp. of
	America Holdings	3,702	291
	CR Bard Inc.	3,342	289
*	Hospira Inc.	5,190	279
*	Vertex Pharmaceuticals Inc.	6,807	264
*	Varian Medical Systems Inc.	4,306	243
*	Waters Corp.	3,278	236
*	Cerner Corp.	2,770	235
*	Mylan Inc.	10,468	231
*	DaVita Inc.	3,538	221
*	Millipore Corp.	1,920	204
*	CareFusion Corp.	7,133	197
	DENTSPLY International Inc.	5,263	193
*	Henry Schein Inc.	3,121	189
*	Cephalon Inc.	2,602	167
*	Watson Pharmaceuticals Inc.	3,674	157
*	Community Health
	Systems Inc.	3,165	129
*	Lincare Holdings Inc.	2,305	108
	Beckman Coulter Inc.	1,700	106
*	Kinetic Concepts Inc.	2,421	105
	Omnicare Inc.	3,681	102
	Patterson Cos. Inc.	3,100	99
*	Coventry Health Care Inc.	3,800	90
	Universal Health
	Services Inc. Class B	2,134	79
*	King Pharmaceuticals Inc.	5,644	55

	Industrials (4.5%)
	General Electric Co.	359,934	6,788
	United Technologies Corp.	31,880	2,389
	3M Co.	23,700	2,102
	Boeing Co.	24,500	1,775
	United Parcel Service Inc.
	Class B	24,227	1,675
	Caterpillar Inc.	21,021	1,431
	Emerson Electric Co.	25,623	1,338
	Union Pacific Corp.	16,900	1,279
	Honeywell International Inc.	25,400	1,206
	Lockheed Martin Corp.	12,608	1,070

37

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	General Dynamics Corp.	12,685	969
	Danaher Corp.	11,069	933
	FedEx Corp.	10,260	924
	Deere & Co.	14,800	885
	Illinois Tool Works Inc.	17,200	879
	CSX Corp.	14,100	790
	Raytheon Co.	12,797	746
	Norfolk Southern Corp.	12,245	727
	Northrop Grumman Corp.	10,355	702
	Tyco International Ltd.	16,700	648
	PACCAR Inc.	13,500	628
	Precision Castparts Corp.	4,584	588
	Waste Management Inc.	16,414	569
	Cummins Inc.	7,490	541
	Eaton Corp.	5,698	440
	Ingersoll-Rand PLC	10,999	407
	Republic Services Inc. Class A	13,091	406
	CH Robinson Worldwide Inc.	6,460	390
	Parker Hannifin Corp.	5,192	359
	Rockwell Collins Inc.	5,473	356
	L-3 Communications
	Holdings Inc.	3,755	351
	ITT Corp.	6,293	350
	Dover Corp.	6,438	336
	Fluor Corp.	6,196	327
*	Delta Air Lines Inc.	27,049	327
	Goodrich Corp.	4,291	318
	Southwest Airlines Co.	23,889	315
	Expeditors International
	of Washington Inc.	7,384	301
	Rockwell Automation Inc.	4,898	297
	WW Grainger Inc.	2,573	284
	Fastenal Co.	5,194	284
	Cooper Industries PLC	5,772	283
*	First Solar Inc.	1,927	277
	Textron Inc.	11,700	267
*	McDermott International Inc.	9,501	260
	RR Donnelley & Sons Co.	9,900	213
	Masco Corp.	12,676	206
*	Jacobs Engineering Group Inc.	3,995	193
	Pitney Bowes Inc.	7,276	185
	Iron Mountain Inc.	7,128	179
	Pall Corp.	4,116	161
	Robert Half International Inc.	5,635	154
	Manpower Inc.	2,733	153
	Cintas Corp.	5,320	145
	Equifax Inc.	4,286	144
	Pentair Inc.	3,347	121
	SPX Corp.	1,691	118
	Avery Dennison Corp.	3,000	117
*	Foster Wheeler AG	3,123	94
	Dun & Bradstreet Corp.	1,200	92
*	Alliant Techsystems Inc.	1,064	86
	JB Hunt Transport Services Inc.	2,129	79
*	Terex Corp.	2,418	64
	Ryder System Inc.	1,244	58

			Market
			Value•
		Shares	($000)
	Information Technology (8.1%)
	Microsoft Corp.	297,630	9,090
*	Apple Inc.	30,406	7,940
	International Business
	Machines Corp.	44,009	5,677
*	Cisco Systems Inc.	193,518	5,209
	Oracle Corp.	168,479	4,353
	Intel Corp.	188,013	4,292
*	Google Inc. Class A	8,098	4,255
	Hewlett-Packard Co.	80,639	4,191
	QUALCOMM Inc.	56,198	2,177
	Visa Inc. Class A	16,389	1,479
*	EMC Corp.	67,300	1,279
	Texas Instruments Inc.	42,300	1,100
*	Dell Inc.	66,458	1,075
*	eBay Inc.	43,773	1,042
	Corning Inc.	51,600	993
	Accenture PLC Class A	21,734	948
	Mastercard Inc. Class A	3,797	942
*	Yahoo! Inc.	47,337	782
	Automatic Data
	Processing Inc.	16,551	718
	Applied Materials Inc.	44,072	607
*	Adobe Systems Inc.	17,300	581
*	Juniper Networks Inc.	19,077	542
*	Motorola Inc.	76,300	539
	Broadcom Corp. Class A	15,400	531
	Tyco Electronics Ltd.	15,856	509
	Western Union Co.	27,900	509
*	Cognizant Technology
	Solutions Corp. Class A	9,921	508
	Xerox Corp.	45,997	501
*	Symantec Corp.	28,060	471
*	Marvell Technology
	Group Ltd.	21,672	448
	Paychex Inc.	13,500	413
*	Agilent Technologies Inc.	10,985	398
*	Intuit Inc.	10,342	374
*	NetApp Inc.	10,630	369
*	SanDisk Corp.	8,968	358
	Fidelity National Information
	Services Inc.	12,901	339
*	Citrix Systems Inc.	6,916	325
*	Western Digital Corp.	7,876	324
*	NVIDIA Corp.	20,200	318
*	Micron Technology Inc.	32,300	302
	Analog Devices Inc.	10,043	301
*	Akamai Technologies Inc.	7,700	299
*	Seagate Technology	16,043	295
*	Flextronics International Ltd.	37,404	290
	CA Inc.	12,657	289
*	Computer Sciences Corp.	5,268	276
*	Fiserv Inc.	5,386	275
	Amphenol Corp. Class A	5,926	274
*	Salesforce.com Inc.	3,179	272
*	Autodesk Inc.	7,700	262

38

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Altera Corp.	10,153	257
*	BMC Software Inc.	6,392	252
	Xilinx Inc.	9,570	247
	Activision Blizzard Inc.	22,009	244
*	Electronic Arts Inc.	12,500	242
	Harris Corp.	4,614	238
	Linear Technology Corp.	7,649	230
*	Advanced Micro Devices Inc.	23,248	211
*	VeriSign Inc.	7,700	210
	KLA-Tencor Corp.	5,950	203
*	McAfee Inc.	5,535	192
	Microchip Technology Inc.	6,340	185
*	Lam Research Corp.	4,401	178
*	Teradata Corp.	5,988	174
*	Avnet Inc.	5,319	170
*	WebMD Health Corp.	2,841	138
*	LSI Corp.	22,852	138
*	Synopsys Inc.	5,132	117
	Jabil Circuit Inc.	7,542	116
*	Alliance Data Systems Corp.	1,351	101
*	MEMC Electronic
	Materials Inc.	7,584	98
*	Arrow Electronics Inc.	2,971	91
	Lender Processing
	Services Inc.	2,242	85
	Broadridge Financial
	Solutions Inc.	3,522	84
	National Semiconductor Corp.	5,400	80
*	AOL Inc.	3,113	73
	Total System Services Inc.	4,438	71
*	IAC/InterActiveCorp	3,000	67
*	Novellus Systems Inc.	2,500	65
*	NCR Corp.	3,630	48
	Diebold Inc.	1,506	47
	DST Systems Inc.	1,000	42
*	Compuware Corp.	4,900	42
	Molex Inc.	1,000	22
	Molex Inc. Class A	800	15

	Materials (1.3%)
	EI du Pont de Nemours & Co.	31,300	1,247
	Dow Chemical Co.	38,571	1,189
	Monsanto Co.	18,397	1,160
	Freeport-McMoRan
	Copper & Gold Inc.	14,169	1,070
	Newmont Mining Corp.	16,300	914
	Praxair Inc.	10,340	866
	Air Products & Chemicals Inc.	7,800	599
	Nucor Corp.	10,340	469
	Alcoa Inc.	32,600	438
	PPG Industries Inc.	5,724	403
	International Paper Co.	14,873	398
	Weyerhaeuser Co.	7,700	381
	Ecolab Inc.	7,608	372
	Mosaic Co.	6,648	340
	Allegheny Technologies Inc.	5,191	278

			Market
			Value•
		Shares	($000)
	United States Steel Corp.	4,617	252
	Sigma-Aldrich Corp.	4,226	251
	Vulcan Materials Co.	4,285	245
	Ball Corp.	3,297	175
	Eastman Chemical Co.	2,462	165
	MeadWestvaco Corp.	6,014	163
	Ashland Inc.	2,649	158
*	Owens-Illinois Inc.	3,600	128
	Bemis Co. Inc.	4,064	124
*	Pactiv Corp.	4,477	114
	International Flavors &
	Fragrances Inc.	2,100	105
	Sealed Air Corp.	3,700	79

	Telecommunication Services (1.2%)
	AT&T Inc.	200,566	5,227
	Verizon Communications Inc.	96,285	2,782
*	American Tower Corp.
	Class A	13,990	571
*	Sprint Nextel Corp.	99,850	424
*	Crown Castle
	International Corp.	10,165	385
	CenturyTel Inc.	9,517	325
	Qwest Communications
	International Inc.	55,539	290
*	NII Holdings Inc.	6,400	271
*	MetroPCS
	Communications Inc.	14,000	107
*	Level 3 Communications Inc.	61,600	96
	Frontier Communications
	Corp.	7,161	57
	Telephone & Data
	Systems Inc.	700	24

	Utilities (1.4%)
	Exelon Corp.	22,900	998
	Southern Co.	27,558	952
	Dominion Resources Inc.	20,423	854
	FPL Group Inc.	14,238	741
	Duke Energy Corp.	41,893	703
	Entergy Corp.	6,541	532
	American Electric
	Power Co. Inc.	15,361	527
	Public Service Enterprise
	Group Inc.	16,385	526
	PG&E Corp.	11,943	523
	Consolidated Edison Inc.	9,041	409
	Sempra Energy	7,940	390
	FirstEnergy Corp.	9,820	372
	Edison International	10,497	361
	Progress Energy Inc.	8,990	359
	Xcel Energy Inc.	14,681	319
	PPL Corp.	11,965	296
	Questar Corp.	5,999	288
	DTE Energy Co.	5,667	273
*	AES Corp.	21,336	246

39

Total World Stock Index Fund

			Market
			Value•
		Shares	($000)
	Constellation Energy
	Group Inc.	6,933	245
	Pinnacle West Capital Corp.	5,713	213
	Wisconsin Energy Corp.	4,050	213
	Ameren Corp.	8,182	212
*	NRG Energy Inc.	8,088	195
	EQT Corp.	4,492	195
	Northeast Utilities	6,139	171
	SCANA Corp.	4,295	170
	CenterPoint Energy Inc.	11,675	168
	NSTAR	4,521	165
	MDU Resources Group Inc.	6,544	139
	Alliant Energy Corp.	3,867	132
	Pepco Holdings Inc.	7,712	129
	NiSource Inc.	7,834	128
	Allegheny Energy Inc.	5,857	128
	TECO Energy Inc.	7,119	121
*	RRI Energy Inc.	15,800	64
*	Mirant Corp.	3,317	39
			387,085
	Total Common Stocks
	(Cost $811,864)		911,088
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
2,3	Vanguard Market
	Liquidity Fund, 0.210%
	(Cost $26,285)	26,285,075	26,285
Total Investments (102.6%)
	(Cost $838,149)		937,373
Other Assets and Liabilities (-2.6%)
	Other Assets		3,285
	Liabilities[2]		(27,044)
			(23,759)
	Net Assets (100%)		913,614

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	818,466
Undistributed Net Investment Income	5,125
Accumulated Net Realized Losses	(9,204)
Unrealized Appreciation (Depreciation)
Investment Securities	99,224
Foreign Currencies	3
Net Assets	913,614

Investor Shares—Net Assets
Applicable to 11,559,357 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	208,511
Net Asset Value Per Share—
Investor Shares	$18.04

Institutional Shares—Net Assets
Applicable to 254,246 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	22,998
Net Asset Value Per Share—
Institutional Shares	$90.46

ETF Shares—Net Assets
Applicable to 15,410,831 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	682,105
Net Asset Value Per Share—ETF Shares	$44.26

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $24,852,000.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities was $4,478,000, representing 0.5% of net assets.
2 Includes $26,285,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

40

Total World Stock Index Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Dividends[1]	9,283
Interest[2]	6
Security Lending	82
Total Income	9,371
Expenses
The Vanguard Group—Note B
Investment Advisory Services	59
Management and Administrative—Investor Shares	351
Management and Administrative—Institutional Shares	19
Management and Administrative—ETF Shares	663
Marketing and Distribution—Investor Shares	17
Marketing and Distribution—Institutional Shares	3
Marketing and Distribution—ETF Shares	81
Custodian Fees	79
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	10
Trustees’ Fees and Expenses	1
Total Expenses	1,286
Net Investment Income	8,085
Realized Net Gain (Loss)
Investment Securities Sold	29,815
Foreign Currencies	(69)
Realized Net Gain (Loss)	29,746
Change in Unrealized Appreciation (Depreciation)
Investment Securities	29,969
Foreign Currencies	(8)
Change in Unrealized Appreciation (Depreciation)	29,961
Net Increase (Decrease) in Net Assets Resulting from Operations	67,792

1 Dividends are net of foreign withholding taxes of $559,000.
2 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Total World Stock Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,085	9,305
Realized Net Gain (Loss)	29,746	(7,665)
Change in Unrealized Appreciation (Depreciation)	29,961	103,886
Net Increase (Decrease) in Net Assets Resulting from Operations	67,792	105,526
Distributions
Net Investment Income
Investor Shares	(2,072)	(353)
Institutional Shares	(292)	(105)
ETF Shares	(9,007)	(1,259)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(11,371)	(1,717)
Capital Share Transactions
Investor Shares	65,228	68,202
Institutional Shares	4,365	6,213
ETF Shares	140,495	306,446
Net Increase (Decrease) from Capital Share Transactions	210,088	380,861
Total Increase (Decrease)	266,509	484,670
Net Assets
Beginning of Period	647,105	162,435
End of Period[1]	913,614	647,105
1 Net Assets—End of Period includes undistributed net investment income of $5,125,000 and $8,384,000.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Total World Stock Index Fund

Financial Highlights

Investor Shares
	Six Months	Year	June 26,
	Ended	Ended	2008[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$16.66	$13.71	$20.00
Investment Operations
Net Investment Income	.159[2]	.328[2]	.160[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.466	2.698	(6.450)
Total from Investment Operations	1.625	3.026	(6.290)
Distributions
Dividends from Net Investment Income	(.245)	(.076)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.245)	(.076)	—
Net Asset Value, End of Period	$18.04	$16.66	$13.71

Total Return[3]	9.80%	22.25%	-31.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$209	$131	$41
Ratio of Total Expenses to Average Net Assets	0.48%[4]	0.50%	0.46%[4]
Ratio of Net Investment Income to Average Net Assets	1.79%[4]	2.28%	2.32%[4]
Portfolio Turnover Rate[5]	12%[4]	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.25% transaction fee on purchases; the 2% fee assessed on redemptions of shares held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Total World Stock Index Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Oct. 9,
	Ended	Ended	2008[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$83.54	$68.63	$66.81
Investment Operations
Net Investment Income	.908[2]	1.884[2]	.124[2]
Net Realized and Unrealized Gain (Loss) on Investments	7.363	13.457	1.696
Total from Investment Operations	8.271	15.341	1.820
Distributions
Dividends from Net Investment Income	(1.351)	(.431)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(1.351)	(.431)	—
Net Asset Value, End of Period	$90.46	$83.54	$68.63

Total Return[3]	9.95%	22.55%	2.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23	$17	$7
Ratio of Total Expenses to Average Net Assets	0.23%[4]	0.25%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	2.04%[4]	2.53%	2.58%[4]
Portfolio Turnover Rate[5]	12%[4]	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.25% transaction fee on purchases or the 2% fee assessed on redemptions of shares held for less than two months.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Total World Stock Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	June 24,
	Ended	Ended	2008[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008
Net Asset Value, Beginning of Period	$40.88	$33.59	$49.74
Investment Operations
Net Investment Income	.434[2]	.871[2]	.340[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.608	6.622	(16.490)
Total from Investment Operations	4.042	7.493	(16.150)
Distributions
Dividends from Net Investment Income	(.662)	(.203)	—
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.662)	(.203)	—
Net Asset Value, End of Period	$44.26	$40.88	$33.59

Total Return	9.93%	22.49%	-32.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$682	$499	$114
Ratio of Total Expenses to Average Net Assets	0.27%[3]	0.30%	0.29%[3]
Ratio of Net Investment Income to Average Net Assets	2.00%[3]	2.48%	2.49%[3]
Portfolio Turnover Rate[4]	12%[3]	18%	5%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2006–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

46

Total World Stock Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $165,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks–U.S.	387,085	—	—
Common Stocks–International	72,813	451,186	4
Temporary Cash Investments	26,285	—	—
Total	486,183	451,186	4

47

Total World Stock Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2010:

Investments in
Common Stocks–
International
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	5
Change in Unrealized Appreciation (Depreciation)	(1)
Balance as of April 30, 2010	4

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2010, the fund realized net foreign currency losses of $69,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2010, the fund realized gains on the sale of passive foreign investment companies of $96,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2010, was $400,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

During the six months ended April 30, 2010, the fund realized $30,574,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $8,349,000 to offset future net capital gains of $572,000 through October 31, 2016, and $7,777,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

48

Total World Stock Index Fund

At April 30, 2010, the cost of investment securities for tax purposes was $838,549,000. Net unrealized appreciation of investment securities for tax purposes was $98,824,000, consisting of unrealized gains of $118,229,000 on securities that had risen in value since their purchase and $19,405,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2010, the fund purchased $333,576,000 of investment securities and sold $126,586,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	April 30, 2010		October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	85,243	4,826	103,347	7,649
Issued in Lieu of Cash Distributions	1,883	108	328	26
Redeemed[1]	(21,898)	(1,239)	(35,473)	(2,808)
Net Increase (Decrease)—Investor Shares	65,228	3,695	68,202	4,867
Institutional Shares
Issued	7,578	84	16,006	238
Issued in Lieu of Cash Distributions	292	3	105	2
Redeemed[1]	(3,505)	(38)	(9,898)	(140)
Net Increase (Decrease)—Institutional Shares	4,365	49	6,213	100
ETF Shares
Issued	220,217	5,005	306,446	8,806
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(79,722)	(1,800)	—	—
Net Increase (Decrease)—ETF Shares	140,495	3,205	306,446	8,806
1 Net of redemption fees for fiscal 2010 and 2009 of $18,000 and $45,000, respectively (fund totals).

G. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

49

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

50

Six Months Ended April 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	10/31/2009	4/30/2010	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,098.01	$2.50
Institutional Shares	1,000.00	1,099.54	1.20
ETF Shares	1,000.00	1,099.30	1.41
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.41	$2.41
Institutional Shares	1,000.00	1,023.65	1.15
ETF Shares	1,000.00	1,023.46	1.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.48% for Investor Shares, 0.23% for Institutional Shares, and 0.27% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

51

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total World Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interest of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management since the fund’s inception in 2008, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the fund has performed in line with expectations and that its results have been consistent with its investment strategy. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio is also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

52

Glossary

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

53

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447
“FTSE®” is a trademark jointly owned by the London
Direct Investor Account Services > 800-662-2739	Stock Exchange plc and The Financial Times Limited
and is used by FTSE International Limited under license.
Institutional Investor Services > 800-523-1036	”All-World” is a trademark of FTSE International
Limited. The FTSE All-World ex US Index is calculated
Text Telephone for People	by FTSE International Limited. FTSE International
With Hearing Impairment > 800-749-7273	Limited does not sponsor, endorse, or promote the
fund; is not in any way connected to it; and does not
This material may be used in conjunction	accept any liability in relation to its issue, operation,
with the offering of shares of any Vanguard	and trading.
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6282 062010

Vanguard FTSE International
Index Funds Semiannual Report

April 30, 2010

FTSE All-World ex-US Index Fund
FTSE All-World ex-US Small-Cap Index Fund

> For the six months ended April 30, 2010, Vanguard FTSE All-World ex-US Index Fund returned about 6%; its small-capitalization counterpart, Vanguard FTSE All-World ex-US Small-Cap Index Fund, returned about 12%.

> Both funds produced returns in line with those of their target indexes and outperformed the average returns of their peer groups.

> European stocks struggled as the Greek debt crisis reverberated across the continent.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
FTSE All-World ex-US Index Fund.	8
FTSE All-World ex-US Small-Cap Index Fund.	25
About Your Fund’s Expenses.	42
Trustees Approve Advisory Arrangements.	44
Glossary.	45

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended April 30, 2010
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	6.09%
Institutional Shares	6.19
ETF Shares
Market Price	6.30
Net Asset Value	6.14
FTSE All-World ex US Index	5.88
International Funds Average	5.43
International Funds Average: Derived from data provided by Lipper Inc.
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	12.10%
Institutional Shares	12.23
ETF Shares
Market Price	12.60
Net Asset Value	12.21
FTSE Global Small Cap ex US Index	11.81
International Small-Cap Funds Average	10.24

International Small-Cap Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are available for a minimum investment of $5 million. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Index returns are adjusted for withholding taxes applicable to U.S.- based mutual funds organized as Delaware statutory trusts.

1

Chairman’s Letter

Dear Shareholder,

For the six months ended April 30, 2010, Vanguard FTSE All-World ex-US Index Fund, which provides investors with broad exposure to stocks from both developed and emerging markets around the globe, returned about 6%.

Vanguard FTSE All-World ex-US Small-Cap Index Fund, which invests in smaller companies from these same markets, returned about 12%. Both funds closely tracked the performance of their target benchmarks.

The modest differences between the funds’ and their respective indexes’ returns reflect the costs of managing a real-world portfolio (an index, a theoretical construct, incurs no costs) and fair-value pricing adjustments, which are explained in the text box on page 5.

Most stock markets extended their postcrisis rally

Despite a few setbacks, most markets around the world continued to climb during the six months ended April 30. International markets, while considerably lagging the broad U.S. market, generally still ended the half-year in positive territory. In Europe, Greece’s financial woes continued to make headlines, precipitating unusual market volatility that persisted after the close of the fiscal half-year. In Asia, the larger developed markets returned about 8%. Most emerging market stocks, which made a quick and substantial recovery from the global

2

economic slowdown, continued to outperform those in developed markets. China, however, was held back by the prospect of monetary policy tightening.

The broad U.S. stock market ended the period up about 18%. Since scraping bottom in March 2009, U.S. equities have rebounded dramatically, returning more than 80%.

For the half-year, stocks of small-capitalization companies significantly outperformed both the broad market and larger-cap issues, returning about 28%. Large-cap stocks returned about 17%, slightly behind the broad market’s gain. Value stocks generally trumped their growth counterparts for the period, though the differences weren’t all that noteworthy.

Corporate bonds remained attractive to investors

The broad U.S. taxable bond market returned about 3% for the period as investors continued to favor higher-risk corporate bonds over U.S. government issues. The broad municipal bond market posted strong results, returning almost 4%. The yields of longer-term U.S. Treasury bonds rose during the six months, while those of the shortest-term securities remained around 0%.

The Federal Reserve Board has kept its target for short-term interest rates unchanged at 0% to 0.25% since December 2008. The Fed’s April statement noted economic improvements, but said officials still thought that “economic conditions, including low rates of resource

Market Barometer
	Total Returns
	Periods Ended April 30, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	16.77%	40.21%	3.07%
Russell 2000 Index (Small-caps)	28.17	48.95	5.74
Dow Jones U.S. Total Stock Market Index	17.91	41.12	3.73
MSCI All Country World Index ex USA (International)	5.95	40.97	6.94

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	2.54%	8.30%	5.38%
Barclays Capital Municipal Bond Index	3.68	8.85	4.51
Citigroup Three-Month U.S. Treasury Bill Index	0.04	0.12	2.72

CPI
Consumer Price Index	0.85%	2.24%	2.30%

3

utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” The Fed has, however, begun to wind down credit programs established during the financial crisis.

Hopes for economic recovery vied with fears of fiscal crisis

Small-capitalization stocks outperformed their larger-cap brethren over the period, leading Vanguard FTSE All-World ex-US Small-Cap Index Fund to outperform the FTSE All-World ex-US Index Fund by six percentage points. It’s not unusual for small-cap companies to lead the market when an economy emerges from recession. When economic activity picks up, such companies often show the best growth rates, thanks to the relatively smaller size of their operations.

In terms of regions, both funds benefited from strong returns in Canadian companies. The small-cap fund, however, with 15% of its assets, on average, in Canadian holdings, got more of a boost from this region than did the broad-market fund, which held just 6% of its assets, on average, in Canada. Both funds held about 20% of their assets in emerging markets, the second-best-performing sector for the period. The FTSE All-World ex-US Index Fund’s holdings in China were weak performers, though, as concerns about that nation’s tightening monetary policy dragged down larger stocks. But small-cap

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
FTSE All-World ex-US Index Fund	0.40%	0.15%	0.25%	1.44%
FTSE All-World ex-US Small-Cap
Index Fund	0.63	0.37	0.40	1.60

The fund expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended April 30, 2010, the funds’ annualized expense ratios were: for the FTSE All-World ex-US Index Fund, 0.35% for Investor Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.60% for Investor Shares, 0.35% for Institutional Shares, and 0.38% for ETF Shares. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

4

stocks in China still posted double-digit returns, bolstering the FTSE All-World ex-US Small-Cap Index Fund.

Both funds suffered from their positions in Europe—the biggest concentration, at more than 40% of assets, in each fund. European returns were dampened by the mounting debt worries of a number of nations, including Greece, Portugal, and Spain.

In terms of sectors, the FTSE All-World ex-US Index Fund’s materials, industrials and information technology holdings earned double-digit returns as the global economic outlook brightened. Materials stocks, in particular, got a boost from rising prices of commodities like gold and platinum. The fund was hurt, however, by its holdings in financials, representing about one-quarter of the fund’s total assets. Although U.S. banks were good performers, concerns over European banks’ exposure to weakness in Greece and other countries held back returns. And, in the energy sector, subpar results from large integrated oil and gas firms created another headwind for the fund.

For the All-World ex-US Small-Cap Index Fund, the big exposure to materials and industrials was also a driver of healthy returns. And financials were poor performers in the small-cap fund as well. But the small-cap fund’s energy holdings, free of exposure to the big integrated firms and heavily concentrated in oil and gas exploration and production companies, improved overall returns.

Investment insight

A note on fair-value pricing

An index fund’s return sometimes may appear to diverge from the return of its benchmark index a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or marketwide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

Currency swings also affected returns over the half-year. As concerns about the financial health of some European nations grew, the euro weakened. When returns are translated into U.S. currency, the stronger dollar pushes down returns. Given both funds’ concentration in European stocks, this currency movement hurt performance.

Enduring principles for an unsettled period

Over the past two years, the financial crisis and worldwide economic slowdown have led to a particularly volatile period for equities around the globe. But despite the tumult, it is clear that investing for the long term remains the best strategy, a reality vividly illustrated by most stock markets’ swift and powerful recovery from their sharp fall in late 2008.

Challenges remain, of course, as the U.S. market’s swings in the weeks after the close of the fiscal period demonstrate. To help protect against the markets’ unpredictability, Vanguard recommends, as always, that you maintain a diversified, well-balanced portfolio that is designed to match your risk profile and time horizon.

Either the FTSE All-World ex-US Index Fund or the FTSE All-World ex-US Small-Cap Index Fund can bring useful diversification to such a portfolio, providing low-cost exposure to a wide range of stocks outside the United States.

On another matter, I would like to inform you that as of January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor. Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 14, 2010

6

Your Fund’s Performance at a Glance
October 31, 2009 , Through April 30, 2010
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	$16.48	$17.16	$0.321	$0.000
Institutional Shares	82.71	86.05	1.758	0.000
ETF Shares	41.95	43.66	0.863	0.000
Vanguard FTSE All-World ex-US Small-Cap
Index Fund
Investor Shares	$29.83	$32.88	$0.314	$0.209
Institutional Shares	149.40	164.78	1.655	1.046
ETF Shares	78.21	86.20	0.917	0.547

7

FTSE All-World ex-US Index Fund

Fund Profile
As of April 30, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFWIX	VFWSX	VEU
Expense Ratio[1]	0.40%	0.15%	0.25%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,174	2,153
Median Market Cap	$28.0B	$28.0B
Price/Earnings Ratio	22.6x	22.9x
Price/Book Ratio	1.7x	1.7x
Return on Equity	18.5%	18.3%
Earnings Growth Rate	5.7%	6.0%
Dividend Yield	2.6%	2.7%
Turnover Rate
(Annualized)	6%	—
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Consumer Discretionary	8.6%	8.6%
Consumer Staples	8.7	8.7
Energy	10.7	10.7
Financials	25.8	26.0
Health Care	5.8	5.7
Industrials	10.7	10.7
Information Technology	7.1	7.0
Materials	12.0	12.1
Telecommunication
Services	5.9	5.9
Utilities	4.7	4.6

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.98
Beta	1.02
These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell PLC	Integrated Oil &
	Gas	1.2%
BHP Billiton Ltd.	Diversified Metals
	& Mining	1.2
Nestle SA	Packaged Foods &
	Meats	1.2
HSBC Holdings PLC	Diversified Banks	1.1
BP PLC	Integrated Oil &
	Gas	1.1
Total SA	Integrated Oil &
	Gas	0.8
Vodafone Group PLC	Wireless
	Telecommunication
	Services	0.8
Novartis AG	Pharmaceuticals	0.7
Roche Holding AG	Pharmaceuticals	0.7
Banco Santander SA	Diversified Banks	0.7
Top Ten		9.5%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratios were 0.35% for
Investor Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares.

8

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)

		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	14.2%	14.1%
France	7.5	7.2
Germany	5.4	5.3
Switzerland	5.1	5.0
Spain	2.8	2.8
Italy	2.3	2.3
Sweden	1.9	1.9
Netherlands	1.7	2.0
Other	3.8	3.8
Subtotal	44.7%	44.4%
Pacific
Japan	14.5%	14.5%
Australia	6.0	6.1
Hong Kong	2.0	2.7
Singapore	1.2	1.2
Other	0.1	0.1
Subtotal	23.8%	24.6%
Emerging Markets
China	4.2%	3.6%
Brazil	3.9	3.8
South Korea	3.4	3.4
Taiwan	2.5	2.5
India	2.5	2.5
South Africa	1.9	1.9
Russia	1.6	1.6
Mexico	1.2	1.2
Other	3.8	4.1
Subtotal	25.0%	24.6%
North America
Canada	6.5%	6.4%
The fund and index weightings in China and Hong Kong vary as a result of differences in the classification of Hong Kong-based companies.

9

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 8, 2007, Through April 30, 2010

Note: For 2010, performance data reflect the six months ended April 30, 2010.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Since
	Date	Year	Inception
Investor Shares	3/8/2007	61.11%	-2.83%
Institutional Shares	4/30/2007	61.40	-5.05
ETF Shares	3/2/2007
Market Price		61.23	-1.96
Net Asset Value		61.28	-2.05

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares'
market price was above or below the NAV.

Fund returns do not reflect the 2% fee assessed on redemptions of shares held for less than two months.
See Financial Highlights for dividend and capital gains information.

10

FTSE All-World ex-US Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of April 30, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Argentina †		490	0.0%

Australia
BHP Billiton Ltd.	2,046,453	74,811	0.8%
Commonwealth Bank of Australia	935,544	50,056	0.5%
Westpac Banking Corp.	1,814,948	45,222	0.5%
Australia & New Zealand Banking Group Ltd.	1,544,598	34,212	0.4%
National Australia Bank Ltd.	1,292,422	33,020	0.3%
Australia—Other †		326,737	3.5%
		564,058	6.0%

Austria †		24,794	0.3%

Belgium †		59,689	0.6%

Brazil †		363,726	3.8%

Canada
Royal Bank of Canada	863,961	52,384	0.6%
Toronto-Dominion Bank	525,523	39,060	0.4%
Suncor Energy Inc.	956,878	32,734	0.3%
Bank of Nova Scotia	631,709	32,201	0.3%
Canada—Other †		451,959	4.8%
		608,338	6.4%

Chile †		30,802	0.3%

China
China Mobile Ltd.	3,662,000	35,847	0.4%
China Construction Bank Corp.	41,103,000	33,379	0.3%
China—Other †		327,658	3.5%
		396,884	4.2%

11

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Colombia †		2,310	0.0%

Czech Republic †		10,369	0.1%

Denmark †		76,152	0.8%

Egypt †		5,557	0.1%

Finland †		70,268	0.7%

France
Total SA	1,462,695	79,581	0.8%
BNP Paribas	630,000	43,272	0.5%
Sanofi-Aventis SA	602,986	41,135	0.4%
^ GDF Suez	1,005,143	35,746	0.4%
France—Other †		509,267	5.4%
		709,001	7.5%
Germany
Siemens AG	559,056	55,138	0.6%
^ E.ON AG	1,223,657	45,126	0.5%
^ BASF SE	564,544	32,822	0.3%
^ Bayer AG	505,794	32,309	0.3%
* Daimler AG	626,253	32,223	0.3%
Germany—Other †		308,080	3.3%
		505,698	5.3%

Greece †		23,877	0.3%

Hong Kong †		188,214	2.0%

Hungary †		13,885	0.2%

[1]India †		237,088	2.5%

Indonesia †		46,971	0.5%

Ireland †		22,085	0.2%

Israel
Teva Pharmaceutical Industries Ltd.	541,694	31,868	0.4%
Israel—Other †		22,108	0.2%
		53,976	0.6%
Italy
ENI SPA	1,670,872	37,343	0.4%
Italy—Other †		180,164	1.9%
		217,507	2.3%
Japan
Toyota Motor Corp.	1,576,900	60,928	0.7%
Mitsubishi UFJ Financial Group Inc.	8,627,364	44,957	0.5%
Canon Inc.	811,800	37,134	0.4%
Japan—Other †		1,223,675	12.9%
		1,366,694	14.5%

12

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Luxembourg †		712	0.0%

Malaysia †		80,303	0.9%

Mexico
America Movil SAB de CV	12,423,242	32,066	0.3%
Mexico—Other †		80,684	0.9%
		112,750	1.2%

Netherlands †		162,286	1.7%

New Zealand †		8,783	0.1%

Norway †		58,589	0.6%

Peru †		8,435	0.1%

Philippines †		8,383	0.1%

Poland †		23,713	0.3%

Portugal †		23,779	0.3%

Russia
Gazprom OAO ADR	1,443,410	33,135	0.4%
1 Russia—Other †		116,536	1.2%
		149,671	1.6%

Singapore †		113,809	1.2%

South Africa †		182,034	1.9%

South Korea
1 Samsung Electronics Co. Ltd. GDR	131,657	50,285	0.5%
South Korea—Other †		274,193	2.9%
		324,478	3.4%
Spain
Banco Santander SA	5,005,679	63,649	0.7%
Telefonica SA	2,807,991	63,560	0.7%
Spain—Other †		138,241	1.4%
		265,450	2.8%

Sweden †		183,285	1.9%

Switzerland
Nestle SA	2,232,059	109,217	1.2%
Novartis AG	1,384,060	70,566	0.7%
Roche Holding AG	429,656	67,838	0.7%
* UBS AG	2,148,551	33,286	0.4%
* Credit Suisse Group AG	693,679	31,838	0.3%
Switzerland—Other †		163,168	1.7%
		475,913	5.0%

13

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Taiwan †			237,331	2.5%

Thailand †			30,011	0.3%

Turkey †			28,924	0.3%

United Kingdom
HSBC Holdings PLC		10,643,115	108,373	1.1%
BP PLC		11,522,726	100,501	1.1%
Vodafone Group PLC		32,183,986	71,315	0.8%
Royal Dutch Shell PLC Class A		2,169,308	67,567	0.7%
GlaxoSmithKline PLC		3,204,645	59,482	0.6%
Royal Dutch Shell PLC Class B		1,661,413	50,089	0.5%
Rio Tinto PLC		933,963	48,287	0.5%
BHP Billiton PLC		1,349,636	41,205	0.4%
AstraZeneca PLC		892,445	39,434	0.4%
British American Tobacco PLC		1,220,929	38,392	0.4%
Barclays PLC		7,362,643	37,821	0.4%
BG Group PLC		2,060,398	34,826	0.4%
* Anglo American PLC		810,851	34,442	0.4%
Standard Chartered PLC		1,229,789	32,804	0.4%
Tesco PLC		4,865,687	32,273	0.3%
United Kingdom—Other †			539,346	5.7%
			1,336,157	14.1%
Total Common Stocks (Cost $9,140,188)			9,413,229	99.5%

	Coupon
Temporary Cash Investment
Money Market Fund
2,3 Vanguard Market Liquidity Fund
(Cost $622,314)	0.210%	622,314,048	622,314	6.6%
Total Investments (Cost $9,762,502)			10,035,543	106.1%
Other Assets and Liabilities
Other Assets			87,746	0.9%
Liabilities[3]			(663,688)	(7.0%)
			(575,942)	(6.1%)
Net Assets			9,459,601	100.0%

14

FTSE All-World ex-US Index Fund

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	9,314,457
Undistributed Net Investment Income	56,453
Accumulated Net Realized Losses	(184,403)
Unrealized Appreciation (Depreciation)
Investment Securities	273,041
Foreign Currencies	53
Net Assets	9,459,601

Investor Shares—Net Assets
Applicable to 66,993,794 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,149,749
Net Asset Value Per Share—Investor Shares	$17.16

Institutional Shares—Net Assets
Applicable to 31,312,638 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,694,336
Net Asset Value Per Share—Institutional Shares	$86.05

ETF Shares—Net Assets
Applicable to 128,621,905 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,615,516
Net Asset Value Per Share—ETF Shares	$43.66

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $588,066,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2010, the aggregate value of these securities was $65,297,000, representing 0.7% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $622,314,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.

15

FTSE All-World ex-US Index Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Dividends[1]	101,197
Interest[2]	28
Security Lending	1,350
Total Income	102,575
Expenses
The Vanguard Group—Note B
Investment Advisory Services	263
Management and Administrative—Investor Shares	1,448
Management and Administrative—Institutional Shares	991
Management and Administrative—ETF Shares	3,849
Marketing and Distribution—Investor Shares	98
Marketing and Distribution—Institutional Shares	258
Marketing and Distribution—ETF Shares	686
Custodian Fees	1,104
Shareholders’ Reports—Investor Shares	7
Shareholders’ Reports—Institutional Shares	2
Shareholders’ Reports—ETF Shares	142
Trustees’ Fees and Expenses	6
Total Expenses	8,854
Net Investment Income	93,721
Realized Net Gain (Loss)
Investment Securities Sold	(10,801)
Foreign Currencies	(948)
Realized Net Gain (Loss)	(11,749)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	312,724
Foreign Currencies	(96)
Change in Unrealized Appreciation (Depreciation)	312,628
Net Increase (Decrease) in Net Assets Resulting from Operations	394,600

1 Dividends are net of foreign withholding taxes of $9,680,000.
2 Interest income from an affiliated company of the fund was $28,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	93,721	126,540
Realized Net Gain (Loss)	(11,749)	(113,319)
Change in Unrealized Appreciation (Depreciation)	312,628	1,401,921
Net Increase (Decrease) in Net Assets Resulting from Operations	394,600	1,415,142
Distributions
Net Investment Income
Investor Shares	(15,131)	(8,060)
Institutional Shares	(39,424)	(15,592)
ETF Shares	(95,039)	(61,830)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(149,594)	(85,482)
Capital Share Transactions
Investor Shares	375,387	299,138
Institutional Shares	1,023,211	834,242
ETF Shares	1,093,490	1,813,836
Net Increase (Decrease) from Capital Share Transactions	2,492,088	2,947,216
Total Increase (Decrease)	2,737,094	4,276,876
Net Assets
Beginning of Period	6,722,507	2,445,631
End of Period[1]	9,459,601	6,722,507

1 Net Assets—End of Period includes undistributed net investment income of $56,453,000 and $112,834,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares

	Six Months	Year Ended		March 8,
	Ended	October 31,		2007[1] to
	April 30,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.48	$12.77	$24.91	$20.00
Investment Operations
Net Investment Income	.188[2]	.378[2]	.637[2]	.410[2]
Net Realized and Unrealized Gain (Loss) on Investments	.813	3.622	(12.592)	4.500
Total from Investment Operations	1.001	4.000	(11.955)	4.910
Distributions
Dividends from Net Investment Income	(.321)	(.290)	(.185)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.321)	(.290)	(.185)	—
Net Asset Value, End of Period	$17.16	$16.48	$12.77	$24.91

Total Return[3]	6.09%	32.19%	-48.32%	24.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,150	$748	$296	$213
Ratio of Total Expenses to Average Net Assets	0.35%[4]	0.40%	0.35%	0.40%[4]
Ratio of Net Investment Income to Average Net Assets	2.17%[4]	2.75%	3.24%	2.61%[4]
Portfolio Turnover Rate[5]	6%[4]	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.25% transaction fee assessed on purchases through June 26, 2008; the 2% fee assessed on redemptions of shares held for less than two months; or the account service fee that may be applicable to certain accounts with balances below $10,000.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares

	Six Months	Year Ended		April 30,
	Ended	October 31,		2007[1] to
	April 30,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$82.71	$64.06	$124.76	$107.33
Investment Operations
Net Investment Income	1.023[2]	2.101[2]	3.323[2]	1.150[2]
Net Realized and Unrealized Gain (Loss) on Investments	4.075	18.142	(62.979)	16.280
Total from Investment Operations	5.098	20.243	(59.656)	17.430
Distributions
Dividends from Net Investment Income	(1.758)	(1.593)	(1.044)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.758)	(1.593)	(1.044)	—
Net Asset Value, End of Period	$86.05	$82.71	$64.06	$124.76

Total Return[3]	6.19%	32.56%	-48.18%	16.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,694	$1,608	$448	$157
Ratio of Total Expenses to Average Net Assets	0.15%[4]	0.15%	0.10%	0.15%[4]
Ratio of Net Investment Income to Average Net Assets	2.37%[4]	3.00%	3.49%	2.86%[4]
Portfolio Turnover Rate[5]	6%[4]	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.25% transaction fee assessed on purchases through June 26, 2008, or the 2% fee assessed on redemptions of shares held for less than two months.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares

	Six Months	Year Ended		March 2,
	Ended	October 31,		2007[1] to
	April 30,			Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$41.95	$32.50	$63.32	$49.80
Investment Operations
Net Investment Income	.494[2]	1.011[2]	1.705[2]	1.030[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.079	9.224	(32.015)	12.490
Total from Investment Operations	2.573	10.235	(30.310)	13.520
Distributions
Dividends from Net Investment Income	(.863)	(.785)	(.510)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.863)	(.785)	(.510)	—
Net Asset Value, End of Period	$43.66	$41.95	$32.50	$63.32

Total Return	6.14%	32.41%	-48.23%	27.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,616	$4,366	$1,701	$1,068
Ratio of Total Expenses to Average Net Assets	0.22%[3]	0.25%	0.20%	0.25%[3]
Ratio of Net Investment Income to Average Net Assets	2.30%[3]	2.90%	3.39%	2.76%[3]
Portfolio Turnover Rate[4]	6%[3]	9%	7%	10%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2007–2009), and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

21

FTSE All-World ex-US Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $1,721,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.69% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,118,416	—	—
Common Stocks—Other	187,779	8,106,944	90
Temporary Cash Investments	622,314	—	—
Total	1,928,509	8,106,944	90

22

FTSE All-World ex-US Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2010:

Investments in
Common Stocks—Other
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	98
Net Realized Gain (Loss)	(4)
Change in Unrealized Appreciation (Depreciation)	(4)
Balance as of April 30, 2010	90

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended April 30, 2010, the fund realized net foreign currency losses of $948,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2010, the fund realized gains on the sale of passive foreign investment companies of $440,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2010, was $7,552,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2009, the fund had available capital loss carryforwards totaling $169,416,000 to offset future net capital gains of $1,431,000 through October 31, 2015, $29,919,000 through October 31, 2016, and $138,066,000 through October 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2010, the cost of investment securities for tax purposes was $9,770,054,000. Net unrealized appreciation of investment securities for tax purposes was $265,489,000, consisting of unrealized gains of $887,895,000 on securities that had risen in value since their purchase and $622,406,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2010, the fund purchased $2,648,593,000 of investment securities and sold $229,034,000 of investment securities, other than temporary cash investments.

23

FTSE All-World ex-US Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	April 30, 2010		October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	503,031	29,047	453,982	34,011
Issued in Lieu of Cash Distributions	12,188	717	6,512	547
Redeemed[1]	(139,832)	(8,148)	(161,356)	(12,363)
Net Increase (Decrease)—Investor Shares	375,387	21,616	299,138	22,195
Institutional Shares
Issued	1,153,019	13,374	1,042,403	15,798
Issued in Lieu of Cash Distributions	32,086	377	11,869	199
Redeemed[1]	(161,894)	(1,885)	(220,030)	(3,548)
Net Increase (Decrease)—Institutional Shares	1,023,211	11,866	834,242	12,449
ETF Shares
Issued	1,093,490	24,537	1,968,655	56,827
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	—	—	(154,819)	(5,100)
Net Increase (Decrease)—ETF Shares	1,093,490	24,537	1,813,836	51,727

1 Net of redemption fees for fiscal 2010 and 2009 of $76,000 and $154,000, respectively (fund totals).

G. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

24

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of April 30, 2010

Share-Class Characteristics

	Investor	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VFSVX	VFSNX	VSS
Expense Ratio[1]	0.63%	0.37%	0.40%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	2,471	3,059
Median Market Cap	$1.4B	$1.4B
Price/Earnings Ratio	37.9x	37.6x
Price/Book Ratio	1.6x	1.6x
Return on Equity	13.4%	13.4%
Earnings Growth Rate	9.3%	9.5%
Dividend Yield	2.1%	2.1%
Turnover Rate
(Annualized)	18%	—
Short-Term Reserves	0.5%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Consumer Discretionary	15.2%	15.3%
Consumer Staples	5.5	5.4
Energy	6.9	7.0
Financials	17.6	16.9
Health Care	4.9	4.9
Industrials	21.7	22.1
Information Technology	9.8	10.0
Materials	15.0	15.0
Telecommunication
Services	0.8	0.8
Utilities	2.6	2.6

Ten Largest Holdings (% of total net assets)
Eldorado Gold Corp.	Gold	0.5%
Crescent Point Energy	Oil & Gas
Corp.	Exploration &
	Production	0.5
Silver Wheaton Corp.	Precious Metals &
	Minerals	0.3
IAMGOLD Corp.	Gold	0.3
First Quantum Minerals	Diversified Metals
Ltd.	& Mining	0.3
Red Back Mining Inc.	Gold	0.3
Pacific Rubiales Energy	Oil & Gas
Corp.	Exploration &
	Production	0.3
Petrobank Energy &	Oil & Gas
Resources Ltd.	Exploration &
	Production	0.3
Aggreko PLC	Diversified Support
	Services	0.3
Ivanhoe Mines Ltd./CA	Diversified Metals
	& Mining	0.3
Top Ten		3.4%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of portfolio)

1 The expense ratios shown are from the prospectus dated February 26, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended April 30, 2010, the annualized expense ratios were 0.60% for
Investor Shares, 0.35% for Institutional Shares, and 0.38% for ETF Shares.

25

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	13.7%	13.7%
France	4.1	4.0
Switzerland	4.0	3.9
Germany	3.6	3.6
Sweden	3.0	3.0
Italy	2.0	2.0
Netherlands	1.9	2.0
Norway	1.8	1.8
Spain	1.6	1.6
Finland	1.6	1.6
Belgium	1.3	1.3
Austria	1.1	0.9
Denmark	1.0	1.0
Other	1.5	1.4
Subtotal	42.2%	41.8%
Pacific
Japan	12.1%	11.9%
Australia	4.8	4.9
Hong Kong	1.1	3.1
Singapore	1.0	1.1
Other	0.2	0.2
Subtotal	19.2%	21.2%
Emerging Markets
Taiwan	5.4%	5.6%
China	3.3	1.2
India	3.0	3.1
South Korea	2.7	2.8
Brazil	2.3	2.2
Other	6.0	6.6
Subtotal	22.7%	21.5%
North America
Canada	15.5%	15.5%
Other	0.4%	0.0%

The fund and index weightings in China and Hong Kong vary as a result of differences in the classification of Hong Kong-based companies.

26

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): April 2, 2009, Through April 30, 2010

Note: For 2010, performance data reflect the six months ended April 30, 2010.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended March 31, 2010

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	Since
	Date	Inception
Investor Shares	4/2/2009	64.87%
Fee-Adjusted Returns		62.43
Institutional Shares	4/2/2009	65.28
Fee-Adjusted Returns		62.84
ETF Shares	4/2/2009
Market Price		66.08
Net Asset Value		65.22

For more information about how the ETF Shares' market prices have compared with their net asset value, visit www.vanguard.com, select your ETF, and then select the Performance tab. The Premium/Discount table there shows the percentages of days on which the ETF Shares'
market price was above or below the NAV.

Fee-adjusted returns reflect the 0.75% transaction fee on purchases and redemptions.
See Financial Highlights for dividend and capital gains information.

27

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary

As of April 30, 2010

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Argentina †			492	0.1%

Australia
*	Arrow Energy Ltd.	239,078	1,128	0.2%
	Australia—Other †		29,023	4.5%
			30,151	4.7%

Austria †			6,713	1.1%

Belgium †			8,495	1.3%

Brazil
*	Fibria Celulose SA	61,772	1,218	0.2%
	PDG Realty SA Empreendimentos e Participacoes	128,600	1,169	0.2%
	Brazil—Other †		12,169	1.9%
			14,556	2.3%
Canada
	Crescent Point Energy Corp.	68,024	2,887	0.5%
*	Eldorado Gold Corp.	177,437	2,725	0.4%
*	Silver Wheaton Corp.	111,974	2,200	0.3%
	IAMGOLD Corp.	121,980	2,183	0.3%
	First Quantum Minerals Ltd.	26,752	2,053	0.3%
*	Red Back Mining Inc.	76,999	2,022	0.3%
*	Pacific Rubiales Energy Corp.	86,608	1,953	0.3%
*	Petrobank Energy & Resources Ltd.	34,341	1,732	0.3%
*	Ivanhoe Mines Ltd.	105,440	1,678	0.3%
	CI Financial Corp.	78,843	1,649	0.3%
^	Metro Inc. Class A	37,180	1,643	0.3%
^	Fortis Inc.	59,386	1,640	0.3%

28

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Niko Resources Ltd.	14,444	1,583	0.2%
Intact Financial Corp.	35,300	1,529	0.2%
^ RioCan Real Estate Investment Trust	78,722	1,503	0.2%
* Sino-Forest Corp.	80,339	1,428	0.2%
Tim Hortons Inc.	38,728	1,280	0.2%
Onex Corp.	40,136	1,163	0.2%
* Gildan Activewear Inc.	39,800	1,155	0.2%
Franco-Nevada Corp.	36,940	1,065	0.2%
Emera Inc.	44,992	1,048	0.2%
* Viterra Inc.	123,322	1,044	0.2%
Canada—Other †		63,627	10.0%
		100,790	15.9%

Chile †		1,626	0.3%

China †		21,023	3.3%

Denmark
DSV A/S	66,676	1,192	0.2%
Denmark—Other †		5,210	0.8%
		6,402	1.0%
Finland
Elisa Oyj	53,363	1,021	0.2%
Finland—Other †		9,007	1.4%
		10,028	1.6%
France
Groupe Eurotunnel SA	155,668	1,421	0.2%
* Gemalto NV	28,398	1,266	0.2%
Fonciere Des Regions	11,270	1,166	0.2%
France—Other †		22,168	3.5%
		26,021	4.1%
Germany
Aixtron AG	32,856	1,038	0.2%
Germany—Other †		21,831	3.4%
		22,869	3.6%

Greece †		2,902	0.5%

Hong Kong †		6,682	1.1%

India †		18,845	3.0%

Indonesia †		4,062	0.6%

Ireland †		4,441	0.7%

Israel †		1,465	0.2%

Italy
Prysmian SPA	57,087	1,028	0.1%
Italy—Other †		11,913	1.9%
		12,941	2.0%

29

FTSE All-World ex-US Small-Cap Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Japan †		76,508	12.0%
Malaysia †		5,391	0.8%
Mexico †		5,141	0.8%
Netherlands
Koninklijke Boskalis Westminster NV	22,401	1,010	0.1%
Netherlands—Other †		11,183	1.8%
		12,193	1.9%
New Zealand †		1,230	0.2%
Norway †		11,399	1.8%
Peru †		466	0.1%
Philippines †		2,214	0.3%
Poland †		3,439	0.5%
Portugal †		1,691	0.3%
Russia †		1,669	0.3%
Singapore †		6,584	1.0%
South Africa †		3,507	0.6%
South Korea †		17,154	2.7%
Spain †		10,147	1.6%
Sweden
^ Getinge AB	72,230	1,615	0.2%
Kinnevik Investment AB Class B	69,117	1,269	0.2%
Ratos AB	37,947	1,188	0.2%
Modern Times Group AB Class B	18,389	1,120	0.2%
Sweden—Other †		13,956	2.2%
		19,148	3.0%
Switzerland
* Clariant AG	84,843	1,171	0.2%
Sulzer AG	11,116	1,102	0.1%
Switzerland—Other †		23,346	3.7%
		25,619	4.0%
Taiwan †		34,113	5.4%
Thailand †		2,503	0.4%
Turkey †		5,697	0.9%

30

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
United Kingdom
Aggreko PLC		90,334	1,683	0.3%
ARM Holdings PLC		433,238	1,671	0.2%
Serco Group PLC		156,483	1,502	0.2%
Investec PLC		150,042	1,187	0.2%
Intertek Group PLC		51,655	1,173	0.2%
Informa PLC		192,142	1,160	0.2%
IMI PLC		105,415	1,146	0.2%
Petropavlovsk PLC		61,405	1,097	0.2%
Meggitt PLC		224,563	1,069	0.2%
* GKN PLC		504,829	1,047	0.2%
Weir Group PLC		69,067	1,037	0.1%
United Kingdom—Other †			73,380	11.5%
			87,152	13.7%
Total Common Stocks (Cost $551,863)			633,469	99.7%

	Coupon
Temporary Cash Investment
Money Market Fund
1,2 Vanguard Market Liquidity Fund
(Cost $34,318)	0.210%	34,318,473	34,318	5.4%
Total Investments (Cost $586,181)			667,787	105.1%
Other Assets and Liabilities
Other Assets			3,546	0.6%
Liabilities[2]			(36,002)	(5.7%)
			(32,456)	(5.1%)
Net Assets			635,331	100.0%

31

FTSE All-World ex-US Small-Cap Index Fund

At April 30, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	548,902
Undistributed Net Investment Income	1,595
Accumulated Net Realized Gains	3,260
Unrealized Appreciation (Depreciation)
Investment Securities	81,606
Foreign Currencies	(32)
Net Assets	635,331

Investor Shares—Net Assets
Applicable to 3,771,454 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	124,016
Net Asset Value Per Share—Investor Shares	$32.88

Institutional Shares—Net Assets
Applicable to 50,881 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,384
Net Asset Value Per Share—Institutional Shares	$164.78

ETF Shares—Net Assets
Applicable to 5,834,242 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	502,931
Net Asset Value Per Share—ETF Shares	$86.20

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,513,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $31,348,000 of collateral received for securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

32

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Six Months Ended
April 30, 2010
($000)
Investment Income
Income
Dividends[1]	5,384
Interest[2]	4
Security Lending	243
Total Income	5,631
Expenses
The Vanguard Group—Note B
Investment Advisory Services	20
Management and Administrative—Investor Shares	236
Management and Administrative—Institutional Shares	11
Management and Administrative—ETF Shares	530
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—ETF Shares	44
Custodian Fees	156
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	16
Total Expenses	1,023
Net Investment Income	4,608
Realized Net Gain (Loss)
Investment Securities Sold	3,509
Foreign Currencies	(190)
Realized Net Gain (Loss)	3,319
Change in Unrealized Appreciation (Depreciation)
Investment Securities	41,226
Foreign Currencies	14
Change in Unrealized Appreciation (Depreciation)	41,240
Net Increase (Decrease) in Net Assets Resulting from Operations	49,167

1 Dividends are net of foreign withholding taxes of $489,000.
2 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

33

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

		March 19,
	Six Months Ended	2009[1] to
	April 30,	October 31,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,608	1,667
Realized Net Gain (Loss)	3,319	2,840
Change in Unrealized Appreciation (Depreciation)	41,240	40,334
Net Increase (Decrease) in Net Assets Resulting from Operations	49,167	44,841
Distributions
Net Investment Income
Investor Shares	(739)	—
Institutional Shares	(83)	—
ETF Shares	(3,872)	—
Realized Capital Gain[2]
Investor Shares	(492)	—
Institutional Shares	(52)	—
ETF Shares	(2,310)	—
Total Distributions	(7,548)	—
Capital Share Transactions
Investor Shares	53,349	51,752
Institutional Shares	135	5,029
ETF Shares	187,205	251,401
Net Increase (Decrease) from Capital Share Transactions	240,689	308,182
Total Increase (Decrease)	282,308	353,023
Net Assets
Beginning of Period	353,023	—
End of Period[3]	635,331	353,023

1 Commencement of subscription period for the fund.
2 Includes fiscal 2010 short-term gain distributions totaling $2,854,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
3 Net Assets—End of Period includes undistributed net investment income of $1,595,000 and $1,695,000.

See accompanying Notes, which are an integral part of the Financial Statements.

34

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares
	Six Months	March 19,
	Ended	2009[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$29.83	$20.00
Investment Operations
Net Investment Income	.260	.257[2]
Net Realized and Unrealized Gain (Loss) on Investments	3.313	9.573
Total from Investment Operations	3.573	9.830
Distributions
Dividends from Net Investment Income	(.314)	—
Distributions from Realized Capital Gains	(.209)	—
Total Distributions	(.523)	—
Net Asset Value, End of Period	$32.88	$29.83

Total Return[3]	12.10%	49.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$124	$62
Ratio of Total Expenses to Average Net Assets	0.60%[4]	0.78%[4]
Ratio of Net Investment Income to Average Net Assets	1.72%[4]	1.49%[4]
Portfolio Turnover Rate[5]	18%[4]	19%

1 Subscription period for the fund was March 19, 2009, to April 2, 2009, during which time all assets were held in money market instruments. Performance measurement began April 2, 2009, at a net asset value of $20.00.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.75% fee on purchases and redemptions, or the account service fee that may be applicable to certain accounts with balances below $10,000.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

35

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares
	Six Months	April 2,
	Ended	2009[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$149.40	$100.00
Investment Operations
Net Investment Income	1.424	1.625[2]
Net Realized and Unrealized Gain (Loss) on Investments	16.657	47.775
Total from Investment Operations	18.081	49.400
Distributions
Dividends from Net Investment Income	(1.655)	—
Distributions from Realized Capital Gains	(1.046)	—
Total Distributions	(2.701)	—
Net Asset Value, End of Period	$164.78	$149.40

Total Return[3]	12.23%	49.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8	$7
Ratio of Total Expenses to Average Net Assets	0.35%[4]	0.52%[4]
Ratio of Net Investment Income to Average Net Assets	1.97%[4]	1.75%[4]
Portfolio Turnover Rate[5]	18%[4]	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Total returns do not reflect the 0.75% fee on purchase and redemptions.
4 Annualized.
5 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

36

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares
	Six Months	April 2,
	Ended	2009[1] to
	April 30,	Oct. 31,
For a Share Outstanding Throughout Each Period	2010	2009
Net Asset Value, Beginning of Period	$78.21	$52.36
Investment Operations
Net Investment Income	.756	.714[2]
Net Realized and Unrealized Gain (Loss) on Investments	8.698	25.136
Total from Investment Operations	9.454	25.850
Distributions
Dividends from Net Investment Income	(.917)	—
Distributions from Realized Capital Gains	(.547)	—
Total Distributions	(1.464)	—
Net Asset Value, End of Period	$86.20	$78.21

Total Return	12.21%	49.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$503	$283
Ratio of Total Expenses to Average Net Assets	0.38%[3]	0.55%[3]
Ratio of Net Investment Income to Average Net Assets	1.94%[3]	1.72%[3]
Portfolio Turnover Rate[4]	18%[3]	19%

1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

37

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for its open federal income tax period ended October 31, 2009, and for the period ended April 30, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

38

FTSE All-World ex-US Small-Cap Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2010, the fund had contributed capital of $110,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of April 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	122,381	690	—
Common Stocks—Other	309	510,058	31
Temporary Cash Investments	34,318	—	—
Total	157,008	510,748	31

39

FTSE All-World ex-US Small-Cap Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended April 30, 2010:

Investments in
Common Stocks—Other
Amount Valued Based on Level 3 Inputs	($000)
Balance as of October 31, 2009	—
Transfers into Level 3	34
Change in Unrealized Appreciation (Depreciation)	(3)
Balance as of April 30, 2010	31

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended April 30, 2010, the fund realized net foreign currency losses of $190,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized gains to undistributed net investment income. Certain of the fund’s investments are in securities considered to be “passive foreign investment companies,” for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the six months ended April 30, 2010, the fund realized gains on the sale of passive foreign investment companies of $219,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income. Unrealized appreciation through the most recent mark-to-market date for tax purposes on passive foreign investment company holdings at April 30, 2010, was $1,973,000, all of which has been distributed and is reflected in the balance of undistributed net investment income.

The fund’s realized gains for the six months ended April 30, 2010, include $43,000 of capital gain tax paid on sales of Indian securities. This tax is treated as a decrease to taxable income; accordingly, this amount has been reclassified from accumulated net realized gains to undistributed net investment income.

At April 30, 2010, the cost of investment securities for tax purposes was $588,154,000. Net unrealized appreciation of investment securities for tax purposes was $79,633,000, consisting of unrealized gains of $94,333,000 on securities that had risen in value since their purchase and $14,700,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2010, the fund purchased $278,143,000 of investment securities and sold $42,934,000 of investment securities, other than temporary cash investments.

40

FTSE All-World ex-US Small-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	April 30, 2010		October 31, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	61,683	1,945	56,570	2,278
Issued in Lieu of Cash Distributions	1,070	35	—	—
Redeemed[2]	(9,404)	(301)	(4,818)	(186)
Net Increase (Decrease)—Investor Shares	53,349	1,679	51,752	2,092
Institutional Shares
Issued	—	—	5,029	50
Issued in Lieu of Cash Distributions	135	1	—	—
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—Institutional Shares	135	1	5,029	50
ETF Shares
Issued	187,205	2,214	251,401	3,620
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	—	—
Net Increase (Decrease)—ETF Shares	187,205	2,214	251,401	3,620

1 Inception was March 19, 2009, for Investor Shares, April 2, 2009, for Institutional Shares, and April 2, 2009, for ETF Shares.
2 Net of redemption fees for fiscal 2010 and 2009 of $61,000 and $27,000, respectively (fund totals).

G. In preparing the financial statements as of April 30, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

41

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the transaction fees or the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

42

Six Months Ended April 30, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	10/31/2009	4/30/2010	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,060.92	$1.79
Institutional Shares	1,000.00	1,061.86	0.77
ETF Shares	1,000.00	1,061.41	1.12
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,121.05	$3.16
Institutional Shares	1,000.00	1,122.35	1.84
ETF Shares	1,000.00	1,122.15	2.00
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,023.06	$1.76
Institutional Shares	1,000.00	1,024.05	0.75
ETF Shares	1,000.00	1,023.70	1.10
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,021.82	$3.01
Institutional Shares	1,000.00	1,023.06	1.76
ETF Shares	1,000.00	1,022.91	1.91

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.35% for Investor Shares, 0.15% for Institutional Shares, and 0.22% for ETF Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.60% for Investor Shares, 0.35% for Institutional Shares, and 0.38% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

43

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard FTSE All-World ex-US and FTSE All-World ex-US Small-Cap Index Funds has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the FTSE All-World ex-US Index Fund since its inception in 2007 and to the FTSE All-World ex-US Small-Cap Index Fund since its inception in 2009, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than three decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered each fund’s performance since its inception, including any periods of outperformance or underperformance of its target index and peer group. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ low-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements after a one-year period.

44

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

45

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

46

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	“FTSE®” is a trademark jointly owned by the London
Direct Investor Account Services > 800-662-2739	Stock Exchange plc and The Financial Times Limited
and is used by FTSE International Limited under license.
Institutional Investor Services > 800-523-1036	”All-World” is a trademark of FTSE International
Text Telephone for People	Limited. The FTSE All-World ex US Index and FTSE
With Hearing Impairment > 800-749-7273	Global Small Cap ex US Index are calculated by FTSE
International Limited. FTSE International Limited does
This material may be used in conjunction	not sponsor, endorse, or promote the funds; is not in
with the offering of shares of any Vanguard	any way connected to them; and does not accept any
fund only if preceded or accompanied by	liability in relation to their issue, operation, and
the fund’s current prospectus.	trading.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7702 062010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 21, 2010

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 21, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number
33-53683, is Incorporated by Reference.